UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

July 31, 2019

     MFS® Global High Yield Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

HYO-SEM

MFS® Global High Yield Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S., frustrated by the slow pace of progress in trade talks, further ratcheted up tariffs on Chinese goods in early August, adding to already elevated trade tensions.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit also remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates for the first time in more than a decade in July. Similarly, the European Central Bank is expected to loosen policy further this fall. The more accommodative monetary environment has helped fuel a rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	8.5%
Utilities – Electrical Power	5.6%
Wireless Communications	4.5%
Medical & Health Technology & Services	4.3%
Food & Beverages	4.2%

Composition including fixed income credit quality (a)(i)
BBB	3.8%
BB	49.7%
B	33.2%
CCC	7.7%
CC	0.1%
C (o)	0.0%
Not Rated	(3.6)%
Non-Fixed Income	0.5%
Cash & Cash Equivalents	4.9%
Other	3.7%

Portfolio facts (i)
Average Duration (d)	2.9
Average Effective Maturity (m)	4.2 yrs.

Issuer country weightings (i)(x)
United States	59.4%
Brazil	4.6%
United Kingdom	4.3%
Canada	3.3%
Netherlands	2.7%
Luxembourg	2.3%
France	2.3%
Germany	1.8%
Ireland	1.4%
Other Countries	17.9%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and including fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not hold all of these instruments. The fund is not rated by these agencies.

2

Portfolio Composition – continued

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.

Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2019 through July 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2019 through July 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/19	Ending Account Value 7/31/19	Expenses Paid During Period (p) 2/01/19-7/31/19
A	Actual	1.05%	$1,000.00	$1,061.78	$5.37
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,057.78	$9.18
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,057.90	$9.18
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,063.08	$4.09
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.80%	$1,000.00	$1,057.85	$9.18
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.30%	$1,000.00	$1,060.40	$6.64
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.05%	$1,000.00	$1,066.86	$5.38
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$1,062.89	$4.09
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R6	Actual	0.69%	$1,000.00	$1,063.72	$3.53
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

7/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 33.2%

Issuer	Shares/Par		Value ($)
Apparel Manufacturers - 0.3%
PVH Corp., 3.125%, 12/15/2027	EUR	720,000	$898,596

Asset-Backed & Securitized - 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 0.951%, 2/18/2030 (i)		$23,612	$0

Automotive - 0.6%
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	350,000	$406,822
LKQ Italia Bondco S.p.A., 3.875%, 4/01/2024		1,155,000	1,418,974

			$1,825,796
Broadcasting - 1.4%
Arqiva Broadcast Finance PLC, 6.75%, 9/30/2023	GBP	1,100,000	$1,428,701
Netflix, Inc., 4.625%, 5/15/2029	EUR	380,000	476,191
Picard Bondco , 5.5%, 11/30/2024		595,000	623,940
United Group B.V., 4.375%, 7/01/2022 (n)		1,127,000	1,275,660
United Group B.V., 4.375%, 7/01/2022		285,000	322,594
WMG Acquisition Corp., 4.125%, 11/01/2024		495,000	571,686

			$4,698,772
Building - 0.4%
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		$1,355,000	$1,385,501

Cable TV - 2.5%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$525,000	$549,937
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/2029	EUR	1,525,500	1,877,883
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		$200,000	208,250
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,701,300
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		485,000	495,913
Virgin Media Secured Finance PLC, 5%, 4/15/2027	GBP	425,000	534,932
VTR Finance B.V., 6.875%, 1/15/2024 (n)		$1,456,000	1,503,320
Ziggo Bond Co. B.V., 3.75%, 1/15/2025	EUR	1,000,000	1,140,210
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		$265,000	271,294

			$8,283,039
Chemicals - 1.3%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$1,244,000	$1,267,325
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		951,000	1,070,532
SPCM S.A., 2.875%, 6/15/2023	EUR	1,367,000	1,524,618

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - continued
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026 (n)	EUR	350,000	$385,997

Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026		130,000	143,370

			$4,391,842
Conglomerates - 0.9%
Blitz F18-674 GmbH, 6%, 7/30/2026	EUR	1,100,000	$1,300,065
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,555,000	1,562,791

			$2,862,856
Construction - 0.2%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		$515,000	$539,462

Consumer Products - 0.4%
Coty, Inc., 4.75%, 4/15/2026 (n)	EUR	870,000	$953,546
Energizer Gamma Acquisition B.V. , 4.625%, 7/15/2026		395,000	455,805

			$1,409,351
Consumer Services - 0.2%
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (z)		$615,000	$628,069

Containers - 0.6%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	160,000	$183,319
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$1,359,000	1,377,686
Trivium Packaging Finance B.V., 3.75%, 8/15/2026 (z)	EUR	210,000	240,753

			$1,801,758
Emerging Market Quasi-Sovereign - 2.7%
CEMIG Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)		$1,450,000	$1,683,450
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		1,200,000	1,282,994
Petrobras Global Finance B.V., 5.75%, 2/01/2029		4,098,000	4,397,687
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		1,272,000	1,494,259

			$8,858,390
Emerging Market Sovereign - 2.8%
Arab Republic of Egypt, 5.577%, 2/21/2023		$1,055,000	$1,091,925
Dominican Republic, 5.5%, 1/27/2025		1,055,000	1,120,948
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		1,023,000	1,137,903
Government of Ukraine, 8.994%, 2/01/2024 (n)		400,000	443,822
Government of Ukraine, 7.75%, 9/01/2024		1,258,000	1,342,213
Republic of Argentina, 5.875%, 1/11/2028		1,833,000	1,443,488
Republic of South Africa, 4.875%, 4/14/2026		1,385,000	1,417,894

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Turkey, 5.75%, 3/22/2024		$1,265,000	$1,247,672

			$9,245,865
Energy - Independent - 0.0%
Afren PLC, 11.5%, 2/01/2020 (a)(d)(z)		$1,000,000	$820
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		528,000	180

			$1,000
Energy - Integrated - 0.4%
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		$1,249,000	$1,300,209

Financial Institutions - 1.8%
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024	EUR	1,035,000	$999,954
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	990,000	1,188,697
Cabot Financial (Luxembourg) S.A. , 7.5%, 10/01/2023		840,000	1,059,831
Garfunkelux Holdco 3 S.A., 7.5%, 8/01/2022	EUR	545,000	567,818
Intertrust Group B.V., 3.375%, 11/15/2025		840,000	986,696
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		$740,000	799,422
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	425,000	433,307

			$6,035,725
Food & Beverages - 1.9%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$1,775,000	$1,848,236
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		570,000	584,250
JBS Investments GmbH, 7.25%, 4/03/2024 (n)		630,000	653,625
JBS Investments II GmbH, 5.75%, 1/15/2028 (z)		1,200,000	1,219,080
Marb Bondco PLC, 6.875%, 1/19/2025 (n)		476,000	487,900
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		1,265,000	1,304,848

			$6,097,939
Gaming & Lodging - 0.4%
Scientific Games International, Inc., 5.5%, 2/15/2026	EUR	1,095,000	$1,193,934

Industrial Revenue - Other - 0.5%
Bilfinger SE, 4.5%, 6/14/2024	EUR	900,000	$1,039,541
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$670,000	678,086

			$1,717,627
International Market Quasi-Sovereign - 0.4%
Electricite de France S.A., 5.375% to 1/29/2025, FLR (EUR Swap Rate-5yr. + 3.794%) to 1/29/2045, (EUR Swap Rate - 5yr. + 4.544%) to 12/31/2049	EUR	1,100,000	$1,398,955

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - 0.9%
Barclays PLC, 8% to 12/15/2020, FLR (EUR Swap Rate - 5yr. + 6.75%) to 12/31/2049	EUR	1,645,000	$1,948,486
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		$910,000	968,140

			$2,916,626
Medical & Health Technology & Services - 0.2%
IQVIA Holdings, Inc., 3.25%, 3/15/2025	EUR	645,000	$732,758

Metals & Mining - 1.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$144,900
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		400,000	396,000
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		205,000	215,763
KME AG, 6.75%, 2/01/2023	EUR	860,000	913,939
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		$390,000	265,200
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		670,000	626,450
Vale S.A., 6.25%, 8/10/2026		845,000	951,470

			$3,513,722
Midstream - 0.5%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,052,000	$1,177,714
Puma International Financing S.A., 5%, 1/24/2026		635,000	598,473

			$1,776,187
Oil Services - 0.1%
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)		$485,000	$446,200

Other Banks & Diversified Financials - 0.3%
Kazkommertsbank JSC, 5.5%, 12/21/2022		$1,025,675	$1,028,649

Pharmaceuticals - 0.8%
Grifols S.A., 3.2%, 5/01/2025	EUR	1,680,000	$1,913,414
Rossini S.à r.l., 6.75%, 10/30/2025 (n)		310,000	370,585
Rossini S.à r.l., 6.75%, 10/30/2025		213,000	254,628

			$2,538,627
Pollution Control - 0.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,504,000	$1,562,295

Restaurants - 0.4%
Stonegate Pub Co. Financing PLC, 4.875%, 3/15/2022	GBP	1,085,000	$1,346,861

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - 0.8%
3AB Optique Developpement S.A.S., 4%, 10/01/2023	EUR	720,000	$821,852
Dufry Finance S.C.A., 4.5%, 8/01/2023		1,080,000	1,225,389
eG Global Finance PLC, 4.375%, 2/07/2025 (n)		420,000	463,778

			$2,511,019
Supermarkets - 0.5%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)		$1,547,000	$1,637,499

Telecommunications - Wireless - 1.0%
Altice France S.A., 8.125%, 2/01/2027 (n)		$405,000	$440,944
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		200,000	204,250
Altice Luxembourg S.A., 6.25%, 2/15/2025	EUR	425,000	478,080
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		$240,000	225,600
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		1,486,000	1,521,292
SFR Group S.A., 7.375%, 5/01/2026 (n)		420,000	447,563

			$3,317,729
Transportation - Services - 2.5%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$1,057,000	$1,112,492
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		1,055,000	973,298
Heathrow Finance PLC, 3.875%, 3/01/2027	GBP	1,440,000	1,742,428
Navios South American Logistics, Inc., 7.25%, 5/01/2022		$335,000	329,238
Navios South American Logistics, Inc./Navios Logistics Finance
(U.S.), Inc., 7.25%, 5/01/2022 (n)		990,000	972,972
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		663,000	702,787
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)		1,580,000	1,710,192
Topaz Marine S.A., 9.125%, 7/26/2022 (n)		259,000	270,655
Topaz Marine S.A., 9.125%, 7/26/2022		222,000	231,990

			$8,046,052
Utilities - Electric Power - 3.9%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,161,000	$1,191,708
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		1,250,000	1,260,425
Drax Finco PLC, 6.625%, 11/01/2025 (n)		590,000	613,600
Genneia S.A., 8.75%, 1/20/2022 (n)		736,000	685,400
Genneia S.A., 8.75%, 1/20/2022		364,000	338,975
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		700,000	701,638
Light S.A., 7.25%, 5/03/2023 (n)		946,000	1,014,585
Listrindo Capital B.V., 4.95%, 9/14/2026		1,355,000	1,355,678
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		330,000	384,759
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (z)		665,000	669,156
MSU Energy Group (Rio Energy S.A./UGEN S.A./Uensa S.A.), 6.875%, 2/01/2025 (n)		811,000	605,209

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)	$1,149,600	$1,182,756
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	387,990	399,180
Stoneway Capital Corp., 10%, 3/01/2027 (n)	1,612,230	1,489,297
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	886,000	899,290

		$12,791,656
Total Bonds (Identified Cost, $108,498,705)		$108,740,566

Common Stocks - 0.2%
Construction - 0.1%
ICA Tenedora S.A. de C.V. (a)	253,322	$443,629

Energy - Independent - 0.1%
Frontera Energy Corp.	26,510	$271,277
Total Common Stocks (Identified Cost, $914,800)		$714,906

Investment Companies (h) - 66.1%
Bond Funds - 63.8%
MFS High Yield Pooled Portfolio (v)(y)	22,737,685	$209,414,081

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 2.31% (v)	7,528,051	$7,528,051
Total Investment Companies (Identified Cost, $230,554,810)		$216,942,132

Other Assets, Less Liabilities - 0.5%		1,500,057
Net Assets - 100.0%		$327,897,661

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $216,942,132 and $109,455,472, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,521,265, representing 15.4% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(y)	The unaudited annual report for MFS High Yield Pooled Portfolio as of July 31, 2019 has been included as Appendix A.

11

Portfolio of Investments (unaudited) – continued

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2020	11/20/2015	$986,320	$820
Afren PLC, 6.625%, 12/09/2020	11/20/2015	515,241	180
GEMS Menasa Cayman Ltd./GEMS Education
Delaware LLC, 7.125%, 7/31/2026	7/30/2019	615,000	628,069
JBS Investments II GmbH, 5.75%, 1/15/2028	7/23/2019	1,204,995	1,219,080
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	7/25/2019	665,000	669,156
Trivium Packaging Finance B.V., 3.75%, 8/15/2026	7/19/2019	235,588	240,753
Total Restricted Securities			$2,758,058
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	491,121	EUR	437,529	Barclays Bank PLC	10/11/2019	$3,955
USD	946,976	EUR	844,131	Brown Brothers Harriman	10/11/2019	7,081
USD	29,620,950	EUR	26,222,954	Citibank N.A.	10/11/2019	423,091
USD	118,010	EUR	105,316	Deutsche Bank AG	10/11/2019	746
USD	729,722	EUR	649,362	Morgan Stanley Capital Services, Inc.	10/11/2019	6,693
USD	1,088,365	EUR	960,039	UBS AG	10/11/2019	19,412
USD	561,252	GBP	449,709	Barclays Bank PLC	10/11/2019	12,454
USD	6,677,004	GBP	5,319,199	Deutsche Bank AG	10/11/2019	185,772

						$659,204

Liability Derivatives
EUR	421,991	USD	474,201	NatWest Markets PLC	10/11/2019	$(4,336)

12

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	49	$6,243,672	September - 2019	$(67,170)

At July 31, 2019, the fund had cash collateral of $53,900 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $109,413,505)	$109,455,472
Investments in affiliated issuers, at value (identified cost, $230,554,810)	216,942,132
Cash	86,944
Deposits with brokers for
Futures contracts	53,900
Receivables for
Forward foreign currency exchange contracts	659,204
Investments sold	1,828,471
Fund shares sold	341,193
Interest and dividends	1,627,043
Receivable from investment adviser	15,300
Other assets	2,818
Total assets	$331,012,477

Liabilities
Payables for
Distributions	$168,814
Forward foreign currency exchange contracts	4,336
Net daily variation margin on open futures contracts	3,819
Investments purchased	1,531,541
Fund shares reacquired	1,146,528
Payable to affiliates
Administrative services fee	298
Shareholder servicing costs	158,329
Distribution and service fees	4,582
Deferred country tax expense payable	78,355
Accrued expenses and other liabilities	18,214
Total liabilities	$3,114,816
Net assets	$327,897,661

Net assets consist of
Paid-in capital	$369,847,204
Total distributable earnings (loss)	(41,949,543)
Net assets	$327,897,661
Shares of beneficial interest outstanding	52,730,675

14

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$198,133,846	31,864,541	$6.22
Class B	6,922,762	1,111,252	6.23
Class C	26,475,977	4,261,500	6.21
Class I	66,224,273	10,647,649	6.22
Class R1	65,229	10,485	6.22
Class R2	292,141	46,886	6.23
Class R3	2,100,317	335,937	6.25
Class R4	6,786,484	1,086,294	6.25
Class R6	20,896,632	3,366,131	6.21

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.50 [100 / 95.75 x $6.22]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$5,984,433
Interest	3,041,648
Other	141,430
Dividends	7,440
Foreign taxes withheld	(1,115)
Total investment income	$9,173,836
Expenses
Management fee	$1,048,358
Distribution and service fees	422,351
Shareholder servicing costs	206,519
Administrative services fee	27,473
Independent Trustees’ compensation	5,075
Custodian fee	18,264
Shareholder communications	22,652
Audit and tax fees	42,595
Legal fees	5,144
Miscellaneous	82,172
Total expenses	$1,880,603
Fees paid indirectly	(11,331)
Reduction of expenses by investment adviser and distributor	(179,753)
Net expenses	$1,689,519
Net investment income (loss)	$7,484,317

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $57,363 country tax)	$(2,369,821)
Affiliated issuers	(2,359,537)
Futures contracts	(313,469)
Forward foreign currency exchange contracts	1,626,582
Foreign currency	(7,067)
Net realized gain (loss)	$(3,423,312)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $20,992 increase in deferred country tax)	$6,366,863
Affiliated issuers	8,295,723
Futures contracts	102,977
Forward foreign currency exchange contracts	655,130
Translation of assets and liabilities in foreign currencies	(15,207)
Net unrealized gain (loss)	$15,405,486
Net realized and unrealized gain (loss)	$11,982,174
Change in net assets from operations	$19,466,491

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/19 (unaudited)	Year ended 1/31/19

From operations
Net investment income (loss)	$7,484,317	$16,739,002
Net realized gain (loss)	(3,423,312)	(6,476,566)
Net unrealized gain (loss)	15,405,486	(9,568,510)
Change in net assets from operations	$19,466,491	$693,926
Total distributions to shareholders	$(7,811,353)	$(16,281,461)
Change in net assets from fund share transactions	$(12,786,730)	$(53,181,780)
Total change in net assets	$(1,131,592)	$(68,769,315)

Net assets
At beginning of period	329,029,253	397,798,568
At end of period	$327,897,661	$329,029,253

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/19		Year ended
Class A			1/31/19	1/31/18	1/31/17	1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$6.00		$6.25	$6.17	$5.62	$6.32	$6.57

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.28	$0.29	$0.32	$0.33	$0.36
Net realized and unrealized gain (loss)	0.23		(0.25)	0.08	0.57	(0.66)	(0.23)
Total from investment operations	$0.37		$0.03	$0.37	$0.89	$(0.33)	$0.13

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.28)	$(0.24)	$(0.34)	$(0.37)	$(0.38)
From tax return of capital	—		—	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.15)		$(0.28)	$(0.29)	$(0.34)	$(0.37)	$(0.38)
Net asset value, end of period (x)	$6.22		$6.00	$6.25	$6.17	$5.62	$6.32
Total return (%) (r)(s)(t)(x)	6.18	(n)	0.50	6.12	16.19	(5.54)	1.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.14	1.16	1.16	1.13	1.12
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.64	(a)	4.70	4.67	5.37	5.38	5.42
Portfolio turnover	13	(n)	13	26	16	16	18
Net assets at end of period (000 omitted)	$198,134		$191,590	$204,150	$235,889	$226,692	$281,874

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class B			1/31/19	1/31/18	1/31/17	1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$6.01		$6.26	$6.18	$5.63	$6.33	$6.59

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.24	$0.25	$0.28	$0.29	$0.31
Net realized and unrealized gain (loss)	0.22		(0.26)	0.08	0.57	(0.67)	(0.24)
Total from investment operations	$0.34		$(0.02)	$0.33	$0.85	$(0.38)	$0.07

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)	$(0.21)	$(0.30)	$(0.32)	$(0.33)
From tax return of capital	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.23)	$(0.25)	$(0.30)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$6.23		$6.01	$6.26	$6.18	$5.63	$6.33
Total return (%) (r)(s)(t)(x)	5.78	(n)	(0.25)	5.33	15.32	(6.23)	1.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91	(a)	1.90	1.91	1.91	1.88	1.87
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.91	(a)	3.94	3.92	4.62	4.62	4.65
Portfolio turnover	13	(n)	13	26	16	16	18
Net assets at end of period (000 omitted)	$6,923		$7,941	$12,262	$14,772	$16,518	$23,026

	Six months ended 7/31/19		Year ended
Class C			1/31/19	1/31/18	1/31/17	1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$5.99		$6.24	$6.16	$5.61	$6.32	$6.56

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.24	$0.25	$0.28	$0.29	$0.31
Net realized and unrealized gain (loss)	0.22		(0.26)	0.07	0.57	(0.68)	(0.22)
Total from investment operations	$0.34		$(0.02)	$0.32	$0.85	$(0.39)	$0.09

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)	$(0.20)	$(0.30)	$(0.32)	$(0.33)
From tax return of capital	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.23)	$(0.24)	$(0.30)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$6.21		$5.99	$6.24	$6.16	$5.61	$6.32
Total return (%) (r)(s)(t)(x)	5.79	(n)	(0.26)	5.33	15.35	(6.41)	1.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91	(a)	1.90	1.91	1.91	1.88	1.88
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.90	(a)	3.93	3.92	4.63	4.64	4.66
Portfolio turnover	13	(n)	13	26	16	16	18
Net assets at end of period (000 omitted)	$26,476		$29,122	$57,556	$65,782	$65,213	$81,975

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class I			1/31/19	1/31/18	1/31/17	1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$6.00		$6.25	$6.17	$5.62	$6.33	$6.58

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.30	$0.31	$0.33	$0.35	$0.37
Net realized and unrealized gain (loss)	0.22		(0.26)	0.08	0.58	(0.67)	(0.22)
Total from investment operations	$0.37		$0.04	$0.39	$0.91	$(0.32)	$0.15

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.29)	$(0.26)	$(0.36)	$(0.39)	$(0.40)
From tax return of capital	—		—	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.15)		$(0.29)	$(0.31)	$(0.36)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$6.22		$6.00	$6.25	$6.17	$5.62	$6.33
Total return (%) (r)(s)(t)(x)	6.31	(n)	0.75	6.38	16.47	(5.45)	2.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91	(a)	0.89	0.91	0.91	0.88	0.87
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	4.89	(a)	4.93	4.91	5.59	5.61	5.61
Portfolio turnover	13	(n)	13	26	16	16	18
Net assets at end of period (000 omitted)	$66,224		$63,671	$88,762	$92,227	$84,620	$130,780

	Six months ended 7/31/19		Year ended
Class R1			1/31/19	1/31/18	1/31/17	1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$6.00		$6.26	$6.18	$5.63	$6.33	$6.58

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.24	$0.25	$0.28	$0.29	$0.31
Net realized and unrealized gain (loss)	0.22		(0.27)	0.08	0.57	(0.67)	(0.23)
Total from investment operations	$0.34		$(0.03)	$0.33	$0.85	$(0.38)	$0.08

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)	$(0.21)	$(0.30)	$(0.32)	$(0.33)
From tax return of capital	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.23)	$(0.25)	$(0.30)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$6.22		$6.00	$6.26	$6.18	$5.63	$6.33
Total return (%) (r)(s)(t)(x)	5.78	(n)	(0.42)	5.33	15.32	(6.23)	1.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91	(a)	1.90	1.90	1.91	1.88	1.87
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.89	(a)	3.95	3.94	4.62	4.65	4.65
Portfolio turnover	13	(n)	13	26	16	16	18
Net assets at end of period (000 omitted)	$65		$61	$62	$103	$163	$227

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class R2			1/31/19	1/31/18	1/31/17	1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$6.01		$6.26	$6.18	$5.63	$6.33	$6.59

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.27	$0.27	$0.31	$0.32	$0.34
Net realized and unrealized gain (loss)	0.23		(0.26)	0.09	0.57	(0.67)	(0.23)
Total from investment operations	$0.36		$0.01	$0.36	$0.88	$(0.35)	$0.11

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.26)	$(0.24)	$(0.33)	$(0.35)	$(0.37)
From tax return of capital	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.14)		$(0.26)	$(0.28)	$(0.33)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$6.23		$6.01	$6.26	$6.18	$5.63	$6.33
Total return (%) (r)(s)(t)(x)	6.04	(n)	0.25	5.85	15.88	(5.75)	1.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	(a)	1.39	1.41	1.41	1.38	1.37
Expenses after expense reductions (f)(h)	1.30	(a)	1.29	1.29	1.30	1.30	1.30
Net investment income (loss)	4.40	(a)	4.46	4.38	5.10	5.16	5.14
Portfolio turnover	13	(n)	13	26	16	16	18
Net assets at end of period (000 omitted)	$292		$297	$291	$211	$175	$248

	Six months ended 7/31/19		Year ended
Class R3			1/31/19	1/31/18	1/31/17	1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$6.00		$6.25	$6.17	$5.62	$6.32	$6.57

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.28	$0.29	$0.32	$0.33	$0.36
Net realized and unrealized gain (loss)	0.26		(0.25)	0.08	0.57	(0.66)	(0.23)
Total from investment operations	$0.40		$0.03	$0.37	$0.89	$(0.33)	$0.13

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.28)	$(0.24)	$(0.34)	$(0.37)	$(0.38)
From tax return of capital	—		—	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.15)		$(0.28)	$(0.29)	$(0.34)	$(0.37)	$(0.38)
Net asset value, end of period (x)	$6.25		$6.00	$6.25	$6.17	$5.62	$6.32
Total return (%) (r)(s)(t)(x)	6.69	(n)	0.50	6.12	16.19	(5.54)	1.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.14	1.16	1.16	1.13	1.13
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.78	(a)	4.70	4.64	5.35	5.39	5.41
Portfolio turnover	13	(n)	13	26	16	16	18
Net assets at end of period (000 omitted)	$2,100		$10,444	$10,392	$9,012	$7,153	$7,722

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class R4			1/31/19	1/31/18	1/31/17	1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$6.03		$6.28	$6.20	$5.65	$6.36	$6.62

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.30	$0.31	$0.34	$0.35	$0.37
Net realized and unrealized gain (loss)	0.23		(0.26)	0.08	0.57	(0.67)	(0.23)
Total from investment operations	$0.38		$0.04	$0.39	$0.91	$(0.32)	$0.14

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.29)	$(0.26)	$(0.36)	$(0.39)	$(0.40)
From tax return of capital	—		—	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.16)		$(0.29)	$(0.31)	$(0.36)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$6.25		$6.03	$6.28	$6.20	$5.65	$6.36
Total return (%) (r)(s)(t)(x)	6.29	(n)	0.77	6.38	16.42	(5.39)	2.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91	(a)	0.89	0.91	0.90	0.87	0.87
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	4.90	(a)	4.94	4.89	5.58	5.58	5.60
Portfolio turnover	13	(n)	13	26	16	16	18
Net assets at end of period (000 omitted)	$6,786		$6,885	$7,381	$6,996	$6,495	$3,690

	Six months ended 7/31/19		Year ended
Class R6			1/31/19	1/31/18	1/31/17	1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$5.99		$6.24	$6.16	$5.61	$6.32	$6.57

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.30	$0.31	$0.34	$0.34	$0.38
Net realized and unrealized gain (loss)	0.23		(0.25)	0.08	0.57	(0.66)	(0.22)
Total from investment operations	$0.38		$0.05	$0.39	$0.91	$(0.32)	$0.16

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.30)	$(0.26)	$(0.36)	$(0.39)	$(0.41)
From tax return of capital	—		—	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.16)		$(0.30)	$(0.31)	$(0.36)	$(0.39)	$(0.41)
Net asset value, end of period (x)	$6.21		$5.99	$6.24	$6.16	$5.61	$6.32
Total return (%) (r)(s)(t)(x)	6.37	(n)	0.85	6.49	16.61	(5.37)	2.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.80	(a)	0.79	0.81	0.81	0.76	0.77
Expenses after expense reductions (f)(h)	0.69	(a)	0.70	0.70	0.70	0.70	0.70
Net investment income (loss)	4.99	(a)	5.04	4.90	5.72	5.64	5.74
Portfolio turnover	13	(n)	13	26	16	16	18
Net assets at end of period (000 omitted)	$20,897		$19,019	$16,943	$4,336	$3,829	$561

See Notes to Financial Statements

22

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2019, 63.8% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The current shareholder report for the High Yield Pooled Portfolio as of July 31, 2019 has been included as Appendix A, and should be read in conjunction with the fund’s financial statements. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are

24

Notes to Financial Statements (unaudited) – continued

callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operation, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and

25

Notes to Financial Statements (unaudited) – continued

other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

26

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$443,629	$—	$443,629
Canada	271,277	—	—	271,277
Non-U.S. Sovereign Debt	—	19,503,210	—	19,503,210
U.S. Corporate Bonds	—	8,200,027	—	8,200,027
Commercial Mortgage-Backed Securities	—	0	—	0
Foreign Bonds	—	81,037,329	—	81,037,329
Mutual Funds	216,942,132	—	—	216,942,132
Total	$217,213,409	$109,184,195	$—	$326,397,604

Other Financial Instruments
Futures Contracts – Liabilities	$(67,170)	$—	$—	$(67,170)
Forward Foreign Currency Exchange Contracts – Assets	—	659,204	—	659,204
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,336)	—	(4,336)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty,

27

Notes to Financial Statements (unaudited) – continued

or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(67,170)
Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	659,204	(4,336)
Total		$659,204	$(71,506)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(313,469)	$—
Foreign Exchange	—	1,626,582
Total	$(313,469)	$1,626,582

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$102,977	$—
Foreign Exchange	—	655,130
Total	$102,977	$655,130

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the

28

Notes to Financial Statements (unaudited) – continued

credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

29

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest

30

Notes to Financial Statements (unaudited) – continued

payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund and/or the High Yield Pooled Portfolio may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

31

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/19
Ordinary income (including any short-term capital gains)	$16,281,461

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/19

Cost of investments	$340,630,097
Gross appreciation	2,994,512

Gross depreciation	(17,227,005)
Net unrealized appreciation (depreciation)	$(14,232,493)

As of 1/31/19

Undistributed ordinary income	3,425,942
Capital loss carryforwards	(24,637,659)
Other temporary differences	(1,369,901)
Net unrealized appreciation (depreciation)	(31,023,063)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,796,775)
Long-Term	(22,840,884)
Total	$(24,637,659)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A

32

Notes to Financial Statements (unaudited) – continued

shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 7/31/19	Year ended 1/31/19
Class A	$4,693,028	$9,096,094
Class B	150,126	386,305
Class C	568,090	1,440,752
Class I	1,623,184	3,654,916
Class R1	1,286	3,019
Class R2	6,919	12,251
Class R3	82,858	467,177
Class R4	171,278	345,887
Class R6	514,584	875,060
Total	$7,811,353	$16,281,461

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2019, this management fee reduction amounted to $15,453, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2019 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2021. For the six months ended July 31, 2019, this reduction amounted to $161,289, which is included in the reduction of total expenses in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,839 for the six months ended July 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$242,143
Class B	0.75%	0.25%	1.00%	1.00%	36,567
Class C	0.75%	0.25%	1.00%	1.00%	138,485
Class R1	0.75%	0.25%	1.00%	1.00%	315
Class R2	0.25%	0.25%	0.50%	0.50%	753
Class R3	—	0.25%	0.25%	0.25%	4,088
Total Distribution and Service Fees					$422,351

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2019, this rebate amounted to $2,967, $16, $24, and $4 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2019, were as follows:

Amount
Class A	$—
Class B	2,816
Class C	708

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2019, the fee was $26,940, which equated to 0.0167%

34

Notes to Financial Statements (unaudited) – continued

annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $179,579.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2019 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended July 31, 2019, the fee paid by the fund under this agreement was $332 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A). Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

At July 31, 2019 MFS held approximately 93% of the outstanding shares of Class R1.

(4) Portfolio Securities

For the six months ended July 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $40,476,036 and $56,680,196, respectively.

35

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/19		Year ended 1/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	3,439,185	$21,057,249	7,357,943	$44,571,418
Class B	21,109	129,582	74,653	453,327
Class C	173,172	1,063,338	301,026	1,830,793
Class I	2,006,537	12,287,477	2,356,919	14,288,904
Class R1	63	389	12,559	75,987
Class R2	1,244	7,614	7,062	42,853
Class R3	240,489	1,473,773	307,978	1,850,461
Class R4	299,936	1,839,959	219,367	1,331,118
Class R6	474,176	2,895,748	1,106,527	6,637,489
	6,655,911	$40,755,129	11,744,034	$71,082,350

Shares issued to shareholders in reinvestment of distributions
Class A	620,465	$3,803,680	1,225,086	$7,372,743
Class B	23,581	144,822	61,505	371,355
Class C	84,219	515,833	218,293	1,316,013
Class I	263,862	1,618,544	596,702	3,596,008
Class R1	210	1,286	468	2,823
Class R2	1,045	6,421	1,827	11,010
Class R3	12,900	78,908	77,631	467,172
Class R4	27,805	171,278	57,084	345,225
Class R6	69,247	423,884	117,381	705,059
	1,103,334	$6,764,656	2,355,977	$14,187,408

Shares reacquired
Class A	(4,127,782)	$(25,290,889)	(9,321,373)	$(56,147,099)
Class B	(254,569)	(1,559,040)	(773,858)	(4,667,827)
Class C	(853,904)	(5,227,079)	(4,881,060)	(29,689,400)
Class I	(2,231,677)	(13,646,791)	(6,545,786)	(39,498,217)
Class R1	(14)	(85)	(12,722)	(77,345)
Class R2	(4,790)	(29,753)	(5,927)	(35,879)
Class R3	(1,658,245)	(10,049,392)	(308,108)	(1,856,204)
Class R4	(383,585)	(2,351,431)	(310,121)	(1,882,529)
Class R6	(352,251)	(2,152,055)	(764,509)	(4,597,038)
	(9,866,817)	$(60,306,515)	(22,923,464)	$(138,451,538)

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/19		Year ended 1/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	(68,132)	$(429,960)	(738,344)	$(4,202,938)
Class B	(209,879)	(1,284,636)	(637,700)	(3,843,145)
Class C	(596,513)	(3,647,908)	(4,361,741)	(26,542,594)
Class I	38,722	259,230	(3,592,165)	(21,613,305)
Class R1	259	1,590	305	1,465
Class R2	(2,501)	(15,718)	2,962	17,984
Class R3	(1,404,856)	(8,496,711)	77,501	461,429
Class R4	(55,844)	(340,194)	(33,670)	(206,186)
Class R6	191,172	1,167,577	459,399	2,745,510
	(2,107,572)	$(12,786,730)	(8,823,453)	$(53,181,780)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2019, the fund’s commitment fee and interest expense were $937 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

37

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$204,178,389	$18,920,394	$19,620,130	$(2,359,528)	$8,294,956	$209,414,081
MFS Institutional Money Market Portfolio	9,716,557	38,047,893	40,237,157	(9)	767	7,528,051
	$213,894,946	$56,968,287	$59,857,287	$(2,359,537)	$8,295,723	$216,942,132

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio					$5,845,816	$—
MFS Institutional Money Market Portfolio					138,617	—
					$5,984,433	$—

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information

39

Board Review of Investment Advisory Agreement – continued

about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that

40

Board Review of Investment Advisory Agreement – continued

were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.5 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

41

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

42

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

43

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

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1. Go to mfs.com.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Appendix A

Semiannual Report

July 31, 2019

MFS® High Yield Pooled Portfolio

HYP-SEM

MFS® High Yield Pooled Portfolio

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S., frustrated by the slow pace of progress in trade talks, further ratcheted up tariffs on Chinese goods in early August, adding to already elevated trade tensions.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit also remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates for the first time in more than a decade in July. Similarly, the European Central Bank is expected to loosen policy further this fall. The more accommodative monetary environment has helped fuel a rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	9.4%
Medical & Health Technology & Services	6.4%
Wireless Communications	5.5%
Building	5.3%
Gaming & Lodging	5.2%

Composition including fixed income credit quality (a)(i)
BBB	3.3%
BB	50.0%
B	32.7%
CCC	9.2%
CC	0.2%
C (o)	0.0%
Not Rated	(2.7)%
Non-Fixed Income	0.4%
Cash & Cash Equivalents	4.2%
Other	2.7%

Portfolio facts (i)
Average Duration (d)	2.9
Average Effective Maturity (m)	3.9 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2019 through July 31, 2019

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2019 through July 31, 2019.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/19	Ending Account Value 7/31/19	Expenses Paid During Period (p) 2/01/19-7/31/19
Actual	0.02%	$1,000.00	$1,059.94	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10

(h)	5% fund return per year before expenses.
(p)

“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.5%

Issuer	Shares/Par		Value ($)
Aerospace - 1.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$2,055,000	$2,089,678
TransDigm, Inc., 6.5%, 7/15/2024		2,385,000	2,450,588
TransDigm, Inc., 6.5%, 5/15/2025		1,300,000	1,339,000
TransDigm, Inc., 6.25%, 3/15/2026 (n)		2,427,000	2,545,316
TransDigm, Inc., 6.375%, 6/15/2026		800,000	814,760

			$9,239,342
Automotive - 1.7%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$8,059,000	$8,187,541
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		360,000	382,500
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		2,350,000	2,457,219
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		3,635,000	3,694,069

			$14,721,329
Broadcasting - 4.0%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (z)		$1,750,000	$1,778,438
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (z)		1,140,000	1,164,938
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		600,000	637,320
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		2,145,000	2,203,988
Match Group, Inc., 6.375%, 6/01/2024		3,480,000	3,655,740
Match Group, Inc., 5%, 12/15/2027 (n)		2,390,000	2,506,512
Netflix, Inc., 5.875%, 2/15/2025		3,475,000	3,782,954
Netflix, Inc., 4.875%, 4/15/2028		1,220,000	1,260,413
Netflix, Inc., 5.875%, 11/15/2028		2,775,000	3,045,562
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	1,485,000	1,860,906
Netflix, Inc., 3.875%, 11/15/2029 (n)		2,580,000	3,061,856
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		$2,735,000	2,840,981
Univision Communications, Inc., 5.125%, 2/15/2025 (n)		695,000	676,756
WMG Acquisition Corp., 5%, 8/01/2023 (n)		1,045,000	1,063,288
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		3,555,000	3,652,762
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		815,000	843,525

			$34,035,939
Building - 5.2%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$3,935,000	$4,072,725
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		3,970,000	4,213,162
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		2,955,000	2,925,450

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Core & Main LP, 6.125%, 8/15/2025 (n)	$2,910,000	$2,997,300
HD Supply, Inc., 5.375%, 10/15/2026 (n)	5,860,000	6,173,217
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	1,890,000	1,932,525
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	2,065,000	2,075,945
NCI Building Systems, Inc., 8%, 4/15/2026 (n)	2,120,000	2,067,000
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	1,480,000	1,515,150
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	2,709,000	2,772,661
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	2,358,000	2,225,363
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	2,080,000	2,131,979
Standard Industries, Inc., 6%, 10/15/2025 (n)	4,735,000	4,977,669
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	3,690,000	3,736,125

		$43,816,271
Business Services - 3.8%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$2,800,000	$2,901,500
CDK Global, Inc., 4.875%, 6/01/2027	4,485,000	4,636,817
Equinix, Inc., 5.75%, 1/01/2025	1,540,000	1,592,021
Equinix, Inc., 5.875%, 1/15/2026	1,530,000	1,625,166
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	2,320,000	2,567,080
First Data Corp., 5%, 1/15/2024 (n)	6,405,000	6,561,923
Iron Mountain, Inc., 4.875%, 9/15/2027	960,000	952,800
MSCI, Inc., 5.75%, 8/15/2025 (n)	2,205,000	2,298,051
MSCI, Inc., 4.75%, 8/01/2026 (n)	6,165,000	6,411,600
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,140,000	2,281,304

		$31,828,262
Cable TV - 9.2%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$1,295,000	$1,356,513
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	5,290,000	5,402,412
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,368,063
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	7,990,000	8,417,145
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	3,755,000	3,923,975
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	2,635,000	2,753,575
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	9,240,000	9,678,900
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	2,030,000	2,235,538
DISH DBS Corp., 5.875%, 11/15/2024	1,685,000	1,567,084
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)	1,670,000	1,498,324
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	3,795,000	3,496,144
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	5,525,000	5,686,882
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	1,775,000	1,857,094

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$1,745,000	$1,771,175
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		1,600,000	1,662,000
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		3,600,000	3,643,200
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		3,970,000	4,133,762
Videotron Ltd., 5.375%, 6/15/2024 (n)		930,000	995,100
Videotron Ltd., 5.125%, 4/15/2027 (n)		6,680,000	6,997,300
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		830,000	862,951
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		3,560,000	3,640,100
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		4,240,000	4,340,700

			$77,287,937
Chemicals - 1.8%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$6,160,000	$6,344,800
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		2,628,000	2,677,275
SPCM S.A., 4.875%, 9/15/2025 (n)		3,240,000	3,279,528
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026 (n)	EUR	2,205,000	2,431,782
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026		375,000	413,568

			$15,146,953
Computer Software - 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$2,965,000	$3,016,245
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		1,670,000	1,846,424
VeriSign, Inc., 5.25%, 4/01/2025		3,340,000	3,607,200
VeriSign, Inc., 4.75%, 7/15/2027		2,385,000	2,508,853

			$10,978,722
Computer Software - Systems - 2.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$5,155,000	$5,432,081
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		2,400,000	2,496,000
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		5,035,000	5,148,741
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		4,205,000	4,373,200

			$17,450,022
Conglomerates - 3.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$2,265,000	$2,361,263
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		4,330,000	4,481,550
EnerSys, 5%, 4/30/2023 (n)		3,565,000	3,636,300
Entegris, Inc., 4.625%, 2/10/2026 (n)		3,270,000	3,316,270
Gates Global LLC, 6%, 7/15/2022 (n)		1,927,000	1,931,721
MTS Systems Corp., 5.75%, 8/15/2027 (z)		2,355,000	2,419,763
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		3,070,000	3,254,200

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
TriMas Corp., 4.875%, 10/15/2025 (n)	$5,310,000	$5,376,375

		$26,777,442
Construction - 1.2%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	$3,035,000	$3,179,162
Toll Brothers Finance Corp., 4.875%, 11/15/2025	2,045,000	2,152,363
Toll Brothers Finance Corp., 4.35%, 2/15/2028	4,735,000	4,779,982

		$10,111,507
Consumer Products - 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)	$1,990,000	$1,915,375
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	3,325,000	3,466,312
Mattel, Inc., 6.75%, 12/31/2025 (n)	600,000	630,762

		$6,012,449
Consumer Services - 1.9%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$1,825,000	$1,904,844
Cimpress N.V., 7%, 6/15/2026 (n)	2,920,000	2,927,300
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	2,200,000	2,343,000
Matthews International Corp., 5.25%, 12/01/2025 (n)	1,795,000	1,759,100
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	1,350,000	1,444,500
Realogy Group LLC, 9.375%, 4/01/2027 (n)	2,395,000	2,071,675
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	3,805,000	3,937,071

		$16,387,490
Containers - 4.0%
ARD Finance S.A., 7.125%, 9/15/2023	$2,495,000	$2,569,850
ARD Securities Finance, 8.75%, (8.75% cash or 8.75%
PIK) 1/31/2023 (n)(p)	1,376,249	1,420,308
Berry Global Group, Inc., 5.5%, 5/15/2022	1,405,000	1,420,806
Berry Global Group, Inc., 6%, 10/15/2022	2,355,000	2,399,156
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)	2,110,000	1,999,225
Crown American LLC, 4.5%, 1/15/2023	2,872,000	2,965,340
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	4,105,000	4,167,396
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	2,095,000	2,153,660
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	2,605,000	2,311,938
Reynolds Group, 5.75%, 10/15/2020	1,599,028	1,604,832
Reynolds Group, 5.125%, 7/15/2023 (n)	2,080,000	2,116,400
Reynolds Group, 7%, 7/15/2024 (n)	775,000	802,125
Sealed Air Corp., 4.875%, 12/01/2022 (n)	3,635,000	3,838,596
Silgan Holdings, Inc., 4.75%, 3/15/2025	2,825,000	2,867,375
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (z)	1,220,000	1,287,454

		$33,924,461

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.6%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$1,810,000	$1,647,100
CommScope Technologies LLC, 5%, 3/15/2027 (n)	3,815,000	3,217,724

		$4,864,824
Electronics - 1.6%
Qorvo, Inc., 5.5%, 7/15/2026	$4,335,000	$4,566,055
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	3,975,000	4,283,063
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,450,000	4,683,536

		$13,532,654
Energy - Independent - 2.2%
Callon Petroleum Co., 6.375%, 7/01/2026	$2,580,000	$2,515,500
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	2,780,000	2,738,300
Jagged Peak Energy LLC, 5.875%, 5/01/2026	1,795,000	1,705,250
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance
Corp., 6%, 8/01/2026 (n)	3,050,000	3,072,875
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	1,000,000	1,007,500
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	2,845,000	2,937,462
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)	2,180,000	130,800
SM Energy Co., 6.75%, 9/15/2026	1,945,000	1,750,500
Whiting Petroleum Corp., 6.625%, 1/15/2026	820,000	772,850
WPX Energy, Inc., 5.75%, 6/01/2026	1,850,000	1,900,875

		$18,531,912
Entertainment - 1.6%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$2,245,000	$2,120,801
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)	1,165,000	1,199,950
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	4,525,000	4,790,844
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	5,655,000	5,782,237

		$13,893,832
Financial Institutions - 2.6%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$1,120,000	$1,150,800
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	1,915,000	2,034,879
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,524,000	1,556,461
Barclays PLC, 7.875%, 12/29/2049	1,600,000	1,664,000
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)(z)	4,610,000	4,589,716
OneMain Financial Corp., 6.875%, 3/15/2025	1,095,000	1,224,845
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	5,960,000	6,438,588
Wand Merger Corp., 8.125%, 7/15/2023 (n)	3,335,000	3,464,232

		$22,123,521
Food & Beverages - 3.1%
Aramark Services, Inc., 4.75%, 6/01/2026	$1,825,000	$1,872,906
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	3,425,000	3,510,625

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	$2,635,000	$2,840,530
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	2,313,000	2,376,608
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	6,285,000	6,534,954
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,695,000	1,758,563
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)	980,000	1,011,850
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	2,195,000	2,304,750
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	4,275,000	4,381,875

		$26,592,661
Gaming & Lodging - 5.1%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$2,945,000	$3,018,625
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,755,000	1,892,048
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,320,000	2,491,912
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,380,000	1,501,606
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	4,140,000	4,300,880
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,245,000	4,351,125
Marriott Vacations Worldwide Corp./ILG, Inc., 5.625%, 4/15/2023	2,695,000	2,711,844
MGM Growth Properties LLC, 4.5%, 9/01/2026	4,625,000	4,747,562
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	3,265,000	3,268,265
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,030,000	2,075,675
Scientific Games Corp., 8.25%, 3/15/2026 (n)	1,620,000	1,733,854
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	6,020,000	6,268,325
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	3,990,000	4,184,512
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (z)	715,000	732,875

		$43,279,108
Industrial - 0.6%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$4,910,000	$5,057,300

Insurance - Health - 0.6%
Centene Corp., 6.125%, 2/15/2024	$2,190,000	$2,294,025
Centene Corp., 5.375%, 6/01/2026 (n)	2,995,000	3,163,469

		$5,457,494
Insurance - Property & Casualty - 0.8%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$3,290,000	$3,273,550
Hub International Ltd., 7%, 5/01/2026 (n)	3,495,000	3,553,961

		$6,827,511
Machinery & Tools - 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$2,225,000	$2,294,531

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - 0.6%
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	$1,127,000	$1,205,890
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	3,790,000	4,032,143

		$5,238,033
Medical & Health Technology & Services - 6.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023	$1,830,000	$1,844,384
Avantor, Inc., 9%, 10/01/2025 (n)	3,585,000	3,972,646
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	1,200,000	1,185,240
DaVita, Inc., 5%, 5/01/2025	2,400,000	2,352,048
Encompass Health Corp., 5.75%, 9/15/2025	1,000,000	1,040,000
HCA, Inc., 7.5%, 2/15/2022	2,050,000	2,269,760
HCA, Inc., 5.375%, 2/01/2025	7,785,000	8,419,166
HCA, Inc., 5.875%, 2/15/2026	4,670,000	5,195,375
HCA, Inc., 5.625%, 9/01/2028	820,000	904,214
HealthSouth Corp., 5.125%, 3/15/2023	3,275,000	3,320,850
HealthSouth Corp., 5.75%, 11/01/2024	1,001,000	1,012,281
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	1,675,000	1,610,094
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	4,305,000	4,487,446
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	2,095,000	2,032,066
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	1,210,000	1,119,250
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	3,078,000	3,216,510
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	3,250,000	3,449,063
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	680,000	554,200
Tenet Healthcare Corp., 6.75%, 6/15/2023	2,305,000	2,365,506
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	2,490,000	2,284,575

		$52,634,674
Medical Equipment - 1.0%
Teleflex, Inc., 5.25%, 6/15/2024	$2,895,000	$2,967,375
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,736,800
Teleflex, Inc., 4.625%, 11/15/2027	3,780,000	3,925,152

		$8,629,327
Metals & Mining - 4.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,605,000	$1,661,175
Big River Steel LLC, 7.25%, 9/01/2025 (n)	2,270,000	2,417,550
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	2,340,000	2,316,600
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	1,720,000	1,659,800
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	5,647,000	5,943,467
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	1,165,000	1,115,488
Harsco Corp., 5.75%, 7/31/2027 (n)	2,290,000	2,358,700

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	$3,455,000	$2,349,400
Novelis Corp., 5.875%, 9/30/2026 (n)	3,820,000	3,958,475
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	597,000	558,195
Steel Dynamics, Inc., 4.125%, 9/15/2025	3,235,000	3,248,296
Steel Dynamics, Inc., 5%, 12/15/2026	2,385,000	2,492,325
SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., 7.5%, 6/15/2025 (n)	1,915,000	1,898,148
TMS International Corp., 7.25%, 8/15/2025 (n)	2,755,000	2,644,800

		$34,622,419
Midstream - 4.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$510,000	$512,550
Cheniere Energy Partners LP, 5.25%, 10/01/2025	6,105,000	6,326,428
Cheniere Energy, Inc., 5.875%, 3/31/2025	7,340,000	8,074,734
DCP Midstream Operating LP, 4.95%, 4/01/2022	1,408,000	1,462,560
DCP Midstream Operating LP, 3.875%, 3/15/2023	2,625,000	2,661,094
Energy Transfer Operating Co., 5.875%, 1/15/2024	3,965,000	4,403,626
EnLink Midstream Partners LP, 4.4%, 4/01/2024	5,035,000	5,118,329
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026 (z)	715,000	754,325
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	3,025,000	3,059,031
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,020,000	2,080,600
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	2,565,000	2,667,600

		$37,120,877
Network & Telecom - 0.2%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$1,780,000	$1,806,700

Oil Services - 0.7%
Apergy Corp., 6.375%, 5/01/2026	$2,850,000	$2,907,000
Diamond Offshore Drill Co., 5.7%, 10/15/2039	3,235,000	2,199,735
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	725,000	708,688

		$5,815,423
Oils - 0.8%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$3,540,000	$3,655,050
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	550,000	570,790
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	2,380,000	2,493,050

		$6,718,890

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 1.3%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$2,250,000	$2,266,875
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)	360,000	363,150
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	1,755,000	1,114,425
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	1,139,000	1,145,412
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	5,625,000	5,786,719

		$10,676,581
Printing & Publishing - 0.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$2,719,000	$2,714,786

Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$2,265,000	$2,355,600
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	1,535,000	1,588,725

		$3,944,325
Real Estate - Other - 0.9%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$4,200,000	$4,317,810
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	2,720,000	2,883,200

		$7,201,010
Restaurants - 1.1%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$2,770,000	$2,851,383
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	5,915,000	6,140,953

		$8,992,336
Retailers - 1.2%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$1,865,000	$1,889,245
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	2,170,000	2,178,138
L Brands, Inc., 5.25%, 2/01/2028	3,930,000	3,640,162
Party City Holdings, Inc., 6.625%, 8/01/2026 (n)	1,170,000	1,126,125
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,180,000	1,171,150

		$10,004,820
Specialty Chemicals - 0.9%
Koppers, Inc., 6%, 2/15/2025 (n)	$2,624,000	$2,479,680
Univar USA, Inc., 6.75%, 7/15/2023 (n)	4,890,000	4,963,350

		$7,443,030
Specialty Stores - 0.6%
Penske Automotive Group Co., 5.375%, 12/01/2024	$2,220,000	$2,281,050
Penske Automotive Group Co., 5.5%, 5/15/2026	1,755,000	1,816,425

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Stores - continued
PetSmart, Inc., 5.875%, 6/01/2025 (n)	$621,000	$613,921

		$4,711,396
Supermarkets - 0.1%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$1,175,000	$1,198,500

Telecommunications - Wireless - 5.4%
Altice France S.A., 6.25%, 5/15/2024 (n)	$767,000	$791,928
Altice France S.A., 8.125%, 2/01/2027 (n)	3,150,000	3,429,563
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	371,000	378,884
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	3,035,000	2,974,421
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	1,125,000	1,057,500
SBA Communications Corp., 4%, 10/01/2022	3,990,000	4,044,862
SBA Communications Corp., 4.875%, 9/01/2024	4,280,000	4,402,494
SFR Group S.A., 7.375%, 5/01/2026 (n)	2,925,000	3,116,953
Sprint Corp., 7.875%, 9/15/2023	4,180,000	4,660,700
Sprint Corp., 7.125%, 6/15/2024	6,560,000	7,183,200
Sprint Nextel Corp., 6%, 11/15/2022	2,230,000	2,369,375
T-Mobile USA, Inc., 6.5%, 1/15/2024	1,765,000	1,828,981
T-Mobile USA, Inc., 5.125%, 4/15/2025	2,180,000	2,256,300
T-Mobile USA, Inc., 6.5%, 1/15/2026	2,020,000	2,150,694
T-Mobile USA, Inc., 5.375%, 4/15/2027	4,475,000	4,754,687

		$45,400,542
Telephone Services - 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,925,878
Level 3 Financing, Inc., 5.375%, 5/01/2025	1,305,000	1,347,412

		$3,273,290
Utilities - Electric Power - 2.5%
Calpine Corp., 5.75%, 1/15/2025	$935,000	$930,045
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	6,070,000	6,295,804
Covanta Holding Corp., 5.875%, 3/01/2024	2,305,000	2,368,387
Covanta Holding Corp., 6%, 1/01/2027	840,000	867,300
Drax Finco PLC, 6.625%, 11/01/2025 (n)	2,260,000	2,350,400
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	4,560,000	4,605,600
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,355,000	1,361,382
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	2,107,000	2,135,971

		$20,914,889
Total Bonds (Identified Cost, $771,497,317)		$789,235,322

14

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (r) - 0.5%

Issuer	Shares/Par	Value ($)
Broadcasting - 0.1%
Warner Music Group, Term Loan F, 4.359%, 11/01/2023	$662,000	$659,145

Conglomerates - 0.1%
Gates Global LLC, Term Loan B2, 4.984%, 3/31/2024	$782,030	$777,387

Entertainment - 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 4%, 10/31/2023	$1,012,234	$1,010,652

Food & Beverages - 0.1%
U.S. Foods Holding Corp., Term Loan B, 4.234%, 6/27/2023	$656,921	$655,689

Medical & Health Technology & Services - 0.0%
DaVita Healthcare Partners, Inc., Term Loan B, 5.129%, 6/24/2021	$55,290	$55,221

Oil Services - 0.1%
Apergy Corp., Term Loan B, 4.75%, 5/09/2025	$1,290,097	$1,294,935
Total Floating Rate Loans (Identified Cost, $4,374,046)		$4,453,029

Common Stocks - 0.3%
Construction - 0.1%
ICA Tenedora S.A. de C.V. (a)	258,532	$452,753

Oil Services - 0.2%
LTRI Holdings LP (a)(u)	3,300	$1,669,107
Total Common Stocks (Identified Cost, $1,648,093)		$2,121,860

Convertible Bonds - 0.1%
Cable TV - 0.1%
DISH Network Corp., 3.375%, 8/15/2026 (Identified Cost, $1,070,369)	$1,180,000	$1,081,279

	Strike Price	First Exercise

Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	2,021	$1,010
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	2,021	253
Total Warrants (Identified Cost, $0)				$1,263

15

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 4.6%

Issuer	Shares/Par	Value ($)
Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 2.31% (v) (Identified Cost, $38,805,368)	38,808,276	$38,808,276

Other Assets, Less Liabilities - 1.0%		8,653,017
Net Assets - 100.0%		$844,354,046

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $38,808,276 and $796,892,753, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $490,425,799, representing 58.1% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026	7/18/19	$1,750,000	$1,778,438
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027	7/18/19	1,140,000	1,164,938
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024	7/26/19	4,610,000	4,589,716
MTS Systems Corp., 5.75%, 8/15/2027	7/11/19-7/12/19	2,369,405	2,419,763
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026	7/12/19-7/15/19	752,672	754,325

16

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Trivium Packaging Finance B.V., 8.5%, 8/15/2027	7/19/19-7/22/19	$1,257,188	$1,287,454
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027	7/12/19	725,973	732,875
Total Restricted Securities			$12,727,509
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	7,599,415	EUR	6,727,641	Citibank N.A.	10/11/2019	$108,546

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	13	$1,942,785	September - 2019	$(16,291)
U.S. Treasury Note 5 yr	Short	USD	175	20,572,070	September - 2019	(125,258)

						$(141,549)

At July 31, 2019, the fund had cash collateral of $132,129 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $778,589,825)	$796,892,753
Investments in affiliated issuers, at value (identified cost, $38,805,368)	38,808,276
Cash	121,351
Deposits with brokers for
Futures contracts	132,129
Receivables for
Forward foreign currency exchange contracts	108,546
Net daily variation margin on open futures contracts	8,452
Investments sold	6,720,635
Fund shares sold	122,698
Interest and dividends	11,861,720
Other assets	1,113
Total assets	$854,777,673

Liabilities
Payables for
Investments purchased	$10,256,478
Fund shares reacquired	115,764
Payable to affiliates
Administrator	96
Shareholder servicing costs	17
Accrued expenses and other liabilities	51,272
Total liabilities	$10,423,627
Net assets	$844,354,046

Net assets consist of
Paid-in capital	$903,033,480
Total distributable earnings (loss)	(58,679,434)
Net assets	$844,354,046
Shares of beneficial interest outstanding	91,661,938
Net asset value per share (net assets of $844,354,046 / 91,661,938 shares of beneficial interest outstanding)	$9.21

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$22,687,702
Dividends from affiliated issuers	392,717
Other	205,405
Total investment income	$23,285,824
Expenses
Shareholder servicing costs	$22
Administrative services fee	8,679
Custodian fee	27,989
Shareholder communications	2,870
Audit and tax fees	21,631
Legal fees	4,095
Pricing service fees	11,429
Regulatory filing fees	4,860
Miscellaneous	12,685
Total expenses	$94,260
Fees paid indirectly	(1,199)
Net expenses	$93,061
Net investment income (loss)	$23,192,763

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(6,417,485)
Affiliated issuers	(20)
Futures contracts	(1,018,314)
Forward foreign currency exchange contracts	229,291
Foreign currency	(12)
Net realized gain (loss)	$(7,206,540)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$31,341,578
Affiliated issuers	2,908
Futures contracts	251,156
Forward foreign currency exchange contracts	77,958
Translation of assets and liabilities in foreign currencies	(2,043)
Net unrealized gain (loss)	$31,671,557
Net realized and unrealized gain (loss)	$24,465,017
Change in net assets from operations	$47,657,780

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/19 (unaudited)	Year ended 1/31/19

From operations
Net investment income (loss)	$23,192,763	$54,068,734
Net realized gain (loss)	(7,206,540)	(14,745,194)
Net unrealized gain (loss)	31,671,557	(27,780,768)
Change in net assets from operations	$47,657,780	$11,542,772
Total distributions to shareholders	$(23,325,181)	$(55,299,759)
Change in net assets from fund share transactions	$31,584,469	$(365,738,413)
Total change in net assets	$55,917,068	$(409,495,400)

Net assets
At beginning of period	788,436,978	1,197,932,378
At end of period	$844,354,046	$788,436,978

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/19		Year ended
			1/31/19	1/31/18	1/31/17	1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$8.94		$9.31	$9.28	$8.41	$9.47	$9.85

Income (loss) from investment operations
Net investment income (loss) (d)	$0.26		$0.52	$0.53	$0.56	$0.57	$0.61
Net realized and unrealized gain (loss)	0.27		(0.36)	0.05	0.90	(1.03)	(0.29)
Total from investment operations	$0.53		$0.16	$0.58	$1.46	$(0.46)	$0.32

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.53)	$(0.55)	$(0.59)	$(0.59)	$(0.63)
From net realized gain	—		—	—	—	(0.01)	(0.07)
Total distributions declared to shareholders	$(0.26)		$(0.53)	$(0.55)	$(0.59)	$(0.60)	$(0.70)
Net asset value, end of period (x)	$9.21		$8.94	$9.31	$9.28	$8.41	$9.47
Total return (%) (r)(s)(x)	5.99	(n)	1.86	6.33	17.77	(5.23)	3.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.02	(a)	0.02	0.02	0.02	0.02	0.03
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A	N/A	0.03
Net investment income (loss)	5.73	(a)	5.77	5.63	6.28	6.19	6.18
Portfolio turnover	30	(n)	38	46	44	33	43
Net assets at end of period (000 omitted)	$844,354		$788,437	$1,197,932	$1,421,797	$1,350,666	$1,337,532

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that increased the beginning of period cost of investments and decreased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

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Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by

23

Notes to Financial Statements (unaudited) – continued

events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$1,263	$1,669,107	$1,670,370
Mexico	—	452,753	—	452,753
U.S. Corporate Bonds	—	662,759,951	—	662,759,951
Foreign Bonds	—	127,556,650	—	127,556,650
Floating Rate Loans	—	4,453,029	—	4,453,029
Mutual Funds	38,808,276	—	—	38,808,276
Total	$38,808,276	$795,223,646	$1,669,107	$835,701,029

Other Financial Instruments
Futures Contracts – Liabilities	$(141,549)	$—	$—	$(141,549)
Forward Foreign Currency Exchange Contracts – Assets	—	108,546	—	108,546

For further information regarding security characteristics, see the Portfolio of Investments.

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Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/19	$2,935,086
Change in unrealized appreciation or depreciation	(1,265,979)
Balance as of 7/31/19	$1,669,107

The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2019 is $(1,265,979). At July 31, 2019, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

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Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(141,549)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	108,546	—
Total		$108,546	$(141,549)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,018,314)	$—
Foreign Exchange	—	229,291
Total	$(1,018,314)	$229,291

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$251,156	$—
Foreign Exchange	—	77,958
Total	$251,156	$77,958

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a

26

Notes to Financial Statements (unaudited) – continued

reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

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Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained

28

Notes to Financial Statements (unaudited) – continued

subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and wash sale loss deferrals.

29

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/19
Ordinary income (including any short-term capital gains)	$55,299,759

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/19

Cost of investments	$818,862,754
Gross appreciation	23,560,729

Gross depreciation	(6,722,454)
Net unrealized appreciation (depreciation)	$16,838,275

As of 1/31/19

Undistributed ordinary income	2,396,257
Capital loss carryforwards	(65,801,806)
Other temporary differences	(3,871,602)
Net unrealized appreciation (depreciation)	(15,734,882)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(12,598,314)
Long-Term	(53,203,492)
Total	$(65,801,806)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2019, these costs amounted to $22.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

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Notes to Financial Statements (unaudited) – continued

services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2019 was equivalent to an annual effective rate of 0.0021% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended July 31, 2019, the fee paid by the fund under this agreement was $791 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $246,068,169 and $229,163,200, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/19		Year ended 1/31/19

	Shares	Amount	Shares	Amount
Shares sold	4,373,896	$39,727,291	1,404,859	$12,591,447
Shares issued to shareholders in reinvestment of distributions	2,559,084	23,325,181	6,146,645	55,299,759
Shares reacquired	(3,462,922)	(31,468,003)	(47,999,465)	(433,629,619)
Net change	3,470,058	$31,584,469	(40,447,961)	$(365,738,413)

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising

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Notes to Financial Statements (unaudited) – continued

management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 74%, 25%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2019, the fund’s commitment fee and interest expense were $2,292 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,838,451	$104,060,645	$95,093,708	$(20)	$2,908	$38,808,276

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$392,717	$—

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’

33

Board Review of Investment Advisory Agreement – continued

and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense

34

Board Review of Investment Advisory Agreement – continued

group based on information provided by Broadridge, noting that the Fund’s total expense ratio was expected to be relatively low because, as noted, the Fund does not bear advisory expenses. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

36

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

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1-800-343-2829

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MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

July 31, 2019

     MFS® High Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MFH-SEM

MFS® High Income Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S., frustrated by the slow pace of progress in trade talks, further ratcheted up tariffs on Chinese goods in early August, adding to already elevated trade tensions.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit also remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates for the first time in more than a decade in July. Similarly, the European Central Bank is expected to loosen policy further this fall. The more accommodative monetary environment has helped fuel a rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	9.3%
Medical & Health Technology & Services	6.4%
Wireless Communications	5.4%
Building	5.3%
Gaming & Lodging	5.2%

Composition including fixed income credit quality (a)(i)
BBB	3.4%
BB	49.8%
B	32.6%
CCC	9.2%
CC	0.2%
C (o)	0.0%
Not Rated	(2.7)%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	4.5%
Other	2.7%

Portfolio facts (i)
Average Duration (d)	2.8
Average Effective Maturity (m)	3.9 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2019 through July 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2019 through July 31, 2019.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/19	Ending Account Value 7/31/19	Expenses Paid During Period (p) 2/01/19-7/31/19
A	Actual	0.93%	$1,000.00	$1,055.84	$4.74
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
B	Actual	1.68%	$1,000.00	$1,055.01	$8.56
	Hypothetical (h)	1.68%	$1,000.00	$1,016.46	$8.40
C	Actual	1.68%	$1,000.00	$1,051.84	$8.55
	Hypothetical (h)	1.68%	$1,000.00	$1,016.46	$8.40
I	Actual	0.68%	$1,000.00	$1,057.23	$3.47
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
R1	Actual	1.68%	$1,000.00	$1,051.92	$8.55
	Hypothetical (h)	1.68%	$1,000.00	$1,016.46	$8.40
R2	Actual	1.18%	$1,000.00	$1,054.51	$6.01
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
R3	Actual	0.93%	$1,000.00	$1,055.84	$4.74
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
R4	Actual	0.68%	$1,000.00	$1,057.13	$3.47
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
R6	Actual	0.58%	$1,000.00	$1,057.69	$2.96
	Hypothetical (h)	0.58%	$1,000.00	$1,021.92	$2.91
529A	Actual	0.97%	$1,000.00	$1,055.62	$4.94
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
529B	Actual	1.73%	$1,000.00	$1,051.67	$8.80
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
529C	Actual	1.73%	$1,000.00	$1,051.67	$8.80
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

7/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.3%

Issuer	Shares/Par		Value ($)
Aerospace - 1.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$3,815,000	$3,879,378
TransDigm, Inc., 6.5%, 7/15/2024		4,015,000	4,125,413
TransDigm, Inc., 6.5%, 5/15/2025		2,395,000	2,466,850
TransDigm, Inc., 6.25%, 3/15/2026 (n)		4,542,000	4,763,422
TransDigm, Inc., 6.375%, 6/15/2026		1,950,000	1,985,978

			$17,221,041
Asset-Backed & Securitized - 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.567% (0% cash or 3.57% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(p)(z)		$747,782	$75
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”,
FLR, 3.767% (0% cash or 3.77% PIK), (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(p)(z)		2,362,921	236
Lehman Brothers Commercial Conduit Mortgage Trust, 0.951%, 2/18/2030 (i)		160,874	2

			$313
Automotive - 1.7%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$14,883,000	$15,120,384
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		675,000	717,187
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		4,370,000	4,569,381
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		6,835,000	6,946,069

			$27,353,021
Broadcasting - 4.0%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (z)		$3,265,000	$3,318,056
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (z)		2,130,000	2,176,594
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		1,110,000	1,179,042
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		3,975,000	4,084,312
Match Group, Inc., 6.375%, 6/01/2024		6,560,000	6,891,280
Match Group, Inc., 5%, 12/15/2027 (n)		4,425,000	4,640,719
Netflix, Inc., 5.875%, 2/15/2025		7,545,000	8,213,638
Netflix, Inc., 4.875%, 4/15/2028		1,900,000	1,962,937
Netflix, Inc., 5.875%, 11/15/2028		4,260,000	4,675,350
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	2,745,000	3,439,856
Netflix, Inc., 3.875%, 11/15/2029 (n)		4,865,000	5,773,616
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		$5,085,000	5,282,044

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - continued
Univision Communications, Inc., 5.125%, 2/15/2025 (n)	$1,285,000	$1,251,269
WMG Acquisition Corp., 5%, 8/01/2023 (n)	1,780,000	1,811,150
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	6,570,000	6,750,675
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)	1,490,000	1,542,150

		$62,992,688
Building - 5.2%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$7,605,000	$7,871,175
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	7,340,000	7,789,575
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	5,483,000	5,428,170
Core & Main LP, 6.125%, 8/15/2025 (n)	5,415,000	5,577,450
HD Supply, Inc., 5.375%, 10/15/2026 (n)	10,850,000	11,429,932
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	3,820,000	3,905,950
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	3,810,000	3,830,193
NCI Building Systems, Inc., 8%, 4/15/2026 (n)	3,985,000	3,885,375
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	2,740,000	2,805,075
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	4,888,000	5,002,868
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	4,536,000	4,280,850
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	3,680,000	3,771,963
Standard Industries, Inc., 6%, 10/15/2025 (n)	8,935,000	9,392,919
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	6,865,000	6,950,813

		$81,922,308
Business Services - 3.8%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$5,245,000	$5,435,131
CDK Global, Inc., 4.875%, 6/01/2027	8,650,000	8,942,803
Equinix, Inc., 5.75%, 1/01/2025	4,330,000	4,476,267
Equinix, Inc., 5.875%, 1/15/2026	2,830,000	3,006,026
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	4,250,000	4,702,625
First Data Corp., 5%, 1/15/2024 (n)	11,495,000	11,776,627
Iron Mountain, Inc., 4.875%, 9/15/2027	1,765,000	1,751,763
MSCI, Inc., 5.75%, 8/15/2025 (n)	4,055,000	4,226,121
MSCI, Inc., 4.75%, 8/01/2026 (n)	11,165,000	11,611,600
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	3,860,000	4,114,876

		$60,043,839
Cable TV - 9.0%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$2,370,000	$2,482,575
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	9,855,000	10,064,419
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	2,185,000	2,256,013

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		$15,210,000	$16,023,127
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		6,465,000	6,755,925
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		5,145,000	5,376,525
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		17,025,000	17,833,687
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		3,705,000	4,080,131
DISH DBS Corp., 5.875%, 11/15/2024		3,115,000	2,897,012
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		3,130,000	2,808,236
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		7,085,000	6,527,056
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		10,220,000	10,519,446
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		3,290,000	3,442,163
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		2,750,000	2,791,250
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		2,785,000	2,892,919
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		6,000,000	6,072,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		7,195,000	7,491,794
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,535,000	1,642,450
Videotron Ltd., 5.125%, 4/15/2027 (n)		12,495,000	13,088,512
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		1,125,000	1,169,663
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		7,210,000	7,372,225
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		7,610,000	7,790,737

			$141,377,865
Chemicals - 1.8%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$11,415,000	$11,757,450
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		4,769,000	4,858,419
SPCM S.A., 4.875%, 9/15/2025 (n)		6,155,000	6,230,091
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026 (n)	EUR	3,575,000	3,942,684
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026		1,195,000	1,317,904

			$28,106,548
Computer Software - 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$5,440,000	$5,534,021
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		3,320,000	3,670,735
VeriSign, Inc., 5.25%, 4/01/2025		6,185,000	6,679,248
VeriSign, Inc., 4.75%, 7/15/2027		4,425,000	4,654,791

			$20,538,795

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 2.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$9,290,000	$9,789,338
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	4,705,000	4,893,200
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	9,280,000	9,489,635
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	7,875,000	8,190,000

		$32,362,173
Conglomerates - 3.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$4,220,000	$4,399,350
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	8,035,000	8,316,225
EnerSys, 5%, 4/30/2023 (n)	6,680,000	6,813,600
Entegris, Inc., 4.625%, 2/10/2026 (n)	6,035,000	6,120,395
Gates Global LLC, 6%, 7/15/2022 (n)	3,312,000	3,320,115
MTS Systems Corp., 5.75%, 8/15/2027 (z)	4,370,000	4,490,175
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	5,755,000	6,100,300
TriMas Corp., 4.875%, 10/15/2025 (n)	9,940,000	10,064,250

		$49,624,410
Construction - 1.2%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	$5,620,000	$5,886,950
Toll Brothers Finance Corp., 4.875%, 11/15/2025	3,840,000	4,041,600
Toll Brothers Finance Corp., 4.35%, 2/15/2028	8,755,000	8,838,172

		$18,766,722
Consumer Products - 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)	$3,490,000	$3,359,125
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	6,155,000	6,416,587
Mattel, Inc., 6.75%, 12/31/2025 (n)	1,110,000	1,166,910

		$10,942,622
Consumer Services - 1.9%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$3,375,000	$3,522,656
Cimpress N.V., 7%, 6/15/2026 (n)	5,250,000	5,263,125
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	4,070,000	4,334,550
Matthews International Corp., 5.25%, 12/01/2025 (n)	3,330,000	3,263,400
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	2,510,000	2,685,700
Realogy Group LLC, 9.375%, 4/01/2027 (n)	4,475,000	3,870,875
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	6,705,000	6,937,731

		$29,878,037
Containers - 4.0%
ARD Finance S.A., 7.125%, 9/15/2023	$4,600,000	$4,738,000
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)	2,269,731	2,342,394
Berry Global Group, Inc., 5.5%, 5/15/2022	2,865,000	2,897,231

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Berry Global Group, Inc., 6%, 10/15/2022	$4,140,000	$4,217,625
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)	3,935,000	3,728,412
Crown American LLC, 4.5%, 1/15/2023	5,430,000	5,606,475
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	7,885,000	8,004,852
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,565,000	3,664,820
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	4,820,000	4,277,750
Reynolds Group, 5.75%, 10/15/2020	2,674,737	2,684,447
Reynolds Group, 5.125%, 7/15/2023 (n)	4,330,000	4,405,775
Reynolds Group, 7%, 7/15/2024 (n)	1,450,000	1,500,750
Sealed Air Corp., 4.875%, 12/01/2022 (n)	6,300,000	6,652,863
Silgan Holdings, Inc., 4.75%, 3/15/2025	5,270,000	5,349,050
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (z)	2,285,000	2,411,338

		$62,481,782
Electrical Equipment - 0.6%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$3,360,000	$3,057,600
CommScope Technologies LLC, 5%, 3/15/2027 (n)	7,085,000	5,975,772

		$9,033,372
Electronics - 1.6%
Qorvo, Inc., 5.5%, 7/15/2026	$8,275,000	$8,716,057
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	7,540,000	8,124,350
Sensata Technologies B.V., 5%, 10/01/2025 (n)	8,235,000	8,667,173

		$25,507,580
Energy - Independent - 2.2%
Callon Petroleum Co., 6.375%, 7/01/2026	$4,765,000	$4,645,875
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	5,120,000	5,043,200
Jagged Peak Energy LLC, 5.875%, 5/01/2026	3,300,000	3,135,000
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	5,635,000	5,677,262
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	1,585,000	1,596,888
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	5,330,000	5,503,225
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)	4,285,000	257,100
SM Energy Co., 6.75%, 9/15/2026	3,615,000	3,253,500
Whiting Petroleum Corp., 6.625%, 1/15/2026	1,515,000	1,427,888
WPX Energy, Inc., 5.75%, 6/01/2026	3,425,000	3,519,187

		$34,059,125

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Entertainment - 1.6%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$4,190,000	$3,958,199
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)	2,155,000	2,219,650
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	8,365,000	8,856,444
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	10,565,000	10,802,712

		$25,837,005
Financial Institutions - 2.7%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$2,520,000	$2,589,300
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	3,815,000	4,053,819
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	2,820,000	2,880,066
Barclays PLC, 7.875%, 12/29/2049	2,990,000	3,109,600
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)(z)	8,555,000	8,517,358
OneMain Financial Corp., 6.875%, 3/15/2025	2,025,000	2,265,125
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	10,875,000	11,748,262
Wand Merger Corp., 8.125%, 7/15/2023 (n)	6,260,000	6,502,575

		$41,666,105
Food & Beverages - 3.1%
Aramark Services, Inc., 4.75%, 6/01/2026	$3,250,000	$3,335,312
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	6,235,000	6,390,875
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	4,935,000	5,319,930
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	4,312,000	4,430,580
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	11,615,000	12,076,929
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	3,170,000	3,288,875
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)	1,895,000	1,956,588
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	4,055,000	4,257,750
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	7,555,000	7,743,875

		$48,800,714
Gaming & Lodging - 5.1%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$5,265,000	$5,396,625
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	3,185,000	3,433,717
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	4,545,000	4,881,785
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	2,770,000	3,014,092
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	7,505,000	7,796,644
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	7,420,000	7,605,500
Marriott Vacations Worldwide Corp./ILG, Inc., 5.625%, 4/15/2023	4,425,000	4,452,656
MGM Growth Properties LLC, 4.5%, 9/01/2026	8,685,000	8,915,153
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	6,215,000	6,221,215
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	3,640,000	3,721,900
Scientific Games Corp., 8.25%, 3/15/2026 (n)	3,025,000	3,237,597
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	11,140,000	11,599,525

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	$7,520,000	$7,886,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (z)	1,335,000	1,368,375

		$79,531,384
Industrial - 0.6%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$9,085,000	$9,357,550

Insurance - Health - 0.6%
Centene Corp., 6.125%, 2/15/2024	$3,530,000	$3,697,675
Centene Corp., 5.375%, 6/01/2026 (n)	5,555,000	5,867,469

		$9,565,144
Insurance - Property & Casualty - 0.8%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$6,180,000	$6,149,100
Hub International Ltd., 7%, 5/01/2026 (n)	6,560,000	6,670,667

		$12,819,767
Machinery & Tools - 0.2%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$3,720,000	$3,836,250

Major Banks - 0.6%
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	$2,108,000	$2,255,560
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	7,030,000	7,479,147

		$9,734,707
Medical & Health Technology & Services - 6.3%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023	$3,420,000	$3,446,881
Avantor, Inc., 9%, 10/01/2025 (n)	6,655,000	7,374,605
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	2,215,000	2,187,756
DaVita, Inc., 5%, 5/01/2025	4,460,000	4,370,889
Encompass Health Corp., 5.75%, 9/15/2025	2,625,000	2,730,000
HCA, Inc., 7.5%, 2/15/2022	6,000,000	6,643,200
HCA, Inc., 5.375%, 2/01/2025	13,090,000	14,156,311
HCA, Inc., 5.875%, 2/15/2026	7,810,000	8,688,625
HCA, Inc., 5.625%, 9/01/2028	1,395,000	1,538,267
HealthSouth Corp., 5.125%, 3/15/2023	5,855,000	5,936,970
HealthSouth Corp., 5.75%, 11/01/2024	1,855,000	1,875,906
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	3,085,000	2,965,456
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	7,880,000	8,213,954
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	3,885,000	3,768,295
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	2,240,000	2,072,000

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	$5,727,000	$5,984,715
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	6,105,000	6,478,931
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	1,260,000	1,026,900
Tenet Healthcare Corp., 6.75%, 6/15/2023	4,275,000	4,387,219
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	4,620,000	4,238,850

		$98,085,730
Medical Equipment - 1.0%
Teleflex, Inc., 5.25%, 6/15/2024	$5,595,000	$5,734,875
Teleflex, Inc., 4.875%, 6/01/2026	3,310,000	3,442,400
Teleflex, Inc., 4.625%, 11/15/2027	6,425,000	6,671,720

		$15,848,995
Metals & Mining - 4.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$2,895,000	$2,996,325
Big River Steel LLC, 7.25%, 9/01/2025 (n)	4,245,000	4,520,925
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	4,185,000	4,143,150
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	3,190,000	3,078,350
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	10,441,000	10,989,152
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	2,155,000	2,063,413
Harsco Corp., 5.75%, 7/31/2027 (n)	4,220,000	4,346,600
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	6,360,000	4,324,800
Novelis Corp., 5.875%, 9/30/2026 (n)	7,030,000	7,284,837
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	1,097,000	1,025,695
Steel Dynamics, Inc., 4.125%, 9/15/2025	5,990,000	6,014,619
Steel Dynamics, Inc., 5%, 12/15/2026	4,425,000	4,624,125
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	3,530,000	3,498,936
TMS International Corp., 7.25%, 8/15/2025 (n)	5,105,000	4,900,800

		$63,811,727
Midstream - 4.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$940,000	$944,700
Cheniere Energy Partners LP, 5.25%, 10/01/2025	12,065,000	12,502,598
Cheniere Energy, Inc., 5.875%, 3/31/2025	13,585,000	14,944,858
DCP Midstream Operating LP, 4.95%, 4/01/2022	2,604,000	2,704,905
DCP Midstream Operating LP, 3.875%, 3/15/2023	4,860,000	4,926,825
Energy Transfer Operating Co., 5.875%, 1/15/2024	7,340,000	8,151,983
EnLink Midstream Partners LP, 4.4%, 4/01/2024	9,330,000	9,484,411

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026 (z)	$1,335,000	$1,408,425
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	5,590,000	5,652,888
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,645,000	2,724,350
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	5,765,000	5,995,600

		$69,441,543
Network & Telecom - 0.2%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$3,315,000	$3,364,725

Oil Services - 0.7%
Apergy Corp., 6.375%, 5/01/2026	$5,260,000	$5,365,200
Diamond Offshore Drill Co., 5.7%, 10/15/2039	6,490,000	4,413,070
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	1,335,000	1,304,963

		$11,083,233
Oils - 0.8%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$6,530,000	$6,742,225
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	1,035,000	1,074,123
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	4,435,000	4,645,662

		$12,462,010
Pharmaceuticals - 1.3%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$4,220,000	$4,251,650
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)	675,000	680,906
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	3,265,000	2,073,275
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	2,380,000	2,393,400
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	10,440,000	10,740,150

		$20,139,381
Printing & Publishing - 0.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$5,066,000	$5,058,148

Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$4,370,000	$4,544,800
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	2,845,000	2,944,575

		$7,489,375

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Other - 0.9%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$8,580,000	$8,820,669
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	4,705,000	4,987,300

		$13,807,969
Restaurants - 1.1%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$5,125,000	$5,275,572
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	10,940,000	11,357,908

		$16,633,480
Retailers - 1.2%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$3,405,000	$3,449,265
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	4,020,000	4,035,075
L Brands, Inc., 5.25%, 2/01/2028	7,335,000	6,794,044
Party City Holdings, Inc., 6.625%, 8/01/2026 (n)	2,160,000	2,079,000
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	2,165,000	2,148,762

		$18,506,146
Specialty Chemicals - 0.9%
Koppers, Inc., 6%, 2/15/2025 (n)	$4,920,000	$4,649,400
Univar USA, Inc., 6.75%, 7/15/2023 (n)	9,100,000	9,236,500

		$13,885,900
Specialty Stores - 0.6%
Penske Automotive Group Co., 5.375%, 12/01/2024	$3,885,000	$3,991,838
Penske Automotive Group Co., 5.5%, 5/15/2026	3,480,000	3,601,800
PetSmart, Inc., 5.875%, 6/01/2025 (n)	1,157,000	1,143,810

		$8,737,448
Supermarkets - 0.1%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$2,165,000	$2,208,300

Telecommunications - Wireless - 5.3%
Altice France S.A., 6.25%, 5/15/2024 (n)	$1,263,000	$1,304,048
Altice France S.A., 8.125%, 2/01/2027 (n)	5,260,000	5,726,825
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	675,000	689,344
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	5,670,000	5,556,827
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	2,100,000	1,974,000
SBA Communications Corp., 4%, 10/01/2022	7,520,000	7,623,400
SBA Communications Corp., 4.875%, 9/01/2024	7,870,000	8,095,239
SFR Group S.A., 7.375%, 5/01/2026 (n)	5,445,000	5,802,328
Sprint Corp., 7.875%, 9/15/2023	7,715,000	8,602,225
Sprint Corp., 7.125%, 6/15/2024	12,260,000	13,424,700

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Sprint Nextel Corp., 6%, 11/15/2022	$4,120,000	$4,377,500
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,830,000	2,932,587
T-Mobile USA, Inc., 5.125%, 4/15/2025	4,325,000	4,476,375
T-Mobile USA, Inc., 6.5%, 1/15/2026	4,610,000	4,908,267
T-Mobile USA, Inc., 5.375%, 4/15/2027	7,630,000	8,106,875

		$83,600,540
Telephone Services - 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$3,985,000	$4,039,276
Level 3 Financing, Inc., 5.375%, 5/01/2025	1,935,000	1,997,887

		$6,037,163
Utilities - Electric Power - 2.5%
Calpine Corp., 5.75%, 1/15/2025	$1,735,000	$1,725,805
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	11,360,000	11,782,592
Covanta Holding Corp., 5.875%, 3/01/2024	4,255,000	4,372,012
Covanta Holding Corp., 6%, 1/01/2027	1,605,000	1,657,163
Drax Finco PLC, 6.625%, 11/01/2025 (n)	4,175,000	4,342,000
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	8,250,000	8,332,500
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	2,545,000	2,556,987
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	3,898,000	3,951,597

		$38,720,656
Total Bonds (Identified Cost, $1,439,304,343)		$1,462,283,336

Floating Rate Loans (r) - 0.5%
Broadcasting - 0.1%
Warner Music Group, Term Loan F, 4.359%, 11/01/2023	$1,241,000	$1,235,648

Conglomerates - 0.1%
Gates Global LLC, Term Loan B2, 4.984%, 3/31/2024	$1,465,811	$1,457,107

Entertainment - 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 4%, 10/31/2023	$1,899,426	$1,896,459

Food & Beverages - 0.1%
U.S. Foods Holding Corp., Term Loan B, 4.234%, 6/27/2023	$1,231,479	$1,229,170

Medical & Health Technology & Services - 0.0%
DaVita, Inc., Term Loan B, 5.129%, 6/24/2021	$86,993	$86,884

Oil Services - 0.1%
Apergy Corp., Term Loan B, 4.75%, 5/09/2025	$2,408,553	$2,417,585
Total Floating Rate Loans (Identified Cost, $8,174,769)		$8,322,853

16

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.2%

Issuer	Shares/Par	Value ($)
Construction - 0.1%
ICA Tenedora S.A. de C.V. (a)	347,563	$608,669

Oil Services - 0.1%
LTRI Holdings LP (a)(u)	3,250	$1,643,817
Total Common Stocks (Identified Cost, $1,788,536)		$2,252,486

Convertible Bonds - 0.1%
Cable TV - 0.1%
DISH Network Corp., 3.375%, 8/15/2026 (Identified Cost, $1,972,927)	$2,175,000	$1,993,035

	Strike Price	First Exercise
Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	2,104	$1,052
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	2,104	263
Total Warrants (Identified Cost, $0)				$1,315

Investment Companies (h) - 4.9%
Money Market Funds - 4.9%
MFS Institutional Money Market Portfolio, 2.31% (v) (Identified Cost, $77,495,614)			77,501,693	$77,501,693

Other Assets, Less Liabilities - 1.0%				15,419,143
Net Assets - 100.0%				$1,567,773,861

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $77,501,693 and $1,474,853,025, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $903,407,393, representing 57.6% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

17

Portfolio of Investments (unaudited) – continued

(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.567% (0% cash or 3.57% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050	4/12/06-7/31/19	$670,930	$75
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 3.767% (0% cash or 3.77% PIK), (LIBOR - 3mo. + 1.5%), 4/26/2050	4/12/06-7/31/19	2,101,425	236
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026	7/18/19	3,265,000	3,318,056
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027	7/18/19	2,130,000	2,176,594
Global Aircraft Leasing Co. Ltd., 6.5%, 9/15/2024	7/26/19	8,555,000	8,517,358
MTS Systems Corp., 5.75%, (6.5% cash or 7.25% PIK) 8/15/2027	7/11/19-7/12/19	4,396,585	4,490,175
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026	7/12/19-7/15/19	1,405,364	1,408,425
Trivium Packaging Finance B.V., 8.5%, 8/15/2027	7/19/19-7/22/19	2,354,275	2,411,338
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027	7/12/19	1,355,484	1,368,375
Total Restricted Securities			$23,690,632
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

18

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	14,096,608	EUR	12,477,044	State Street Bank Corp.	10/11/2019	$204,085

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	23	$3,437,235	September - 2019	$(28,822)
U.S. Treasury Note 5 yr	Short	USD	325	38,205,273	September - 2019	(232,623)

						$(261,445)

At July 31, 2019, the fund had cash collateral of $243,928 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,451,240,575)	$1,474,853,025
Investments in affiliated issuers, at value (identified cost, $77,495,614)	77,501,693
Cash	1,640,003
Deposits with brokers for
Futures contracts	243,928
Receivables for
Forward foreign currency exchange contracts	204,085
Net daily variation margin on open futures contracts	15,905
Investments sold	11,837,479
Fund shares sold	1,866,491
Interest and dividends	21,999,159
Other assets	8,041
Total assets	$1,590,169,809

Liabilities
Payables for
Distributions	$201,015
Investments purchased	20,247,866
Fund shares reacquired	1,215,455
Payable to affiliates
Investment adviser	38,384
Administrative services fee	1,198
Shareholder servicing costs	610,074
Distribution and service fees	9,896
Program manager fees	15
Payable for independent Trustees’ compensation	5,570
Accrued expenses and other liabilities	66,475
Total liabilities	$22,395,948
Net assets	$1,567,773,861

Net assets consist of
Paid-in capital	$1,642,218,840
Total distributable earnings (loss)	(74,444,979)
Net assets	$1,567,773,861
Shares of beneficial interest outstanding	461,094,208

20

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$514,783,682	151,346,042	$3.40
Class B	12,252,567	3,598,069	3.41
Class C	29,370,531	8,611,022	3.41
Class I	96,499,304	28,444,902	3.39
Class R1	906,845	266,444	3.40
Class R2	15,282,045	4,496,873	3.40
Class R3	2,236,502	658,544	3.40
Class R4	465,698	136,854	3.40
Class R6	890,492,771	261,922,072	3.40
Class 529A	4,155,339	1,223,084	3.40
Class 529B	264,148	77,661	3.40
Class 529C	1,064,429	312,641	3.40

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.55 [100 / 95.75 x $3.40] and $3.55 [100 / 95.75 x $3.40], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$40,486,070
Dividends from affiliated issuers	841,592
Other	394,496
Total investment income	$41,722,158
Expenses
Management fee	$3,450,216
Distribution and service fees	890,781
Shareholder servicing costs	867,263
Program manager fees	1,307
Administrative services fee	108,830
Independent Trustees’ compensation	14,873
Custodian fee	50,886
Shareholder communications	80,072
Audit and tax fees	41,313
Legal fees	13,836
Miscellaneous	123,486
Total expenses	$5,642,863
Fees paid indirectly	(2,085)
Reduction of expenses by investment adviser and distributor	(88,838)
Net expenses	$5,551,940
Net investment income (loss)	$36,170,218

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(13,667,310)
Affiliated issuers	(409)
Futures contracts	(1,806,289)
Forward foreign currency exchange contracts	418,538
Foreign currency	406
Net realized gain (loss)	$(15,055,064)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$62,295,747
Affiliated issuers	6,080
Futures contracts	427,733
Forward foreign currency exchange contracts	148,038
Translation of assets and liabilities in foreign currencies	(3,840)
Net unrealized gain (loss)	$62,873,758
Net realized and unrealized gain (loss)	$47,818,694
Change in net assets from operations	$83,988,912

See Notes to Financial Statements

22

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/19 (unaudited)	Year ended 1/31/19

From operations
Net investment income (loss)	$36,170,218	$73,479,104
Net realized gain (loss)	(15,055,064)	(16,027,761)
Net unrealized gain (loss)	62,873,758	(43,875,576)
Change in net assets from operations	$83,988,912	$13,575,767
Total distributions to shareholders	$(38,715,987)	$(76,037,494)
Change in net assets from fund share transactions	$45,955,557	$(38,006,483)
Total change in net assets	$91,228,482	$(100,468,210)

Net assets
At beginning of period	1,476,545,379	1,577,013,589
At end of period	$1,567,773,861	$1,476,545,379

See Notes to Financial Statements

23

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/19		Year ended
Class A			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.30		$3.44	$3.42	$3.11		$3.49	$3.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.16	$0.17	(c)	$0.18	$0.19
Net realized and unrealized gain (loss)	0.10		(0.13)	0.02	0.32		(0.37)	(0.10)
Total from investment operations	$0.18		$0.02	$0.18	$0.49		$(0.19)	$0.09

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.16)	$(0.18)		$(0.19)	$(0.20)
Net asset value, end of period (x)	$3.40		$3.30	$3.44	$3.42		$3.11	$3.49
Total return (%) (r)(s)(t)(x)	5.58	(n)	0.68	5.47	16.18	(c)	(5.87)	2.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.94	0.96	0.97	(c)	0.95	0.95
Expenses after expense reductions (f)	0.93	(a)	0.92	0.94	0.96	(c)	0.94	0.93
Net investment income (loss)	4.62	(a)	4.67	4.52	5.16	(c)	5.20	5.25
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$514,784		$489,120	$477,817	$514,238		$398,206	$452,587

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class B			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.30		$3.44	$3.43	$3.11		$3.49	$3.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.13	$0.15	(c)	$0.15	$0.16
Net realized and unrealized gain (loss)	0.12		(0.13)	0.02	0.33		(0.37)	(0.10)
Total from investment operations	$0.18		$0.00 (w)	$0.15	$0.48		$(0.22)	$0.06

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.14)	$(0.16)		$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.41		$3.30	$3.44	$3.43		$3.11	$3.49
Total return (%) (r)(s)(t)(x)	5.50	(n)	(0.07)	4.39	15.65	(c)	(6.57)	1.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.69	1.71	1.72	(c)	1.70	1.70
Expenses after expense reductions (f)	1.68	(a)	1.68	1.70	1.71	(c)	1.69	1.69
Net investment income (loss)	3.87	(a)	3.91	3.77	4.43	(c)	4.44	4.49
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$12,253		$13,361	$18,329	$21,515		$20,420	$27,034

	Six months ended 7/31/19		Year ended
Class C			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.31		$3.44	$3.43	$3.12		$3.50	$3.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.13	$0.15	(c)	$0.15	$0.16
Net realized and unrealized gain (loss)	0.11		(0.12)	0.02	0.32		(0.37)	(0.10)
Total from investment operations	$0.17		$0.01	$0.15	$0.47		$(0.22)	$0.06

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.14)	$(0.16)		$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.41		$3.31	$3.44	$3.43		$3.12	$3.50
Total return (%) (r)(s)(t)(x)	5.18	(n)	0.23	4.39	15.29	(c)	(6.55)	1.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.69	1.70	1.72	(c)	1.70	1.69
Expenses after expense reductions (f)	1.68	(a)	1.68	1.70	1.71	(c)	1.69	1.69
Net investment income (loss)	3.87	(a)	3.91	3.77	4.41	(c)	4.42	4.48
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$29,371		$31,793	$57,509	$66,241		$57,442	$69,162

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class I			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.29		$3.43	$3.42	$3.10		$3.48	$3.59

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	$0.16	$0.18	(c)	$0.19	$0.19
Net realized and unrealized gain (loss)	0.11		(0.13)	0.02	0.33		(0.38)	(0.09)
Total from investment operations	$0.19		$0.03	$0.18	$0.51		$(0.19)	$0.10

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.17)	$(0.17)	$(0.19)		$(0.19)	$(0.21)
Net asset value, end of period (x)	$3.39		$3.29	$3.43	$3.42		$3.10	$3.48
Total return (%) (r)(s)(t)(x)	5.72	(n)	0.92	5.43	16.83	(c)	(5.66)	2.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.69	0.70	0.73	(c)	0.70	0.69
Expenses after expense reductions (f)	0.68	(a)	0.68	0.69	0.72	(c)	0.69	0.69
Net investment income (loss)	4.85	(a)	4.90	4.77	5.31	(c)	5.43	5.44
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$96,499		$89,637	$111,450	$122,732		$49,917	$95,887

	Six months ended 7/31/19		Year ended
Class R1			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.30		$3.44	$3.43	$3.11		$3.49	$3.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.13	$0.15	(c)	$0.15	$0.16
Net realized and unrealized gain (loss)	0.11		(0.13)	0.02	0.33		(0.37)	(0.10)
Total from investment operations	$0.17		$0.00 (w)	$0.15	$0.48		$(0.22)	$0.06

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.14)	$(0.16)		$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.40		$3.30	$3.44	$3.43		$3.11	$3.49
Total return (%) (r)(s)(t)(x)	5.19	(n)	(0.07)	4.39	15.65	(c)	(6.58)	1.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.69	1.70	1.72	(c)	1.70	1.70
Expenses after expense reductions (f)	1.68	(a)	1.68	1.70	1.71	(c)	1.70	1.69
Net investment income (loss)	3.87	(a)	3.92	3.76	4.43	(c)	4.44	4.47
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$907		$867	$1,029	$1,134		$1,007	$1,317

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class R2			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.30		$3.43	$3.42	$3.11		$3.49	$3.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	$0.15	$0.16	(c)	$0.17	$0.18
Net realized and unrealized gain (loss)	0.11		(0.13)	0.02	0.32		(0.37)	(0.10)
Total from investment operations	$0.18		$0.02	$0.17	$0.48		$(0.20)	$0.08

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.15)	$(0.16)	$(0.17)		$(0.18)	$(0.19)
Net asset value, end of period (x)	$3.40		$3.30	$3.43	$3.42		$3.11	$3.49
Total return (%) (r)(s)(t)(x)	5.45	(n)	0.72	4.91	15.89	(c)	(6.11)	2.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.19	1.21	1.22	(c)	1.20	1.20
Expenses after expense reductions (f)	1.18	(a)	1.18	1.20	1.21	(c)	1.20	1.19
Net investment income (loss)	4.37	(a)	4.42	4.27	4.88	(c)	4.94	5.00
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$15,282		$14,618	$15,702	$15,156		$2,618	$3,036

	Six months ended 7/31/19		Year ended
Class R3			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.30		$3.43	$3.42	$3.11		$3.49	$3.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.16	$0.17	(c)	$0.18	$0.19
Net realized and unrealized gain (loss)	0.10		(0.12)	0.01	0.32		(0.37)	(0.10)
Total from investment operations	$0.18		$0.03	$0.17	$0.49		$(0.19)	$0.09

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.16)	$(0.18)		$(0.19)	$(0.20)
Net asset value, end of period (x)	$3.40		$3.30	$3.43	$3.42		$3.11	$3.49
Total return (%) (r)(s)(t)(x)	5.58	(n)	0.98	5.17	16.17	(c)	(5.87)	2.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.94	0.96	0.97	(c)	0.95	0.95
Expenses after expense reductions (f)	0.93	(a)	0.93	0.95	0.96	(c)	0.95	0.94
Net investment income (loss)	4.61	(a)	4.66	4.54	5.19	(c)	5.20	5.26
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$2,237		$2,193	$3,111	$6,369		$6,359	$6,755

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class R4			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.30		$3.43	$3.42	$3.11		$3.49	$3.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	$0.16	$0.18	(c)	$0.19	$0.20
Net realized and unrealized gain (loss)	0.11		(0.12)	0.02	0.32		(0.38)	(0.10)
Total from investment operations	$0.19		$0.04	$0.18	$0.50		$(0.19)	$0.10

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.17)	$(0.17)	$(0.19)		$(0.19)	$(0.21)
Net asset value, end of period (x)	$3.40		$3.30	$3.43	$3.42		$3.11	$3.49
Total return (%) (r)(s)(t)(x)	5.71	(n)	1.23	5.43	16.46	(c)	(5.63)	2.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.69	0.71	0.72	(c)	0.70	0.70
Expenses after expense reductions (f)	0.68	(a)	0.68	0.70	0.72	(c)	0.70	0.69
Net investment income (loss)	4.86	(a)	4.91	4.78	5.40	(c)	5.44	5.47
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$466		$447	$312	$398		$300	$571

	Six months ended 7/31/19		Year ended
Class R6			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.30		$3.43	$3.42	$3.11		$3.49	$3.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.17	$0.17	$0.18	(c)	$0.19	$0.20
Net realized and unrealized gain (loss)	0.11		(0.13)	0.02	0.32		(0.37)	(0.10)
Total from investment operations	$0.19		$0.04	$0.19	$0.50		$(0.18)	$0.10

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.17)	$(0.18)	$(0.19)		$(0.20)	$(0.21)
Net asset value, end of period (x)	$3.40		$3.30	$3.43	$3.42		$3.11	$3.49
Total return (%) (r)(s)(t)(x)	5.77	(n)	1.33	5.54	16.58	(c)	(5.55)	2.79

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.58	0.60	0.62	(c)	0.61	0.62
Expenses after expense reductions (f)	0.58	(a)	0.57	0.59	0.61	(c)	0.61	0.61
Net investment income (loss)	4.97	(a)	5.02	4.87	5.55	(c)	5.54	5.57
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$890,493		$829,451	$886,418	$791,825		$769,246	$784,830

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class 529A			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.30		$3.43	$3.42	$3.10		$3.49	$3.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.15	$0.17	(c)	$0.18	$0.19
Net realized and unrealized gain (loss)	0.10		(0.12)	0.02	0.33		(0.39)	(0.10)
Total from investment operations	$0.18		$0.03	$0.17	$0.50		$(0.21)	$0.09

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.16)	$(0.18)		$(0.18)	$(0.20)
Net asset value, end of period (x)	$3.40		$3.30	$3.43	$3.42		$3.10	$3.49
Total return (%) (r)(s)(t)(x)	5.56	(n)	0.93	5.13	16.51	(c)	(6.20)	2.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.99	1.05	1.07	(c)	1.05	1.05
Expenses after expense reductions (f)	0.97	(a)	0.97	0.99	1.00	(c)	0.98	0.98
Net investment income (loss)	4.57	(a)	4.62	4.47	5.13	(c)	5.16	5.21
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$4,155		$3,796	$3,816	$3,549		$2,925	$3,270

	Six months ended 7/31/19		Year ended
Class 529B			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.30		$3.43	$3.42	$3.11		$3.49	$3.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.13	$0.15	(c)	$0.15	$0.16
Net realized and unrealized gain (loss)	0.11		(0.13)	0.02	0.32		(0.37)	(0.10)
Total from investment operations	$0.17		$0.00 (w)	$0.15	$0.47		$(0.22)	$0.06

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.13)	$(0.14)	$(0.16)		$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.40		$3.30	$3.43	$3.42		$3.11	$3.49
Total return (%) (r)(s)(t)(x)	5.17	(n)	0.17	4.34	15.26	(c)	(6.63)	1.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.74	1.80	1.82	(c)	1.80	1.80
Expenses after expense reductions (f)	1.73	(a)	1.73	1.75	1.76	(c)	1.75	1.74
Net investment income (loss)	3.82	(a)	3.86	3.72	4.38	(c)	4.40	4.45
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$264		$259	$301	$355		$308	$334
See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class 529C			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$3.30		$3.44	$3.43	$3.11		$3.49	$3.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.13	$0.15	(c)	$0.15	$0.16
Net realized and unrealized gain (loss)	0.11		(0.14)	0.02	0.33		(0.37)	(0.10)
Total from investment operations	$0.17		$(0.01)	$0.15	$0.48		$(0.22)	$0.06

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.13)	$(0.14)	$(0.16)		$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.40		$3.30	$3.44	$3.43		$3.11	$3.49
Total return (%) (r)(s)(t)(x)	5.17	(n)	(0.12)	4.34	15.60	(c)	(6.62)	1.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.74	1.80	1.82	(c)	1.80	1.79
Expenses after expense reductions (f)	1.73	(a)	1.73	1.74	1.76	(c)	1.75	1.74
Net investment income (loss)	3.81	(a)	3.86	3.72	4.37	(c)	4.38	4.43
Portfolio turnover	30	(n)	44	54	43		36	43
Net assets at end of period (000 omitted)	$1,064		$1,003	$1,221	$1,360		$1,257	$1,593

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

30

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of

31

Notes to Financial Statements (unaudited) – continued

financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

32

Notes to Financial Statements (unaudited) – continued

security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$609,984	$1,643,817	$2,253,801
U.S. Corporate Bonds	—	1,229,388,398	—	1,229,388,398
Asset-Backed Securities (including CDOs)	—	313	—	313
Foreign Bonds	—	234,887,660	—	234,887,660
Floating Rate Loans	—	8,322,853	—	8,322,853
Mutual Funds	77,501,693	—	—	77,501,693
Total	$77,501,693	$1,473,209,208	$1,643,817	$1,552,354,718

Other Financial Instruments
Futures Contracts – Liabilities	$(261,445)	$—	$—	$(261,445)
Forward Foreign Currency Exchange Contracts – Assets	—	204,085	—	204,085

For further information regarding security characteristics, see the Portfolio of Investments.

33

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/19	$2,890,615
Change in unrealized appreciation or depreciation	(1,246,798)
Balance as of 7/31/19	$1,643,817

The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2019 is $(1,246,798). At July 31, 2019, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

34

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(261,445)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	204,085	—
Total		$204,085	$(261,445)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,806,289)	$—
Foreign Exchange	—	418,538
Total	$(1,806,289)	$418,538

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$427,733	$—
Foreign Exchange	—	148,038
Total	$427,733	$148,038

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a

35

Notes to Financial Statements (unaudited) – continued

reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

36

Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained

37

Notes to Financial Statements (unaudited) – continued

subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

38

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/19
Ordinary income (including any short-term capital gains)	$76,037,494

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/19

Cost of investments	$1,529,924,392
Gross appreciation	40,052,861

Gross depreciation	(17,622,535)
Net unrealized appreciation (depreciation)	$22,430,326

As of 1/31/19

Undistributed ordinary income	5,609,845
Capital loss carryforwards	(74,123,384)
Other temporary differences	(6,227,057)
Net unrealized appreciation (depreciation)	(44,977,308)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(7,079,181)
Long-Term	(67,044,203)
Total	$(74,123,384)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and

39

Notes to Financial Statements (unaudited) – continued

Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 7/31/19	Year ended 1/31/19
Class A	$12,224,579	$22,915,886
Class B	269,749	623,822
Class C	648,066	1,546,121
Class I	2,375,168	4,999,884
Class R1	18,333	41,068
Class R2	346,729	669,917
Class R3	58,414	141,128
Class R4	11,647	20,345
Class R6	22,639,854	44,836,278
Class 529A	96,468	188,159
Class 529B	5,518	12,319
Class 529C	21,462	42,567
Total	$38,715,987	$76,037,494

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion	0.44%
In excess of $3 billion	0.42%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2019, this management fee reduction amounted to $72,086, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2019 was equivalent to an annual effective rate of 0.45% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,657 and $241 for the six months ended July 31, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

40

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$617,204
Class B	0.75%	0.25%	1.00%	1.00%	64,079
Class C	0.75%	0.25%	1.00%	1.00%	153,905
Class R1	0.75%	0.25%	1.00%	1.00%	4,367
Class R2	0.25%	0.25%	0.50%	0.50%	36,858
Class R3	—	0.25%	0.25%	0.25%	2,952
Class 529A	—	0.25%	0.25%	0.24%	4,910
Class 529B	0.75%	0.25%	1.00%	1.00%	1,332
Class 529C	0.75%	0.25%	1.00%	1.00%	5,174
Total Distribution and Service Fees					$890,781

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2019, this rebate amounted to $16,336, $110, $84, $8, $206, and $8 for Class A, Class B, Class C, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2019, were as follows:

Amount
Class A	$3,044
Class B	8,677
Class C	850
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services

41

Notes to Financial Statements (unaudited) – continued

provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended July 31, 2019, were as follows:

Fee
Class 529A	$982
Class 529B	67
Class 529C	258
Total Program Manager Fees	$1,307

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2019, the fee was $92,586, which equated to 0.0123% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $410,650.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended July 31, 2019, these costs for the fund amounted to $364,027 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2019 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

42

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,146 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB Plan amounted to $5,570 at July 31, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended July 31, 2019, the fee paid by the fund under this agreement was $1,583 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $459,113,874 and $425,513,465, respectively.

43

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/19		Year ended 1/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	15,837,988	$53,260,566	32,383,337	$107,329,012
Class B	127,684	428,266	413,653	1,369,873
Class C	477,918	1,604,705	1,745,419	5,763,332
Class I	6,805,702	22,796,568	12,237,985	40,484,964
Class R1	10,052	33,748	59,740	199,223
Class R2	645,827	2,168,444	1,213,513	4,029,580
Class R3	156,859	527,382	213,553	719,855
Class R4	5,095	17,129	94,173	313,271
Class R6	9,492,003	31,865,727	15,136,909	50,332,454
Class 529A	81,521	273,744	226,412	755,795
Class 529B	8,006	26,975	19,908	67,368
Class 529C	20,403	68,397	48,242	161,025
	33,669,058	$113,071,651	63,792,844	$211,525,752

Shares issued to shareholders in reinvestment of distributions
Class A	3,437,698	$11,560,984	6,491,193	$21,493,695
Class B	75,457	254,075	177,035	587,710
Class C	174,976	590,064	414,932	1,381,226
Class I	621,710	2,085,783	1,280,777	4,237,911
Class R1	5,449	18,333	12,373	41,013
Class R2	102,899	346,036	200,870	665,082
Class R3	17,392	58,407	42,576	141,124
Class R4	3,462	11,647	6,148	20,344
Class R6	6,659,497	22,397,066	13,391,447	44,356,065
Class 529A	28,649	96,309	56,564	187,242
Class 529B	1,633	5,491	3,683	12,212
Class 529C	6,358	21,402	12,746	42,292
	11,135,180	$37,445,597	22,090,344	$73,165,916

44

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/19		Year ended 1/31/19

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(16,101,260)	$(54,061,523)	(29,794,185)	$(98,787,216)
Class B	(647,952)	(2,181,758)	(1,877,615)	(6,248,277)
Class C	(1,646,430)	(5,551,169)	(9,253,012)	(31,014,318)
Class I	(6,204,552)	(20,753,912)	(18,820,134)	(62,241,245)
Class R1	(11,566)	(38,632)	(108,895)	(362,083)
Class R2	(684,216)	(2,295,474)	(1,556,761)	(5,183,292)
Class R3	(181,106)	(611,522)	(497,854)	(1,645,850)
Class R4	(6,923)	(23,144)	(55,833)	(185,443)
Class R6	(5,606,900)	(18,820,485)	(35,306,806)	(115,740,555)
Class 529A	(38,194)	(128,366)	(243,979)	(806,119)
Class 529B	(10,567)	(35,687)	(32,590)	(107,933)
Class 529C	(17,779)	(60,019)	(112,553)	(375,820)
	(31,157,445)	$(104,561,691)	(97,660,217)	$(322,698,151)

Net change
Class A	3,174,426	$10,760,027	9,080,345	$30,035,491
Class B	(444,811)	(1,499,417)	(1,286,927)	(4,290,694)
Class C	(993,536)	(3,356,400)	(7,092,661)	(23,869,760)
Class I	1,222,860	4,128,439	(5,301,372)	(17,518,370)
Class R1	3,935	13,449	(36,782)	(121,847)
Class R2	64,510	219,006	(142,378)	(488,630)
Class R3	(6,855)	(25,733)	(241,725)	(784,871)
Class R4	1,634	5,632	44,488	148,172
Class R6	10,544,600	35,442,308	(6,778,450)	(21,052,036)
Class 529A	71,976	241,687	38,997	136,918
Class 529B	(928)	(3,221)	(8,999)	(28,353)
Class 529C	8,982	29,780	(51,565)	(172,503)
	13,646,793	$45,955,557	(11,777,029)	$(38,006,483)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 18%, 16%, 9%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

45

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2019, the fund’s commitment fee and interest expense were $4,399 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$73,476,944	$187,089,463	$183,070,385	$(409)	$6,080	$77,501,693

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$841,592	$—

46

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information

47

Board Review of Investment Advisory Agreement – continued

about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

48

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.4 billion and $3 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

49

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

50

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

51

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

July 31, 2019

     MFS® High Yield Pooled Portfolio

HYP-SEM

MFS® High Yield Pooled Portfolio

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S., frustrated by the slow pace of progress in trade talks, further ratcheted up tariffs on Chinese goods in early August, adding to already elevated trade tensions.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit also remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates for the first time in more than a decade in July. Similarly, the European Central Bank is expected to loosen policy further this fall. The more accommodative monetary environment has helped fuel a rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	9.4%
Medical & Health Technology & Services	6.4%
Wireless Communications	5.5%
Building	5.3%
Gaming & Lodging	5.2%

Composition including fixed income credit quality (a)(i)
BBB	3.3%
BB	50.0%
B	32.7%
CCC	9.2%
CC	0.2%
C (o)	0.0%
Not Rated	(2.7)%
Non-Fixed Income	0.4%
Cash & Cash Equivalents	4.2%
Other	2.7%

Portfolio facts (i)
Average Duration (d)	2.9
Average Effective Maturity (m)	3.9 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2019 through July 31, 2019

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2019 through July 31, 2019.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/19	Ending Account Value 7/31/19	Expenses Paid During Period (p) 2/01/19-7/31/19
Actual	0.02%	$1,000.00	$1,059.94	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10

(h)	5% fund return per year before expenses.
(p)

“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.5%

Issuer	Shares/Par		Value ($)
Aerospace - 1.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$2,055,000	$2,089,678
TransDigm, Inc., 6.5%, 7/15/2024		2,385,000	2,450,588
TransDigm, Inc., 6.5%, 5/15/2025		1,300,000	1,339,000
TransDigm, Inc., 6.25%, 3/15/2026 (n)		2,427,000	2,545,316
TransDigm, Inc., 6.375%, 6/15/2026		800,000	814,760

			$9,239,342
Automotive - 1.7%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$8,059,000	$8,187,541
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		360,000	382,500
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		2,350,000	2,457,219
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		3,635,000	3,694,069

			$14,721,329
Broadcasting - 4.0%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (z)		$1,750,000	$1,778,438
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (z)		1,140,000	1,164,938
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		600,000	637,320
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		2,145,000	2,203,988
Match Group, Inc., 6.375%, 6/01/2024		3,480,000	3,655,740
Match Group, Inc., 5%, 12/15/2027 (n)		2,390,000	2,506,512
Netflix, Inc., 5.875%, 2/15/2025		3,475,000	3,782,954
Netflix, Inc., 4.875%, 4/15/2028		1,220,000	1,260,413
Netflix, Inc., 5.875%, 11/15/2028		2,775,000	3,045,562
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	1,485,000	1,860,906
Netflix, Inc., 3.875%, 11/15/2029 (n)		2,580,000	3,061,856
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		$2,735,000	2,840,981
Univision Communications, Inc., 5.125%, 2/15/2025 (n)		695,000	676,756
WMG Acquisition Corp., 5%, 8/01/2023 (n)		1,045,000	1,063,288
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		3,555,000	3,652,762
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		815,000	843,525

			$34,035,939
Building - 5.2%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$3,935,000	$4,072,725
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		3,970,000	4,213,162
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		2,955,000	2,925,450

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Core & Main LP, 6.125%, 8/15/2025 (n)	$2,910,000	$2,997,300
HD Supply, Inc., 5.375%, 10/15/2026 (n)	5,860,000	6,173,217
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	1,890,000	1,932,525
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	2,065,000	2,075,945
NCI Building Systems, Inc., 8%, 4/15/2026 (n)	2,120,000	2,067,000
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	1,480,000	1,515,150
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	2,709,000	2,772,661
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	2,358,000	2,225,363
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	2,080,000	2,131,979
Standard Industries, Inc., 6%, 10/15/2025 (n)	4,735,000	4,977,669
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	3,690,000	3,736,125

		$43,816,271
Business Services - 3.8%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$2,800,000	$2,901,500
CDK Global, Inc., 4.875%, 6/01/2027	4,485,000	4,636,817
Equinix, Inc., 5.75%, 1/01/2025	1,540,000	1,592,021
Equinix, Inc., 5.875%, 1/15/2026	1,530,000	1,625,166
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	2,320,000	2,567,080
First Data Corp., 5%, 1/15/2024 (n)	6,405,000	6,561,923
Iron Mountain, Inc., 4.875%, 9/15/2027	960,000	952,800
MSCI, Inc., 5.75%, 8/15/2025 (n)	2,205,000	2,298,051
MSCI, Inc., 4.75%, 8/01/2026 (n)	6,165,000	6,411,600
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,140,000	2,281,304

		$31,828,262
Cable TV - 9.2%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$1,295,000	$1,356,513
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	5,290,000	5,402,412
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,368,063
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	7,990,000	8,417,145
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	3,755,000	3,923,975
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	2,635,000	2,753,575
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	9,240,000	9,678,900
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	2,030,000	2,235,538
DISH DBS Corp., 5.875%, 11/15/2024	1,685,000	1,567,084
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)	1,670,000	1,498,324
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	3,795,000	3,496,144
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	5,525,000	5,686,882
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	1,775,000	1,857,094

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$1,745,000	$1,771,175
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		1,600,000	1,662,000
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		3,600,000	3,643,200
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		3,970,000	4,133,762
Videotron Ltd., 5.375%, 6/15/2024 (n)		930,000	995,100
Videotron Ltd., 5.125%, 4/15/2027 (n)		6,680,000	6,997,300
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		830,000	862,951
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		3,560,000	3,640,100
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		4,240,000	4,340,700

			$77,287,937
Chemicals - 1.8%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$6,160,000	$6,344,800
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		2,628,000	2,677,275
SPCM S.A., 4.875%, 9/15/2025 (n)		3,240,000	3,279,528
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026 (n)	EUR	2,205,000	2,431,782
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026		375,000	413,568

			$15,146,953
Computer Software - 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$2,965,000	$3,016,245
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		1,670,000	1,846,424
VeriSign, Inc., 5.25%, 4/01/2025		3,340,000	3,607,200
VeriSign, Inc., 4.75%, 7/15/2027		2,385,000	2,508,853

			$10,978,722
Computer Software - Systems - 2.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$5,155,000	$5,432,081
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		2,400,000	2,496,000
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		5,035,000	5,148,741
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		4,205,000	4,373,200

			$17,450,022
Conglomerates - 3.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$2,265,000	$2,361,263
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		4,330,000	4,481,550
EnerSys, 5%, 4/30/2023 (n)		3,565,000	3,636,300
Entegris, Inc., 4.625%, 2/10/2026 (n)		3,270,000	3,316,270
Gates Global LLC, 6%, 7/15/2022 (n)		1,927,000	1,931,721
MTS Systems Corp., 5.75%, 8/15/2027 (z)		2,355,000	2,419,763
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		3,070,000	3,254,200

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
TriMas Corp., 4.875%, 10/15/2025 (n)	$5,310,000	$5,376,375

		$26,777,442
Construction - 1.2%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	$3,035,000	$3,179,162
Toll Brothers Finance Corp., 4.875%, 11/15/2025	2,045,000	2,152,363
Toll Brothers Finance Corp., 4.35%, 2/15/2028	4,735,000	4,779,982

		$10,111,507
Consumer Products - 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)	$1,990,000	$1,915,375
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	3,325,000	3,466,312
Mattel, Inc., 6.75%, 12/31/2025 (n)	600,000	630,762

		$6,012,449
Consumer Services - 1.9%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$1,825,000	$1,904,844
Cimpress N.V., 7%, 6/15/2026 (n)	2,920,000	2,927,300
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	2,200,000	2,343,000
Matthews International Corp., 5.25%, 12/01/2025 (n)	1,795,000	1,759,100
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	1,350,000	1,444,500
Realogy Group LLC, 9.375%, 4/01/2027 (n)	2,395,000	2,071,675
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	3,805,000	3,937,071

		$16,387,490
Containers - 4.0%
ARD Finance S.A., 7.125%, 9/15/2023	$2,495,000	$2,569,850
ARD Securities Finance, 8.75%, (8.75% cash or 8.75%
PIK) 1/31/2023 (n)(p)	1,376,249	1,420,308
Berry Global Group, Inc., 5.5%, 5/15/2022	1,405,000	1,420,806
Berry Global Group, Inc., 6%, 10/15/2022	2,355,000	2,399,156
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)	2,110,000	1,999,225
Crown American LLC, 4.5%, 1/15/2023	2,872,000	2,965,340
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	4,105,000	4,167,396
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	2,095,000	2,153,660
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	2,605,000	2,311,938
Reynolds Group, 5.75%, 10/15/2020	1,599,028	1,604,832
Reynolds Group, 5.125%, 7/15/2023 (n)	2,080,000	2,116,400
Reynolds Group, 7%, 7/15/2024 (n)	775,000	802,125
Sealed Air Corp., 4.875%, 12/01/2022 (n)	3,635,000	3,838,596
Silgan Holdings, Inc., 4.75%, 3/15/2025	2,825,000	2,867,375
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (z)	1,220,000	1,287,454

		$33,924,461

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.6%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$1,810,000	$1,647,100
CommScope Technologies LLC, 5%, 3/15/2027 (n)	3,815,000	3,217,724

		$4,864,824
Electronics - 1.6%
Qorvo, Inc., 5.5%, 7/15/2026	$4,335,000	$4,566,055
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	3,975,000	4,283,063
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,450,000	4,683,536

		$13,532,654
Energy - Independent - 2.2%
Callon Petroleum Co., 6.375%, 7/01/2026	$2,580,000	$2,515,500
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	2,780,000	2,738,300
Jagged Peak Energy LLC, 5.875%, 5/01/2026	1,795,000	1,705,250
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance
Corp., 6%, 8/01/2026 (n)	3,050,000	3,072,875
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	1,000,000	1,007,500
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	2,845,000	2,937,462
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)	2,180,000	130,800
SM Energy Co., 6.75%, 9/15/2026	1,945,000	1,750,500
Whiting Petroleum Corp., 6.625%, 1/15/2026	820,000	772,850
WPX Energy, Inc., 5.75%, 6/01/2026	1,850,000	1,900,875

		$18,531,912
Entertainment - 1.6%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$2,245,000	$2,120,801
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)	1,165,000	1,199,950
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	4,525,000	4,790,844
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	5,655,000	5,782,237

		$13,893,832
Financial Institutions - 2.6%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$1,120,000	$1,150,800
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	1,915,000	2,034,879
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,524,000	1,556,461
Barclays PLC, 7.875%, 12/29/2049	1,600,000	1,664,000
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)(z)	4,610,000	4,589,716
OneMain Financial Corp., 6.875%, 3/15/2025	1,095,000	1,224,845
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	5,960,000	6,438,588
Wand Merger Corp., 8.125%, 7/15/2023 (n)	3,335,000	3,464,232

		$22,123,521
Food & Beverages - 3.1%
Aramark Services, Inc., 4.75%, 6/01/2026	$1,825,000	$1,872,906
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	3,425,000	3,510,625

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	$2,635,000	$2,840,530
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	2,313,000	2,376,608
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	6,285,000	6,534,954
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,695,000	1,758,563
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)	980,000	1,011,850
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	2,195,000	2,304,750
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	4,275,000	4,381,875

		$26,592,661
Gaming & Lodging - 5.1%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$2,945,000	$3,018,625
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,755,000	1,892,048
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,320,000	2,491,912
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,380,000	1,501,606
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	4,140,000	4,300,880
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,245,000	4,351,125
Marriott Vacations Worldwide Corp./ILG, Inc., 5.625%, 4/15/2023	2,695,000	2,711,844
MGM Growth Properties LLC, 4.5%, 9/01/2026	4,625,000	4,747,562
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	3,265,000	3,268,265
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,030,000	2,075,675
Scientific Games Corp., 8.25%, 3/15/2026 (n)	1,620,000	1,733,854
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	6,020,000	6,268,325
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	3,990,000	4,184,512
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (z)	715,000	732,875

		$43,279,108
Industrial - 0.6%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$4,910,000	$5,057,300

Insurance - Health - 0.6%
Centene Corp., 6.125%, 2/15/2024	$2,190,000	$2,294,025
Centene Corp., 5.375%, 6/01/2026 (n)	2,995,000	3,163,469

		$5,457,494
Insurance - Property & Casualty - 0.8%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$3,290,000	$3,273,550
Hub International Ltd., 7%, 5/01/2026 (n)	3,495,000	3,553,961

		$6,827,511
Machinery & Tools - 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$2,225,000	$2,294,531

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - 0.6%
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	$1,127,000	$1,205,890
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	3,790,000	4,032,143

		$5,238,033
Medical & Health Technology & Services - 6.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023	$1,830,000	$1,844,384
Avantor, Inc., 9%, 10/01/2025 (n)	3,585,000	3,972,646
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	1,200,000	1,185,240
DaVita, Inc., 5%, 5/01/2025	2,400,000	2,352,048
Encompass Health Corp., 5.75%, 9/15/2025	1,000,000	1,040,000
HCA, Inc., 7.5%, 2/15/2022	2,050,000	2,269,760
HCA, Inc., 5.375%, 2/01/2025	7,785,000	8,419,166
HCA, Inc., 5.875%, 2/15/2026	4,670,000	5,195,375
HCA, Inc., 5.625%, 9/01/2028	820,000	904,214
HealthSouth Corp., 5.125%, 3/15/2023	3,275,000	3,320,850
HealthSouth Corp., 5.75%, 11/01/2024	1,001,000	1,012,281
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	1,675,000	1,610,094
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	4,305,000	4,487,446
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	2,095,000	2,032,066
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	1,210,000	1,119,250
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	3,078,000	3,216,510
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	3,250,000	3,449,063
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	680,000	554,200
Tenet Healthcare Corp., 6.75%, 6/15/2023	2,305,000	2,365,506
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	2,490,000	2,284,575

		$52,634,674
Medical Equipment - 1.0%
Teleflex, Inc., 5.25%, 6/15/2024	$2,895,000	$2,967,375
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,736,800
Teleflex, Inc., 4.625%, 11/15/2027	3,780,000	3,925,152

		$8,629,327
Metals & Mining - 4.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,605,000	$1,661,175
Big River Steel LLC, 7.25%, 9/01/2025 (n)	2,270,000	2,417,550
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	2,340,000	2,316,600
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	1,720,000	1,659,800
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	5,647,000	5,943,467
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	1,165,000	1,115,488
Harsco Corp., 5.75%, 7/31/2027 (n)	2,290,000	2,358,700

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	$3,455,000	$2,349,400
Novelis Corp., 5.875%, 9/30/2026 (n)	3,820,000	3,958,475
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	597,000	558,195
Steel Dynamics, Inc., 4.125%, 9/15/2025	3,235,000	3,248,296
Steel Dynamics, Inc., 5%, 12/15/2026	2,385,000	2,492,325
SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., 7.5%, 6/15/2025 (n)	1,915,000	1,898,148
TMS International Corp., 7.25%, 8/15/2025 (n)	2,755,000	2,644,800

		$34,622,419
Midstream - 4.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$510,000	$512,550
Cheniere Energy Partners LP, 5.25%, 10/01/2025	6,105,000	6,326,428
Cheniere Energy, Inc., 5.875%, 3/31/2025	7,340,000	8,074,734
DCP Midstream Operating LP, 4.95%, 4/01/2022	1,408,000	1,462,560
DCP Midstream Operating LP, 3.875%, 3/15/2023	2,625,000	2,661,094
Energy Transfer Operating Co., 5.875%, 1/15/2024	3,965,000	4,403,626
EnLink Midstream Partners LP, 4.4%, 4/01/2024	5,035,000	5,118,329
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026 (z)	715,000	754,325
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	3,025,000	3,059,031
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,020,000	2,080,600
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	2,565,000	2,667,600

		$37,120,877
Network & Telecom - 0.2%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$1,780,000	$1,806,700

Oil Services - 0.7%
Apergy Corp., 6.375%, 5/01/2026	$2,850,000	$2,907,000
Diamond Offshore Drill Co., 5.7%, 10/15/2039	3,235,000	2,199,735
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	725,000	708,688

		$5,815,423
Oils - 0.8%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$3,540,000	$3,655,050
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	550,000	570,790
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	2,380,000	2,493,050

		$6,718,890

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 1.3%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$2,250,000	$2,266,875
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)	360,000	363,150
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	1,755,000	1,114,425
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	1,139,000	1,145,412
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	5,625,000	5,786,719

		$10,676,581
Printing & Publishing - 0.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$2,719,000	$2,714,786

Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$2,265,000	$2,355,600
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	1,535,000	1,588,725

		$3,944,325
Real Estate - Other - 0.9%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$4,200,000	$4,317,810
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	2,720,000	2,883,200

		$7,201,010
Restaurants - 1.1%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$2,770,000	$2,851,383
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	5,915,000	6,140,953

		$8,992,336
Retailers - 1.2%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$1,865,000	$1,889,245
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	2,170,000	2,178,138
L Brands, Inc., 5.25%, 2/01/2028	3,930,000	3,640,162
Party City Holdings, Inc., 6.625%, 8/01/2026 (n)	1,170,000	1,126,125
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,180,000	1,171,150

		$10,004,820
Specialty Chemicals - 0.9%
Koppers, Inc., 6%, 2/15/2025 (n)	$2,624,000	$2,479,680
Univar USA, Inc., 6.75%, 7/15/2023 (n)	4,890,000	4,963,350

		$7,443,030
Specialty Stores - 0.6%
Penske Automotive Group Co., 5.375%, 12/01/2024	$2,220,000	$2,281,050
Penske Automotive Group Co., 5.5%, 5/15/2026	1,755,000	1,816,425

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Stores - continued
PetSmart, Inc., 5.875%, 6/01/2025 (n)	$621,000	$613,921

		$4,711,396
Supermarkets - 0.1%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$1,175,000	$1,198,500

Telecommunications - Wireless - 5.4%
Altice France S.A., 6.25%, 5/15/2024 (n)	$767,000	$791,928
Altice France S.A., 8.125%, 2/01/2027 (n)	3,150,000	3,429,563
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	371,000	378,884
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	3,035,000	2,974,421
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	1,125,000	1,057,500
SBA Communications Corp., 4%, 10/01/2022	3,990,000	4,044,862
SBA Communications Corp., 4.875%, 9/01/2024	4,280,000	4,402,494
SFR Group S.A., 7.375%, 5/01/2026 (n)	2,925,000	3,116,953
Sprint Corp., 7.875%, 9/15/2023	4,180,000	4,660,700
Sprint Corp., 7.125%, 6/15/2024	6,560,000	7,183,200
Sprint Nextel Corp., 6%, 11/15/2022	2,230,000	2,369,375
T-Mobile USA, Inc., 6.5%, 1/15/2024	1,765,000	1,828,981
T-Mobile USA, Inc., 5.125%, 4/15/2025	2,180,000	2,256,300
T-Mobile USA, Inc., 6.5%, 1/15/2026	2,020,000	2,150,694
T-Mobile USA, Inc., 5.375%, 4/15/2027	4,475,000	4,754,687

		$45,400,542
Telephone Services - 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,925,878
Level 3 Financing, Inc., 5.375%, 5/01/2025	1,305,000	1,347,412

		$3,273,290
Utilities - Electric Power - 2.5%
Calpine Corp., 5.75%, 1/15/2025	$935,000	$930,045
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	6,070,000	6,295,804
Covanta Holding Corp., 5.875%, 3/01/2024	2,305,000	2,368,387
Covanta Holding Corp., 6%, 1/01/2027	840,000	867,300
Drax Finco PLC, 6.625%, 11/01/2025 (n)	2,260,000	2,350,400
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	4,560,000	4,605,600
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,355,000	1,361,382
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	2,107,000	2,135,971

		$20,914,889
Total Bonds (Identified Cost, $771,497,317)		$789,235,322

14

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (r) - 0.5%

Issuer	Shares/Par	Value ($)
Broadcasting - 0.1%
Warner Music Group, Term Loan F, 4.359%, 11/01/2023	$662,000	$659,145

Conglomerates - 0.1%
Gates Global LLC, Term Loan B2, 4.984%, 3/31/2024	$782,030	$777,387

Entertainment - 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 4%, 10/31/2023	$1,012,234	$1,010,652

Food & Beverages - 0.1%
U.S. Foods Holding Corp., Term Loan B, 4.234%, 6/27/2023	$656,921	$655,689

Medical & Health Technology & Services - 0.0%
DaVita Healthcare Partners, Inc., Term Loan B, 5.129%, 6/24/2021	$55,290	$55,221

Oil Services - 0.1%
Apergy Corp., Term Loan B, 4.75%, 5/09/2025	$1,290,097	$1,294,935
Total Floating Rate Loans (Identified Cost, $4,374,046)		$4,453,029

Common Stocks - 0.3%
Construction - 0.1%
ICA Tenedora S.A. de C.V. (a)	258,532	$452,753

Oil Services - 0.2%
LTRI Holdings LP (a)(u)	3,300	$1,669,107
Total Common Stocks (Identified Cost, $1,648,093)		$2,121,860

Convertible Bonds - 0.1%
Cable TV - 0.1%
DISH Network Corp., 3.375%, 8/15/2026 (Identified Cost, $1,070,369)	$1,180,000	$1,081,279

	Strike Price	First Exercise

Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	2,021	$1,010
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	2,021	253
Total Warrants (Identified Cost, $0)				$1,263

15

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 4.6%

Issuer	Shares/Par	Value ($)
Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 2.31% (v) (Identified Cost, $38,805,368)	38,808,276	$38,808,276

Other Assets, Less Liabilities - 1.0%		8,653,017
Net Assets - 100.0%		$844,354,046

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $38,808,276 and $796,892,753, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $490,425,799, representing 58.1% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026	7/18/19	$1,750,000	$1,778,438
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027	7/18/19	1,140,000	1,164,938
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024	7/26/19	4,610,000	4,589,716
MTS Systems Corp., 5.75%, 8/15/2027	7/11/19-7/12/19	2,369,405	2,419,763
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026	7/12/19-7/15/19	752,672	754,325

16

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Trivium Packaging Finance B.V., 8.5%, 8/15/2027	7/19/19-7/22/19	$1,257,188	$1,287,454
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027	7/12/19	725,973	732,875
Total Restricted Securities			$12,727,509
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	7,599,415	EUR	6,727,641	Citibank N.A.	10/11/2019	$108,546

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	13	$1,942,785	September - 2019	$(16,291)
U.S. Treasury Note 5 yr	Short	USD	175	20,572,070	September - 2019	(125,258)

						$(141,549)

At July 31, 2019, the fund had cash collateral of $132,129 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $778,589,825)	$796,892,753
Investments in affiliated issuers, at value (identified cost, $38,805,368)	38,808,276
Cash	121,351
Deposits with brokers for
Futures contracts	132,129
Receivables for
Forward foreign currency exchange contracts	108,546
Net daily variation margin on open futures contracts	8,452
Investments sold	6,720,635
Fund shares sold	122,698
Interest and dividends	11,861,720
Other assets	1,113
Total assets	$854,777,673

Liabilities
Payables for
Investments purchased	$10,256,478
Fund shares reacquired	115,764
Payable to affiliates
Administrator	96
Shareholder servicing costs	17
Accrued expenses and other liabilities	51,272
Total liabilities	$10,423,627
Net assets	$844,354,046

Net assets consist of
Paid-in capital	$903,033,480
Total distributable earnings (loss)	(58,679,434)
Net assets	$844,354,046
Shares of beneficial interest outstanding	91,661,938
Net asset value per share (net assets of $844,354,046 / 91,661,938 shares of beneficial interest outstanding)	$9.21

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$22,687,702
Dividends from affiliated issuers	392,717
Other	205,405
Total investment income	$23,285,824
Expenses
Shareholder servicing costs	$22
Administrative services fee	8,679
Custodian fee	27,989
Shareholder communications	2,870
Audit and tax fees	21,631
Legal fees	4,095
Pricing service fees	11,429
Regulatory filing fees	4,860
Miscellaneous	12,685
Total expenses	$94,260
Fees paid indirectly	(1,199)
Net expenses	$93,061
Net investment income (loss)	$23,192,763

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(6,417,485)
Affiliated issuers	(20)
Futures contracts	(1,018,314)
Forward foreign currency exchange contracts	229,291
Foreign currency	(12)
Net realized gain (loss)	$(7,206,540)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$31,341,578
Affiliated issuers	2,908
Futures contracts	251,156
Forward foreign currency exchange contracts	77,958
Translation of assets and liabilities in foreign currencies	(2,043)
Net unrealized gain (loss)	$31,671,557
Net realized and unrealized gain (loss)	$24,465,017
Change in net assets from operations	$47,657,780

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/19 (unaudited)	Year ended 1/31/19

From operations
Net investment income (loss)	$23,192,763	$54,068,734
Net realized gain (loss)	(7,206,540)	(14,745,194)
Net unrealized gain (loss)	31,671,557	(27,780,768)
Change in net assets from operations	$47,657,780	$11,542,772
Total distributions to shareholders	$(23,325,181)	$(55,299,759)
Change in net assets from fund share transactions	$31,584,469	$(365,738,413)
Total change in net assets	$55,917,068	$(409,495,400)

Net assets
At beginning of period	788,436,978	1,197,932,378
At end of period	$844,354,046	$788,436,978

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/19		Year ended
			1/31/19	1/31/18	1/31/17	1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$8.94		$9.31	$9.28	$8.41	$9.47	$9.85

Income (loss) from investment operations
Net investment income (loss) (d)	$0.26		$0.52	$0.53	$0.56	$0.57	$0.61
Net realized and unrealized gain (loss)	0.27		(0.36)	0.05	0.90	(1.03)	(0.29)
Total from investment operations	$0.53		$0.16	$0.58	$1.46	$(0.46)	$0.32

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.53)	$(0.55)	$(0.59)	$(0.59)	$(0.63)
From net realized gain	—		—	—	—	(0.01)	(0.07)
Total distributions declared to shareholders	$(0.26)		$(0.53)	$(0.55)	$(0.59)	$(0.60)	$(0.70)
Net asset value, end of period (x)	$9.21		$8.94	$9.31	$9.28	$8.41	$9.47
Total return (%) (r)(s)(x)	5.99	(n)	1.86	6.33	17.77	(5.23)	3.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.02	(a)	0.02	0.02	0.02	0.02	0.03
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A	N/A	0.03
Net investment income (loss)	5.73	(a)	5.77	5.63	6.28	6.19	6.18
Portfolio turnover	30	(n)	38	46	44	33	43
Net assets at end of period (000 omitted)	$844,354		$788,437	$1,197,932	$1,421,797	$1,350,666	$1,337,532

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that increased the beginning of period cost of investments and decreased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

22

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by

23

Notes to Financial Statements (unaudited) – continued

events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$1,263	$1,669,107	$1,670,370
Mexico	—	452,753	—	452,753
U.S. Corporate Bonds	—	662,759,951	—	662,759,951
Foreign Bonds	—	127,556,650	—	127,556,650
Floating Rate Loans	—	4,453,029	—	4,453,029
Mutual Funds	38,808,276	—	—	38,808,276
Total	$38,808,276	$795,223,646	$1,669,107	$835,701,029

Other Financial Instruments
Futures Contracts – Liabilities	$(141,549)	$—	$—	$(141,549)
Forward Foreign Currency Exchange Contracts – Assets	—	108,546	—	108,546
For further information regarding security characteristics, see the Portfolio of Investments.

24

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/19	$2,935,086
Change in unrealized appreciation or depreciation	(1,265,979)
Balance as of 7/31/19	$1,669,107

The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2019 is $(1,265,979). At July 31, 2019, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

25

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(141,549)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	108,546	—
Total		$108,546	$(141,549)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,018,314)	$—
Foreign Exchange	—	229,291
Total	$(1,018,314)	$229,291

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$251,156	$—
Foreign Exchange	—	77,958
Total	$251,156	$77,958

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a

26

Notes to Financial Statements (unaudited) – continued

reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

27

Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained

28

Notes to Financial Statements (unaudited) – continued

subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and wash sale loss deferrals.

29

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/19
Ordinary income (including any short-term capital gains)	$55,299,759

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/19

Cost of investments	$818,862,754
Gross appreciation	23,560,729

Gross depreciation	(6,722,454)
Net unrealized appreciation (depreciation)	$16,838,275

As of 1/31/19

Undistributed ordinary income	2,396,257
Capital loss carryforwards	(65,801,806)
Other temporary differences	(3,871,602)
Net unrealized appreciation (depreciation)	(15,734,882)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(12,598,314)
Long-Term	(53,203,492)
Total	$(65,801,806)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2019, these costs amounted to $22.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

30

Notes to Financial Statements (unaudited) – continued

services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2019 was equivalent to an annual effective rate of 0.0021% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended July 31, 2019, the fee paid by the fund under this agreement was $791 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $246,068,169 and $229,163,200, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/19		Year ended 1/31/19

	Shares	Amount	Shares	Amount
Shares sold	4,373,896	$39,727,291	1,404,859	$12,591,447
Shares issued to shareholders in reinvestment of distributions	2,559,084	23,325,181	6,146,645	55,299,759
Shares reacquired	(3,462,922)	(31,468,003)	(47,999,465)	(433,629,619)
Net change	3,470,058	$31,584,469	(40,447,961)	$(365,738,413)

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising

31

Notes to Financial Statements (unaudited) – continued

management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 74%, 25%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2019, the fund’s commitment fee and interest expense were $2,292 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,838,451	$104,060,645	$95,093,708	$(20)	$2,908	$38,808,276

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$392,717	$—

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’

33

Board Review of Investment Advisory Agreement – continued

and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense

34

Board Review of Investment Advisory Agreement – continued

group based on information provided by Broadridge, noting that the Fund’s total expense ratio was expected to be relatively low because, as noted, the Fund does not bear advisory expenses. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

36

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

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1. Go to mfs.com.

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3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

July 31, 2019

MFS® Municipal High Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MMH-SEM

MFS® Municipal High Income Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S., frustrated by the slow pace of progress in trade talks, further ratcheted up tariffs on Chinese goods in early August, adding to already elevated trade tensions.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit also remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates for the first time in more than a decade in July. Similarly, the European Central Bank is expected to loosen policy further this fall. The more accommodative monetary environment has helped fuel a rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue-Hospitals	15.7%
Healthcare Revenue-Long Term Care	12.2%
Universities-Secondary Schools	7.3%
Universities-Colleges	5.1%
General Obligations-General Purpose	5.0%
Miscellaneous Revenue-Other	4.7%
Tobacco	4.0%
Transportation-Special Tax	3.9%
Tax Assessment	3.8%
Tax – Sales	3.7%

Composition including fixed income credit quality (a)(i)
AAA	2.4%
AA	9.8%
A	16.8%
BBB	23.5%
BB	12.5%
B	5.4%
CCC	0.3%
CC	1.3%
C	2.7%
D	2.4%
Not Rated	24.1%
Cash & Cash Equivalents	0.3%
Other	(1.5)%

Portfolio facts (i)
Average Duration (d)	7.3
Average Effective Maturity (m)	19.4 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of July 31, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2019 through July 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2019 through July 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/19	Ending Account Value 7/31/19	Expenses Paid During Period (p) 2/01/19-7/31/19
A	Actual	0.67%	$1,000.00	$1,064.62	$3.43
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
B	Actual	1.42%	$1,000.00	$1,060.66	$7.26
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
C	Actual	1.67%	$1,000.00	$1,059.33	$8.53
	Hypothetical (h)	1.67%	$1,000.00	$1,016.51	$8.35
I	Actual	0.67%	$1,000.00	$1,063.33	$3.43
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
R6	Actual	0.58%	$1,000.00	$1,065.09	$2.97
	Hypothetical (h)	0.58%	$1,000.00	$1,021.92	$2.91

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.04% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

7/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 99.6%

Issuer	Shares/Par	Value ($)
Alabama - 1.7%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$1,630,000	$1,856,163
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,908,010
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	3,945,000	4,393,704
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,886,754
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	1,237,035
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	1,136,756
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	645,006
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	740,930
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	744,131
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,323,322
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,380,000	1,478,435
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	2,020,000	2,285,529
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,793,647
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	6,750,000	6,826,950
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,767,648
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	12,640,000	13,697,462
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	32,185,000	35,705,717
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	5,790,000	6,996,520
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	3,535,000	4,245,181

		$91,668,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alaska - 0.0%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$959,779
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,385,811

		$2,345,590
Arizona - 2.5%
Arizona Industrial Development Authority (Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028	$1,580,000	$1,750,687
Arizona Industrial Development Authority (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038	1,810,000	2,042,694
Arizona Industrial Development Authority (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048	3,100,000	3,450,238
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	340,000	393,499
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	910,000	1,038,902
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,140,000	1,296,773
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038	1,065,000	1,153,086
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048	2,050,000	2,207,317
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053	3,190,000	3,443,031
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	450,000	489,159
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	740,000	791,822
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	1,970,000	2,101,064
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	770,000	837,005
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	770,000	823,923
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	735,000	783,900
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029	485,000	499,759
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039	340,000	369,002

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049	$600,000	$641,850
Arizona Industrial Development Authority, Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	3,105,000	3,494,646
Arizona Industrial Development Authority, Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	7,800,000	8,653,320
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	3,150,000	3,415,198
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	300,000	309,798
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	270,720
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	320,379
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	610,000	642,550
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	2,705,000	2,726,965
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	918,008
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	490,258
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 4%, 1/01/2044	13,650,000	14,972,821
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/2035	4,700,000	4,810,732
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,070,000	2,219,661
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	750,610
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,065,000	3,234,801
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,770,000	1,867,102
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	2,205,000	2,299,352

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	$6,355,000	$6,925,488
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	898,065
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	719,816
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,264,415
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,342,087
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,260,476
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	1,430,000	1,531,030
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	3,255,000	3,717,601
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	1,570,000	1,654,435
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	3,935,000	4,175,389
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,614,993
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	4,380,000	4,440,707
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	179,457
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2031	375,000	444,491
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2033	150,000	176,139
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	578,935
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2042	555,000	635,642
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	3,740,000	3,833,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	$3,495,000	$3,587,757
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	3,960,000	4,059,673
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/2040	4,755,000	4,930,079
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,774,989
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	1,100,000	1,162,997
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	3,505,000	3,710,638
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,348,631

		$140,478,062
Arkansas - 0.3%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$365,000	$413,330
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	615,152
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	800,000	833,224
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,684,152
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	172,062
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	2,406,618
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	5,750,000	6,164,172
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039	4,510,000	5,011,737

		$17,300,447
California - 6.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$4,299,880
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	3,676,170

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	$2,060,000	$1,569,658
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,542,465
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,991,605
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	13,795,000	20,206,778
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,703,090
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	4,000,000	6,081,880
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	1,100,000	1,204,148
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2046	2,425,000	2,625,281
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046	4,500,000	5,072,715
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,595,811
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	955,000	1,119,690
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	525,407
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,563,006
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,419,798
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	234,933
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,663,600
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	900,000	939,510
California Municipal Finance Authority Rev. (William Jessup), 5%, 8/01/2039	2,955,000	3,284,039
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028	1,200,000	1,259,628
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049	1,600,000	1,774,608
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Calplant I Project), 7.5%, 12/01/2039	12,890,000	12,307,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	$11,405,000	$12,398,033
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.9%, 8/01/2023 (Put Date 11/01/2019)	11,680,000	11,680,000
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	3,500,000	3,647,245
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	4,080,000	4,355,522
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	247,250
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	494,190
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	487,152
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	3,380,000	3,406,803
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2036	865,000	968,705
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2041	675,000	748,643
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046	1,325,000	1,412,410
California School Finance Authority, Charter School Rev. (Inspire Charter Schools), “B”, 3%, 7/15/2020	2,745,000	2,749,063
California School Finance Authority, Charter School Rev. (Inspire Charter Schools), “C”, 4%, 7/15/2020	6,525,000	6,523,108
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	730,000	802,416
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	760,000	844,140
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	498,667
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,150,000	1,275,177
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048	750,000	865,703

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	$405,000	$429,255
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	639,124
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	601,304
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,460,791
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/2024	250,000	266,455
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	474,221
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	760,000	835,058
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049	945,000	1,041,588
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	2,985,000	3,008,611
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	540,000	576,137
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032	1,370,000	1,613,709
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,856,768
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	2,045,000	2,349,828
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,543,914
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,923,125
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	420,000	452,285
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	881,977
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,480,295
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,821,294

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041	$3,000,000	$3,347,070
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	8,255,000	9,137,129
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	11,360,000	12,608,918
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	11,040,000	12,373,522
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	1,000,000	1,127,870
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,692,464
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/2029	1,400,000	1,420,664
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/2041	560,000	568,781
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	1,000,000	1,083,660
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,086,080
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,208,170
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029	560,000	642,718
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	725,000	835,077
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	1,730,000	1,963,083
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052	830,000	938,132
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	1,650,000	1,662,276
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,940,000	1,947,818

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	$4,785,000	$3,756,273
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,280,000	3,238,077
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2032	3,010,000	2,207,624
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	2,215,000	2,243,884
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	3,525,000	3,592,645
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 5%, 6/01/2040	2,735,000	3,132,614
Hollister, CA (Community Development Project), BAM, 5%, 10/01/2029	1,480,000	1,725,547
Hollister, CA (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,941,074
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,965,847
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,103,490
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,647,720
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,745,755
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	455,000	483,442
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	3,607,943
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	504,824
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	366,858
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	613,458
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	11,935,400
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	660,000	807,068
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	775,000	940,982
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	970,000	1,173,448

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	$3,395,000	$4,047,587
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	5,970,000	6,108,504
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	645,000	506,880
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	4,046,685
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	6,756,504
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041 (Prerefunded 8/01/2021)	12,965,000	3,102,395
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	2,070,000	1,787,197
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	4,025,000	3,275,907
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,455,000	3,504,838
Oceanside, CA, Unified School District, Capital Appreciation, ETM, ASSD GTY, 0%, 8/01/2024	380,000	355,467
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2049	1,150,000	1,343,384
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2054	1,720,000	2,003,955
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	11,250,900
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	20,000,000	23,383,400
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	4,080,000	4,137,161
Pioneers Memorial Healthcare District, CA, Rev., 5%, 10/01/2040	1,365,000	1,457,875
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	738,035
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	6,000,000	6,688,320
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,720,000	2,047,471
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,381,663
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	254,268

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Upland, CA (San Antonio Community Hospital), COP, 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	$600,000	$645,156
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,665,000	2,944,827

		$356,467,338
Colorado - 2.4%
Arkansas River Power Authority, CO, Power Supply System Rev., “A”, 5%, 10/01/2043	$5,000,000	$5,759,700
Central Platte Valley, CO, General Obligation, 5%, 12/01/2043	1,250,000	1,340,262
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	1,000,977
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	341,505
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	612,702
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	429,752
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	466,295
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,148,560
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	530,435
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	399,042
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	394,149
Colorado Educational & Cultural Facilities Authority Rev.
(Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	885,000	919,665
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	765,000	797,597
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,665,000	1,979,585
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	4,577,392
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	347,076
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	404,985
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	420,754

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	$2,000,000	$2,154,480
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,854,974
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,376,565
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,749,892
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2033	4,295,000	4,647,190
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	825,000	954,880
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	700,000	741,622
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	1,150,000	1,222,036
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2048	5,750,000	6,048,885
Colorado Health Facilities Hospital Authority Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	4,355,000	4,885,483
Colorado Health Facilities Hospital Authority Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	9,250,000	10,215,977
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/2034	6,530,000	7,418,668
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	2,890,000	3,149,638
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	2,740,000	2,955,830
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	8,660,000	9,689,934
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	8,772,038
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5%, 12/01/2035	730,000	766,106
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5.125%, 12/01/2048	1,500,000	1,566,240
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	5,355,000	5,839,735
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,241,906
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	781,981

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	$1,800,000	$2,074,860
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	3,065,534
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,992,072
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	874,007
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	12,305,000	8,179,010
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2035	2,000,000	2,434,040
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	8,794,314
Tallyn’s Reach, CO, Metropolitan District No. 3, 5%, 12/01/2033	403,000	427,909
Tallyn’s Reach, CO, Metropolitan District No. 3, 5.125%, 11/01/2038	824,000	874,272

		$133,620,511
Connecticut - 0.6%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	$8,535,000	$9,302,553
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	1,060,000	1,095,828
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,830,000	3,410,320
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	12,430,000	12,943,856
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	1,505,000	1,520,471
University of Connecticut, General Obligation, “A”, 5%, 4/15/2027	1,150,000	1,415,006
University of Connecticut, General Obligation, “A”, 5%, 1/15/2034	2,940,000	3,510,037

		$33,198,071
Delaware - 0.5%
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	$920,000	$997,317
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,743,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - continued
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	$1,105,000	$1,166,593
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,103,985
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	1,210,000	1,281,342
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2042	1,420,000	1,493,826
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	285,000	325,251
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	620,000	693,885
Delaware Health Facilities Authority Rev., 5%, 6/01/2043	4,230,000	4,906,165
Delaware Health Facilities Authority Rev., 5%, 6/01/2048	2,115,000	2,442,994
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2050	4,250,000	4,900,802
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	1,118,234
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,257,862
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2040	750,000	827,333
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2053	895,000	973,044

		$25,232,475
District of Columbia - 0.5%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	$420,000	$497,914
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,095,000	1,298,133
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	905,000	907,281
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	1,175,000	1,182,391
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	775,000	780,766
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039	2,090,000	2,246,624
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	1,330,000	1,410,319

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	$1,680,000	$1,768,805
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,745,000	1,813,125
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,776,457
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	9,005,573
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	916,028

		$27,603,416
Florida - 6.0%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$1,180,000	$1,070,166
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	2,955,000	2,592,776
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	1,670,000	1,469,483
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	1,250,000	1,421,975
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,266,180
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,129,890
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.125%, 5/01/2023	615,000	621,359
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	700,000	719,033
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	905,000	954,268
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	270,000	293,790
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	205,000	226,379
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2036	20,000	21,569
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	758,255

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	$320,000	$350,544
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,487,018
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	4,720,000	4,756,722
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	3,590,000	3,905,776
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	310,000	313,171
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	412,496
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,745,000	2,844,616
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	915,000	915,311
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,910,000	6,386,405
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025 (a)	300,000	284,919
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)	300,000	284,736
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)	1,055,000	1,001,406
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)	10,590,000	10,050,334
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)	805,000	763,784
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	630,000
Cypress Bluff Community Development District, 3.75%, 5/01/2024	1,045,000	1,060,905
Cypress Bluff Community Development District, 4.125%, 5/01/2029	1,275,000	1,326,000
Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,650,000	3,834,507
Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,630,000	2,761,710
Daytona Beach, FL, Halifax Hospital Medical Center Improvement and Refunding Rev., 5%, 6/01/2036	825,000	933,479

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	$395,000	$406,459
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	659,905
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	784,945
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,850,558
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	5,415,000	5,972,853
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/2029	1,000,000	1,041,620
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	3,050,000	3,182,156
Florida Capital Trust Agency, Education Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028	1,180,000	1,251,650
Florida Capital Trust Agency, Education Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038	1,005,000	1,114,404
Florida Capital Trust Agency, Education Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048	1,700,000	1,853,119
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037	510,000	543,497
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047	1,180,000	1,237,348
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052	1,295,000	1,348,833
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039	3,090,000	3,209,830
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049	11,995,000	12,374,042
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,716,362
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036	1,155,000	1,311,168
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046	1,980,000	2,237,083
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034	525,000	606,811

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039	$610,000	$692,954
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049	3,340,000	3,735,389
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,575,000	2,652,404
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,016,398
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	7,490,000	7,686,762
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	14,360,000	15,411,008
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,174,314
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,362,750
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	1,510,000	1,587,101
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	4,445,000	4,643,247
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	2,220,000	2,392,538
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	2,070,000	2,235,600
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	3,195,000	3,477,662
Florida Housing Finance Corp, Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	4,890,000	5,320,809
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,671,300
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	2,345,000	2,530,560
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	3,325,000	4,018,030
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	620,000	638,631
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,350,000	1,407,929
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,450,000	2,533,520
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,825,000	3,046,254

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	$1,600,000	$1,770,912
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,435,000	1,435,947
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	4,520,000	4,617,361
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,766,349
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/2032	1,560,000	1,603,774
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	3,540,000	3,868,441
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	1,000,000	1,117,770
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/2046 (Prerefunded 8/01/2021)	7,250,000	7,937,735
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,115,120
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,337,071
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	3,255,000	3,537,534
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	345,000	373,977
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	3,130,653
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,228,780
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	338,097
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	9,427,271
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,205,000	1,273,540
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	776,504
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,107,043
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	325,000	337,691
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	940,000	973,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	$1,575,000	$1,244,250
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	7,340,000	8,256,693
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	405,000	489,033
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	3,795,000	3,795,721
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031	1,000,000	1,153,910
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,288,987
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	447,500
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	500,000
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	195,000	196,240
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	513,930
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,410,621
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,597,855
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,502,000
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	906,070
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	1,038,960
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	990,000	1,047,707
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,270,000	1,343,660
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	450,000	473,418
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,400,504
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	390,000	409,882
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	5,648,254

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pinellas County, FL, Industrial Development Authority Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), 5%, 7/01/2039	$1,360,000	$1,547,014
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	1,114,472
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	2,044,612
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/2041	3,900,000	4,197,453
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,155,000	1,158,627
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	1,715,000	1,720,574
St. John’s & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.5%, 5/01/2024	500,000	500,880
St. John’s & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029	700,000	702,996
St. John’s & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037	1,000,000	1,004,750
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	1,475,000	1,383,285
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041	2,800,000	2,340,044
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	7,715,000	8,079,379
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,884	319,286
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	175,906
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	162,677
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	347,351

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	$935,000	$1,021,506
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,624,944
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,996,301
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	3,500,000	3,893,855
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,090,913
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,280,000	2,400,065
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,110,000	4,311,842
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,345,031
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/2037	1,560,000	1,562,527
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	440,000	468,750
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	944,930
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,070,490
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,747,833

		$333,805,325
Georgia - 0.9%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$1,060,000	$1,171,173
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	1,060,000	1,164,749
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,895,000	2,930,087
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2044	5,440,000	5,991,290
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2049	8,160,000	8,949,154
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	4,070,000	4,308,746
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	654,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	$1,025,000	$1,144,812
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,215,192
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	7,170,000	7,535,957
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	630,000	657,638
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,875,823
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	2,605,000	3,053,607
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054	3,465,000	4,007,168
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	2,880,000	3,224,218
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	1,960,000	2,160,077
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), “C”, 5.25%, 10/01/2027	920,000	1,012,570

		$52,056,884
Guam - 0.6%
Guam Education Financing Foundation (Guam Public School Facilities Project), “B”, COP, 5%, 10/01/2026	$12,905,000	$13,262,468
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	970,000	1,018,413
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.625%, 12/01/2030	4,245,000	4,358,129
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	10,975,000	11,302,384
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	1,115,000	1,133,844
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	400,923
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,803,983

		$33,280,144

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - 0.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$830,000	$847,762
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,190,000	1,216,180
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	2,015,000	2,101,182
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,158,795
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	1,140,000	1,158,308

		$6,482,227
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$920,736
Idaho Health Facilities Authority Rev. (St. Luke’s Health System Project), “A”, 4%, 3/01/2038	3,880,000	4,133,092
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029	185,000	198,733
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039	1,100,000	1,270,687
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049	515,000	587,012
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054	565,000	639,495

		$7,749,755
Illinois - 10.3%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$12,665,000	$12,683,997
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	2,170,000	2,400,888
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,943,389
Chicago, IL, “A”, 5%, 1/01/2026	1,000,000	1,094,320
Chicago, IL, “A”, 5.25%, 1/01/2028	2,095,000	2,303,117
Chicago, IL, “A”, 5.25%, 1/01/2028	5,245,000	5,869,837
Chicago, IL, “A”, 5.25%, 1/01/2033	5,230,000	5,669,529

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, 5%, 1/01/2034	$5,405,000	$5,792,971
Chicago, IL, “A”, 5%, 1/01/2036	1,920,000	2,049,734
Chicago, IL, “A”, 5.5%, 1/01/2039	2,380,000	2,622,403
Chicago, IL, “A”, 5%, 1/01/2040	7,775,000	7,955,458
Chicago, IL, “A”, 5%, 1/01/2040	4,970,000	5,508,500
Chicago, IL, “A”, 5%, 1/01/2044	15,385,000	16,975,040
Chicago, IL, “A”, 5.5%, 1/01/2049	16,030,000	18,391,860
Chicago, IL, “A”, AGM, 5%, 1/01/2027	280,000	280,798
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	355,000	355,845
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	655,000	656,474
Chicago, IL, “A”, AGM, 5%, 1/01/2037	3,935,000	3,945,821
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	2,610,000	2,110,890
Chicago, IL, “B”, 5.25%, 1/01/2029	3,150,000	3,514,077
Chicago, IL, “C”, 5%, 1/01/2026	1,960,000	2,201,864
Chicago, IL, “C”, NATL, 5%, 1/01/2028	275,000	275,998
Chicago, IL, “C”, NATL, 5%, 1/01/2029	5,205,000	5,223,790
Chicago, IL, “D”, 5.5%, 1/01/2033	1,630,000	1,819,390
Chicago, IL, Board of Education, 5%, 12/01/2042	12,065,000	12,593,447
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,810,000	1,670,159
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,540,000	1,384,106
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	12,640,000	9,621,947
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	4,250,000	3,101,990
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,730,000	1,205,741
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	1,105,000	1,096,624
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	835,000	770,488
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	1,020,000	916,745
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	4,335,000	3,533,762
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	5,515,000	4,198,183
Chicago, IL, Board of Education, “A”, 5.5%, 12/01/2039	3,000,000	3,134,550
Chicago, IL, Board of Education, “E”, FLR, 2.207% (0.79% of LIBOR - 1mo. + 0.45%), 12/13/2019	5,190,000	5,190,000
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	380,000	426,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	$2,015,000	$2,217,971
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,780,000	1,954,280
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	19,865,000	23,322,901
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	3,910,000	4,700,211
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	7,500,000	8,964,825
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	6,425,000	7,651,661
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2034	1,250,000	1,400,488
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2035	1,500,000	1,675,410
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	7,105,000	8,862,066
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AAC, 5.5%, 12/01/2019	450,000	455,445
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	1,230,000	1,488,854
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	800,000	961,680
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	800,000	956,248
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	800,000	952,736
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	715,000	848,426
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	715,000	844,944
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	515,000	606,361

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	$5,735,000	$6,415,515
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	8,650,000	9,616,291
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	11,533,070
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	3,180,000	2,571,889
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	10,525,000	12,321,091
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	740,000	877,300
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,406,902
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	6,550,000	7,553,395
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	757,478
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	375,341
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,522,287
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	5,510,568
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	2,610,000	3,048,584
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	1,055,000	1,118,036
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	540,000	577,762
Cook County, IL, 5%, 11/15/2034	835,000	964,559
Cook County, IL, 5%, 11/15/2035	3,030,000	3,489,621
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	7,945,000	9,008,756
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	855,000	855,539
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	6,000,000	6,415,380
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	766,444
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,953,702
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	1,470,000	1,526,448

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	$2,680,000	$2,750,779
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	760,000	813,124
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	1,690,000	1,794,628
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,000,000	2,323,780
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,000,000	2,313,060
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,745,000	2,875,470
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	3,410,000	3,594,822
Illinois Finance Authority Rev. (Friendship Village of Schaumburg), ETM, 7.25%, 2/15/2045 (Prerefunded 2/15/2020)	3,600,000	3,716,208
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	680,000	715,952
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2030	6,200,000	6,485,820
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	6,505,000	6,718,234
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,411,754
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 3.032% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,073,189
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,830,000	3,839,001
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	3,102,251
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	9,840,000	10,701,394
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	6,432,806
Illinois Finance Authority Rev. (Presence Health), ETM, 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	23,395
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	4,125,000	4,273,335
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,471,531
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029 (Prerefunded 10/01/2019)	6,045,000	6,095,294

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	$640,000	$719,194
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	940,000	1,053,289
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	755,000	846,257
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	1,083,713
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,503,075
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,545,000	2,550,294
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	115,000	134,260
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	415,000	470,705
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	825,000	920,197
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	461,961
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	1,875,000	2,046,544
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	6,163,223
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	580,000	696,771
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	725,000	865,179
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	689,318
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,050,000	1,051,134
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	14,375,000	15,628,500
Illinois Sports Facilities Authority, AAC, 5.5%, 6/15/2030	1,600,000	1,620,528
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,531,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	$2,569,000	$2,573,778
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “B-1”, Capital Appreciation, AGM, 0%, 6/15/2046	15,000,000	5,634,450
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	10,601,568
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 6/15/2026	3,390,000	2,892,619
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,569,669
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,631,025
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,158,792
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,120,000	1,145,659
State of Illinois, 5%, 6/01/2020	5,595,000	5,736,665
State of Illinois, 5%, 11/01/2027	20,135,000	22,870,340
State of Illinois, 5%, 1/01/2028	550,000	577,946
State of Illinois, 5%, 5/01/2028	4,130,000	4,510,993
State of Illinois, 5.25%, 7/01/2028	3,260,000	3,546,065
State of Illinois, 5%, 11/01/2028	2,595,000	2,932,765
State of Illinois, 5%, 2/01/2029	2,820,000	3,194,299
State of Illinois, 4.125%, 11/01/2031	2,195,000	2,269,037
State of Illinois, 4.5%, 11/01/2039	2,420,000	2,517,163
State of Illinois, AGM, 5%, 2/01/2027	2,040,000	2,289,880
State of Illinois, NATL, 6%, 11/01/2026	5,955,000	7,006,534
State of Illinois, “A”, 5%, 12/01/2020	3,995,000	4,146,650
State of Illinois, “B”, 5%, 12/01/2020	2,205,000	2,288,702
State of Illinois, “D”, 5%, 11/01/2028	7,380,000	8,336,743
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/2040	1,080,000	1,108,436
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/2045	1,250,000	1,284,200
Upper Illinois River Valley Development Authority Multifamily Housing Rev. (Prairie View and Timber Oaks Apartments), 5%, 12/01/2043	5,470,000	5,699,467
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	9,529,461

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	$8,460,000	$9,480,699

		$569,635,259
Indiana - 1.2%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042 (d)	$2,500,000	$1,750,000
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	1,580,000	1,625,946
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	10,605,000	11,980,787
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	1,790,000	1,855,532
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,266,735
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	510,568
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,253,394
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,302,698
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,834,763
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	3,260,000	3,544,761
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2048	3,205,000	3,481,335
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,465,564
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	600,000	717,816
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	440,000	524,414
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	550,000	649,748
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,640,000	1,909,616
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	4,694,162
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	1,445,000	1,455,968
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	5,088,603

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$10,875,000	$12,729,296

		$64,641,706
Iowa - 0.3%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$800,000	$905,768
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,667,501
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	802,409
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	1,060,000	1,160,032
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	938,499
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,709,616
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	1,165,000	1,259,947
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	285,000	287,260
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	55,000	56,480
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	130,000	135,886
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	130,000	135,882
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	15,000	15,682
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	265,000	276,883
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,295,301
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.375%, 6/01/2038	4,500,000	4,500,180

		$18,147,326
Kansas - 0.6%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,600,000	$4,067,172
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,685,085
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,580,681

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	$615,000	$684,827
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,220,625
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	1,099,171
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,406,861
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,360,080
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	620,000	670,065
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,472,710
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	651,736
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	710,000	755,085
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	619,671
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,958,487
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/2029	500,000	500,545
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 6.5%, 5/15/2048	1,500,000	1,617,315
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	1,180,000	1,197,370
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	2,845,000	2,890,122
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	1,625,000	1,677,146
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	1,951,776

		$35,066,530
Kentucky - 1.9%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$765,000	$934,103
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	760,000	924,958
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	870,000	1,054,771

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	$2,840,000	$3,024,259
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	4,079,354
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	4,855,000	3,879,485
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	3,047,137
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,388,454
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	1,250,000	1,442,138
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	13,475,000	15,366,351
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	5,245,000	5,944,788
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	3,040,000	3,446,326
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,241,203
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,786,415
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,776,724
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6%, 6/01/2030 (Prerefunded 6/01/2020)	3,460,000	3,595,009
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	6,255,000	6,518,398
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	1,955,000	2,039,163
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	2,860,000	3,316,141
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	1,605,000	1,748,038

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	$2,505,000	$2,684,734
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	7,324,197
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,845,505
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Miralea Project), 7.25%, 5/15/2041 (Prerefunded 5/15/2021)	3,000,000	3,318,570
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Miralea Project), 7.375%, 5/15/2046 (Prerefunded 5/15/2021)	1,495,000	1,657,043
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	8,965,000	10,181,999
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,610,251
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,552,457
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	1,635,000	1,640,886
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,830,000	1,835,691
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	1,460,000	1,664,663

		$104,869,211
Louisiana - 1.4%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$1,599,090
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	3,200,000	3,192,000
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	2,000,000	1,995,000
Louisiana Housing Corp. Single Family Mortgage Rev. (Home Ownership Program), “A-1”, 4.5%, 12/01/2047	1,095,000	1,213,567
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish, Louisiana Gomesa Project), 5.65%, 11/01/2037	1,200,000	1,340,892

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	$7,750,000	$8,059,302
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	560,000	649,930
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,445,000	2,811,823
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,266,404
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,942,763
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary’s Parish, Louisiana Gomesa Project), 4.4%, 11/01/2044	3,385,000	3,426,602
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish, Louisiana Gomesa Project), 5.375%, 11/01/2038	2,175,000	2,347,391
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish, Louisiana Gomesa Project), 5.5%, 11/01/2039	1,905,000	2,042,903
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish, Louisiana Gomesa Project), 4.625%, 11/01/2038	1,740,000	1,779,324
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	2,990,000	3,137,407
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	4,000,000	4,228,160
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032	900,000	953,883
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037	3,480,000	3,729,029
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047	2,830,000	3,032,288

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029	$670,000	$755,948
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039	1,660,000	1,798,942
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054	2,635,000	2,801,110
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	6,470,000	6,675,617
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,725,000	4,554,286
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	1,100,000	1,302,521
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	1,790,000	2,109,354
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	875,000	983,614
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	2,405,000	2,697,688
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,095,000	1,224,626

		$76,651,464
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$2,685,000	$2,887,798
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	6,170,000	6,878,378

		$9,766,176
Maryland - 1.1%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$1,465,000	$1,682,142
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,300,000	1,474,330
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,090,000	2,363,895
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,919,404
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,330,362

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	$2,930,000	$3,182,009
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034	850,000	888,369
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039	745,000	781,453
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	2,190,000	2,290,871
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	8,325,000	9,234,007
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	6,765,000	7,437,915
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	885,000	915,727
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	1,070,000	1,313,297
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	350,000	424,039
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	985,000	1,188,442
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	1,775,000	2,123,024
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	180,248
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	549,113
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,960,000	1,978,816
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	2,290,000	2,728,787
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,360,000	2,525,861
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,585,772
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	983,341
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,314,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Prince George’s County, MD, Special Obligation Bonds (Westphalia Town Center Project), 5.125%, 7/01/2039	$790,000	$864,465
Prince George’s County, MD, Special Obligation Bonds (Westphalia Town Center Project), 5.25%, 7/01/2048	775,000	847,517
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	988,461
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,683,551
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,760,364
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,775,838

		$63,315,450
Massachusetts - 2.6%
Commonwealth of Massachusetts, “A”, 5%, 1/01/2047	$13,375,000	$15,980,450
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	2,535,000	2,851,545
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	325,000	381,621
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	9,250,000	9,210,410
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	1,300,000	1,547,455
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	1,170,000	1,242,762
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,667,123
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,448,708
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	948,727
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	10,288,237
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	3,313,889
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2027	3,690,000	4,160,364
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,122,710
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	3,332,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2042	$2,900,000	$3,204,703
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2047	7,500,000	8,253,300
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	289,249	80,828
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	400,000	443,200
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047	3,140,000	3,452,681
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	5,755,000	6,309,552
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	1,350,000	1,630,179
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	2,080,000	2,531,381
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	20,000	20,241
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	185,773
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	430,000	543,400
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,628,088
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	949,992
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	568,728
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	645,000	760,423
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,944,001
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,120,000	1,287,922
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 4%, 7/01/2044	3,120,000	3,322,519
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2044	1,305,000	1,528,638
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	985,000	1,115,010
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,122,019

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	$5,790,000	$5,968,506
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	6,585,000	6,960,542
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	10,430,000	10,582,278
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	254,532
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	850,000	880,413
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	880,000	924,387
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	12,925,000	13,368,069
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,905,000	1,970,303
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	20,000	20,100
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	740,000	779,102
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	340,000	360,992

		$142,448,533
Michigan - 1.9%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$2,220,000	$2,451,013
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	9,635,000	10,477,773
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039	3,190,000	3,456,046
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	375,000	393,848
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041	2,055,000	2,184,691
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	535,000	560,889
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	725,000	859,886
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	665,000	783,516
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	1,185,000	1,384,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	$1,155,000	$1,239,581
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,810,662
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	1,247,900
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/2027	750,000	750,630
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/2036	3,050,000	3,051,403
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	3,810,000	4,216,451
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	675,392
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	865,784
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,260,054
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	4,405,000	4,462,750
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), “A”, 4%, 11/15/2050	10,990,000	11,820,624
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	7,886,550
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2034	2,225,000	2,707,135
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2037	1,000,000	1,201,260
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	5,215,000	6,205,746
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	1,014,405
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,392,961
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,562,315
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	2,375,000	2,551,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-2”, 5%, 7/01/2044	$1,365,000	$1,466,037
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-6”, 5%, 7/01/2033	2,280,000	2,590,650
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	885,000	1,026,273
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	4,375,000	4,613,569
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	1,635,000	1,708,738
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	900,000	937,845
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,050,000	1,089,449
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	2,070,000	2,163,357
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	2,070,000	2,157,043
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,530,859
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	863,483
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	654,201
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,403,469
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,443,412

		$105,123,726
Minnesota - 0.6%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$539,435
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,254,220
Duluth, MN, Economic Development Authority, Health Care
Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,070,000	2,274,350
Duluth, MN, Economic Development Authority, Health Care
Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	3,680,000	4,304,864
Duluth, MN, Economic Development Authority, Health Care
Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,065,000	2,257,871
Duluth, MN, Economic Development Authority, Health Care
Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	2,905,000	3,384,499

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2032	$1,570,000	$1,668,046
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	446,027
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	985,000	1,033,659
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	8,390,000	8,986,445
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029	250,000	264,518
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033	420,000	451,760
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	705,000	749,063
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	677,584
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	1,260,000	1,398,915
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	257,863
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,286,675

		$33,235,794
Mississippi - 0.8%
Mississippi Development Bank Special Obligation (Hancock
County Gomesa Project), 4.55%, 11/01/2039	$1,900,000	$1,931,464
Mississippi Development Bank Special Obligation (Magnolia
Regional Health Center Project), “A”, 6.25%, 10/01/2026	1,350,000	1,426,775
Mississippi Development Bank Special Obligation (Magnolia
Regional Health Center Project), “A”, 6.5%, 10/01/2031	2,045,000	2,159,949
Mississippi Home Corp. Single Family Mortgage Rev., “A”, 4%, 12/01/2044	2,885,000	3,145,429
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	2,019,703
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,394,223
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,936,628

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	$1,155,000	$1,272,048
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	1,040,000	1,141,681
Mississippi Hospital Equipment & Facilities Authority Rev.
(Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,040,000	1,133,496
Mississippi Hospital Equipment & Facilities Authority Rev.
(Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	624,237
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043	8,920,000	10,373,603
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	7,750,000	8,963,572

		$42,522,808
Missouri - 1.6%
Dardenne, MO, Town Square Transportation Development
District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$1,122,750
Grundy County, MO, Industrial Development Authority Health
Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	1,070,000	1,072,654
Grundy County, MO, Industrial Development Authority Health
Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,590,000	1,594,404
Kansas City, MO, Industrial Development Authority, Airport Rev.
(Kansas City International Airport Terminal Modernization
Project), “B”, 5%, 3/01/2055	7,785,000	9,161,855
Kansas City, MO, Industrial Development Authority, Airport Rev.
(Kansas City International Airport Terminal Modernization
Project), “B”, AGM, 5%, 3/01/2049	12,980,000	15,377,017
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 4.375%, 2/01/2031	1,795,000	1,916,378
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	2,140,000	2,328,234
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	5,740,000	6,145,646
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	465,000	517,778
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,777,083
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,473,328

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	$2,125,000	$2,297,465
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	1,979,097
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	770,000	810,964
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	4,660,000	5,236,861
Osage Beach, MO, Tax Increment Rev. (Prewitt’s), 5%, 5/01/2023	985,000	971,052
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	750,489
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	520,086
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,429,322
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,134,780
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,198,890
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	3,445,000	3,744,267
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	1,100,000	1,169,201
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	2,229,131
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	4,475,605
St. Louis, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	10,005,000	11,205,200
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,858,087
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/2035	3,510,000	3,584,237

		$90,081,861
Montana - 0.2%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$1,010,000	$1,092,042

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Montana - continued
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	$3,840,000	$4,387,469
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	6,284,569

		$11,764,080
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$1,524,144
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	1,940,000	2,501,552
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2042	3,875,000	5,171,653
Nebraska Investment Finance Authority, Single Family Housing
Rev., “A”, 3%, 3/01/2044	40,000	40,036
Nebraska Investment Finance Authority, Single Family Housing
Rev., “A”, 4%, 9/01/2044	1,090,000	1,146,190
Nebraska Investment Finance Authority, Single Family Housing
Rev., “C”, 4%, 9/01/2048 (u)	5,010,000	5,440,359

		$15,823,934
Nevada - 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029	$595,000	$634,639
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	1,715,000	1,846,455
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038	945,000	1,010,233
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,346,980
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	1,625,000	1,715,496
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037	1,000,000	1,073,840
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047	1,015,000	1,077,108
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	85,000	103,647

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	$110,000	$130,669
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	467,412
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	581,417
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, “C”, 0%, 7/01/2058	54,500,000	7,422,900

		$18,410,796
New Hampshire - 0.5%
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042	$7,730,000	$8,049,326
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	4,935,000	4,974,036
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	760,000	767,083
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	985,000	988,191
New Hampshire Health & Education Facilities Authority Rev.
(Elliot Hospital), 5%, 10/01/2033	3,475,000	4,065,785
New Hampshire Health & Education Facilities Authority Rev.
(Elliot Hospital), 5%, 10/01/2038	3,500,000	4,026,050
New Hampshire Health & Education Facilities Authority Rev.
(Memorial Hospital), 5.5%, 6/01/2031	1,820,000	2,170,314
New Hampshire Health & Education Facilities Authority Rev.
(Memorial Hospital), 5.5%, 6/01/2036	1,825,000	2,143,463
New Hampshire Health & Education Facilities Authority Rev.
(Rivermead), “A”, 6.875%, 7/01/2041	2,625,000	2,782,526

		$29,966,774
New Jersey - 5.0%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$5,875,000	$6,868,580
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	566,700
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	2,340,000	2,340,866

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	$430,000	$509,670
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	499,521
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	772,697
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,869,071
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,454,905
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	373,285
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	365,726
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,089,114
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,182,409
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	588,353
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	105,000	109,827
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	1,500,000	1,772,805
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	9,585,000	11,209,274
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.375%, 1/01/2024	650,000	662,955
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,397,635
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	4,350,000	4,502,902
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	1,625,000	1,678,983
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	4,625,000	4,788,494
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	2,530,000	2,964,173
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,810,000	3,255,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	$105,000	$109,009
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	653,763
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	765,447
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	985,000	1,088,445
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,644,873
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	825,000	946,613
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	690,000	788,553
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	3,850,000	4,323,203
New Jersey Economic Development Authority Rev., School Facilities Construction, “NN”, 5%, 3/01/2027	5,865,000	6,419,829
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	2,335,000	2,342,892
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	7,870,000	8,533,205
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	5,770,000	6,334,537
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	1,820,000	2,095,311
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	8,595,000	9,895,166
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	3,685,000	4,163,055
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,150,000	1,164,881
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,500,000	8,779,140
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	400,000	461,176
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	5,075,000	6,201,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	$1,560,000	$1,899,238
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	11,497,297
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,710,000	2,000,820
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,710,000	1,992,321
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,450,000	1,683,914
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,455,000	1,683,100
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,285,000	1,481,232
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,490,000	1,709,432
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,475,000	2,825,485
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	475,000	476,335
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	7,810,000	7,868,575
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “C”, 4.75%, 10/01/2050 (u)	15,375,000	17,245,215
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	4,490,000	5,463,297
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	3,270,000	3,864,388
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	2,180,000	2,537,193
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	4,395,000	5,272,681
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	2,500,000	2,735,700
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2035	5,000,000	5,822,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2036	$5,000,000	$5,801,250
New Jersey Transportation Trust Fund Authority, Transportation System, “C”, 5%, 6/15/2042	3,350,000	3,500,114
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	50,000,000	26,773,000
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	16,375,000	12,797,062
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	4,750,000	2,817,938
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	12,405,000	7,058,569
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	4,765,000	3,240,152
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2027	9,360,000	7,612,207
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2031	15,000,000	10,444,650

		$277,636,709
New Mexico - 0.3%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$11,915,000	$12,334,765
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	1,710,000	1,860,566
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	3,320,000	3,619,132

		$17,814,463
New York - 3.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,265,000	$2,316,438
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	1,000,000	1,104,230
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	2,075,000	2,313,687
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	1,315,000	1,323,692
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “B”, 5%, 7/01/2021	115,000	114,699
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,874,514

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	$4,025,000	$4,022,343
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	8,890,000	8,184,223
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,000,000	2,145,400
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	1,230,000	1,311,524
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	887,458
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,378,550
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,102,296
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	800,000	938,840
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	1,000,000	1,118,530
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	1,500,000	1,746,180
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	23,495,000	31,498,102
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	33,025,000	36,264,092
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,560,599
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	4,760,000	4,864,768
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	8,230,000	8,825,770
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,340,000	8,821,885
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,220,000	5,493,685
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	5,275,000	6,292,020
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	3,080,000	3,661,566

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	$1,730,000	$2,049,669
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,270,000	1,368,958
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	10,911,318	11,560,323
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	975,000	1,181,320
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042	6,865,000	7,117,632
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2042 (Prerefunded 7/01/2022)	3,110,000	3,458,755
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	7,000,000	7,260,120
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,435,000	2,577,399
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	2,936,180
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	320,000	354,870
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	1,745,000	1,914,108
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	1,025,000	1,121,237
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	2,395,000	2,612,610
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	3,070,000	3,319,591
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	950,318
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	470,483
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,294,518
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	3,490,000	3,482,357
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	7,857,100

		$212,052,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 0.9%
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	$2,500,000	$2,773,975
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2049	5,210,000	5,689,893
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	14,235,000	15,493,659
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,040,000	1,181,908
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,432,213
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	812,797
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	3,585,000	3,936,187
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,637,925
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,944,215
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,265,000	1,349,553
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041	1,745,000	1,871,757
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046	1,815,000	1,939,672
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	573,029
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,118,482
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,271,872
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	907,082
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,401,534
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,086,150

		$48,421,903
North Dakota - 0.5%
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$2,610,000	$3,018,935
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,472,516

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - continued
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2043	$9,245,000	$10,424,385
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	395,000	413,703
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	950,000	995,438
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	7,060,000	7,726,535

		$26,051,512
Ohio - 6.8%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$3,440,000	$3,842,411
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045 (Prerefunded 6/01/2020)	5,990,000	6,231,397
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	23,370,000	22,896,056
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	16,130,000	15,936,763
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	18,715,000	18,452,054
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	4,485,000	4,368,749
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	11,225,000	11,154,731
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	91,630,000	92,371,287
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	14,535,000	14,634,274
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,643,685
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2036	2,000,000	2,184,280
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,360,563
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	1,820,000	1,919,590
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	2,210,000	2,337,760
Butler County, OH, Hospital Facilities Rev. (UC Health), ETM, 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	3,615,000	3,812,813
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	1,012,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	$2,480,000	$2,692,164
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	991,274
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,025,000	1,027,624
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,075,000	1,142,048
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	3,915,000	4,391,534
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,599,569
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	14,205,000	16,194,126
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2052	875,000	1,011,071
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	3,355,000	3,708,181
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	13,520,000	15,573,553
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,539,418
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,251,211
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	5,710,000	6,202,373
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	8,050,000	9,106,965
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	461,730
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	1,700,000	2,011,950
Miami County, OH, Hospital Facilities Rev., “A”, 5%, 8/01/2049	13,945,000	16,286,923
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	2,235,000	2,289,333
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	3,230,000	3,318,340
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	1,835,000	1,965,377
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	2,325,000	2,477,892
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	3,115,000	3,324,733
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	680,000	727,559

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	$1,390,000	$1,499,393
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,719,536
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	1,089,750
Ohio Housing Finance Agency, 4.5%, 9/01/2049 (u)	13,220,000	14,773,350
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	9,990,000	11,083,306
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	8,958,864
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	3,480,000	3,488,909
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	690,000	784,875
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	3,725,000	4,049,187
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	2,645,000	2,871,994
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	1,715,000	1,793,273
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	2,100,000	2,262,435
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	395,000	419,012
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,757,566
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,095,807

		$376,101,566
Oklahoma - 1.0%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$800,000	$824,608
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise, “A”, 8.5%, 8/25/2026 (n)	2,370,000	2,648,143
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,522,245

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	$695,000	$847,678
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	3,525,000	4,213,327
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	5,794,282
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	5,285,000	6,263,729
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	5,807,392
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	4,335,000	4,863,176
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/2045 (Prerefunded 5/01/2020)	3,500,000	3,654,245
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	731,623
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,795,000	4,828,805
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	2,005,000	2,246,402
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	5,260,000	5,734,242
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	6,615,000	7,213,062

		$57,192,959
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$655,000	$697,640
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,220,065
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	863,256
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/2030 (Prerefunded 9/01/2020)	1,990,000	2,081,142
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/2040 (Prerefunded 9/01/2020)	4,100,000	4,326,156
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,350,020
State of Oregon, Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), “D”, 4.75%, 1/01/2050 (u)	11,710,000	13,116,020

		$23,654,299

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - 7.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$9,450,000	$10,096,947
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2023	395,000	427,888
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	765,000	889,083
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	765,000	878,105
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	2,175,000	2,408,530
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042	6,700,000	7,394,723
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032	2,505,000	2,847,083
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	1,990,000	2,189,497
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	1,110,000	1,170,895
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,819,132
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	460,000	542,616
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	7,825,000	8,853,753
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	856,883
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	815,000	848,113
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,819,164
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	961,278
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	2,229,292
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	664,314
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,874,008

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$1,395,000	$1,699,249
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,195,000	1,450,885
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	605,000	731,124
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	1,035,000	1,051,301
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	4,300,000	4,358,394
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	1,965,000	2,027,762
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/2045	7,220,000	7,319,275
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,773,743
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	855,000	935,361
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,477,792
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	2,440,000	2,718,599
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	364,383
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	456,889
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	325,000	346,070
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	180,000	190,586
Erie County, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2038	750,000	828,248
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	3,086,574
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,685,000	4,038,428
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	4,076,629
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	3,660,000	3,989,217

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	$5,045,000	$5,330,698
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,627,019
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	4,280,000	4,486,596
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	7,735,000	8,631,951
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	7,948,881
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,305,000	1,530,935
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	2,765,000	2,984,458
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,635,000	2,827,171
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	3,225,000	3,448,686
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	8,510,000	9,594,599
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,507,031
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,237,713
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	1,355,000	1,489,917
Northeastern, PA, Hospital and Education Authority College Rev. (King’s College Project), 5%, 5/01/2044	1,810,000	2,113,265
Northeastern, PA, Hospital and Education Authority College Rev. (King’s College Project), 5%, 5/01/2049	985,000	1,146,451
Pennsylvania Economic Development Financing Authority Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,325,851
Pennsylvania Economic Development Financing Authority Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	9,950,000	11,377,427
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,415,000	3,467,420
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	2,525,000	2,569,667

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	$740,000	$770,703
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	1,545,000	1,718,179
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	8,435,000	9,345,896
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	4,990,000	5,578,521
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania), “A”, 5%, 2/15/2048	14,795,000	17,860,376
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	7,425,000	8,103,868
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	22,775,000	24,737,749
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,095,321
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	1,996,254
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	1,435,000	1,474,376
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	3,500,000	3,675,630
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	470,000	491,958
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	929,569
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,620,000	2,746,441
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	4,790,000	5,017,190
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	2,004,698
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,495,426
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,852,113

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	$5,820,000	$5,970,156
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,275,748
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,210,124
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	943,271
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,846,586
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	1,060,002
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,653,404
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2037	2,655,000	3,000,522
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2058	10,580,000	11,660,959
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.25%, 12/01/2047	3,245,000	3,405,660
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.5%, 12/01/2058	4,690,000	4,949,732
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,290,000	2,482,749
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	2,600,000	2,787,564
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,655,000	3,898,167
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	8,405,000	9,825,445
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	405,000	489,074
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	1,015,000	1,213,402
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	510,000	607,609
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	510,000	605,783

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	$510,000	$604,044
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	1,525,000	1,787,605
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,133,370
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	245,000	282,683
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	1,050,000	1,380,740
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	785,000	1,042,315
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	390,000	440,642
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	2,615,000	3,176,624
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	10,413,497
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,331,260
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,740,000	1,884,142
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	11,030,000	13,010,878
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	19,350,000	22,761,792
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	505,000	511,020
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	372,122
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	429,029
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	418,197

		$401,097,734
Puerto Rico - 9.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/2044	$10,000,000	$10,100,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	810,000	832,097
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	3,355,000	3,457,227

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$5,790,000	$6,321,406
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	4,800,000	4,722,960
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	1,085,000	1,218,987
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	1,080,000	1,195,528
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	2,800,000	3,101,084
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	4,440,000	4,899,984
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,553,882
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	635,519
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	27,620,000	29,656,423
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	15,420,000	16,835,248
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	11,750,000	12,337,383
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	1,130,000	1,146,362
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	8,340,000	9,061,910
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	3,345,000	3,635,446
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	9,105,000	10,047,276
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	2,140,000	2,269,791
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	5,265,000	5,574,319
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	6,565,000	6,853,860
Commonwealth of Puerto Rico Highway & Transportation
Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	1,545,000	1,487,016
Commonwealth of Puerto Rico Highway & Transportation
Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	810,000	810,915
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	788,595
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	875,000	904,304
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	410,000	410,262

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	$12,830,000	$13,358,339
Commonwealth of Puerto Rico, Public Improvement, “A”,
NATL, 5.5%, 7/01/2020	2,320,000	2,360,878
Commonwealth of Puerto Rico, Public Improvement, “A-4”,
AGM, 5.25%, 7/01/2030	1,345,000	1,369,183
Commonwealth of Puerto Rico, Public Improvement, “C-7”,
NATL, 6%, 7/01/2027	3,665,000	3,755,049
Puerto Rico Convention Center District Authority, Hotel
Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2020	840,000	842,134
Puerto Rico Convention Center District Authority, Hotel
Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	11,555,000	11,667,661
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	22,420,000	16,983,150
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	2,960,000	2,242,200
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	5,260,000	3,997,600
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	7,845,000	5,942,588
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	14,825,000	11,229,938
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	555,089
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,345,023
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	65,000	65,856
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,249,543
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	379,989
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	1,150,000	1,163,915
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	240,000	242,702
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	260,000	262,818
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	185,000	190,047
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2021	2,010,000	2,035,165
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	695,000	703,410

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	$280,000	$280,728
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	815,000	820,778
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	3,275,000	2,480,813
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	11,890,000	9,006,675
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	1,230,000	1,243,850
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	65,678
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	502,652
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,705,000	1,708,734
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	8,935,000	9,459,931
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	503,101
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	1,070,000	1,137,421
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	3,765,000	4,013,226
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	5,250,000	5,586,053
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,080,000	37,207,602
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	630,000	665,343
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	4,720,000	3,563,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	5,265,000	4,001,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	10,000,000	10,237,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,637,588

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	$4,780,000	$4,785,449
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	165,000	164,291
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	45,000	44,939
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	580,220
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	550,000	549,131
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	656,313
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	200,000	199,598
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,645,000	2,668,276
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	977,883
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,331,782
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,120,000	1,107,064

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$1,625,000	$1,625,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	497,438
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,253,525
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	5,450,000	5,818,529
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	11,530,000	12,437,988
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	1,145,000	1,245,256
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	9,895,000	10,826,911
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	17,840,000	19,600,986
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	1,075,000	1,185,532
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2029	13,625,000	8,431,286
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2037	8,455,000	3,215,690
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2043	2,295,000	631,423
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2044	7,350,000	1,904,385
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “C”, AAC, 0%, 7/01/2028	1,085,000	710,881
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	333,902
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	735,000	749,215
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2023	3,400,000	3,654,150
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,470,000	1,500,576
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	490,000	498,854
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	690,000	705,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	$6,225,000	$6,609,518
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	1,260,000	1,300,118
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	445,000	445,267
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	46,106,000	45,082,447
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	11,511,000	11,510,424
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.55%, 7/01/2040	10,115,000	9,710,602
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.75%, 7/01/2053	298,000	279,750
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 5%, 7/01/2058	4,051,000	3,883,896
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	446,000	382,021
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	2,598,000	1,994,615
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	825,000	579,942
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	20,100,000	12,638,076
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	20,115,000	11,283,107
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	14,533,000	3,338,957
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	15,804,000	2,674,195
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	601,450

		$530,129,172
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	$1,855,000	$1,948,566
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	2,745,000	2,864,572

		$4,813,138
South Carolina - 1.0%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$4,130,000	$4,397,004

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, 5%, 4/01/2048	$1,500,000	$1,617,315
South Carolina Jobs & Economic Development Authority, 5.25%, 4/01/2053	2,060,000	2,238,314
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	835,043
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	997,205
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	5,735,000	6,023,241
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	3,240,000	3,438,904
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,958,166
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,515,364
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,834,302
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	2,075,536
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	9,330,000	10,854,149
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	2,655,000	2,867,241
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	2,610,000	2,811,701
South Carolina Port Authority Rev., 5.25%, 7/01/2050	1,485,000	1,696,063
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,750,000	1,940,942
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	1,330,000	1,524,300

		$52,624,790

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 1.1%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2031	$1,700,000	$1,829,251
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2037	1,375,000	1,452,481
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	1,575,000	1,643,276
Chattanooga, TN, Health, Educational & Housing Facility Board Rev., Catholic Health Initiatives, “A”, 5.25%, 1/01/2045	2,270,000	2,561,128
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	5,000,000	5,189,450
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	3,000,000	2,919,030
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038 (Prerefunded 7/01/2020)	1,700,000	1,774,409
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	680,000	798,789
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	934,400
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	500,000	574,320
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Trousdale Foundation Properties), “A”, 6.25%, 4/01/2049	9,915,000	11,027,463
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	240,000	280,399
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	310,000	356,336
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,372,660
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	522,300
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,050,110
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,319,352

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	$3,625,000	$4,197,968
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	2,540,000	2,747,543
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	2,855,000	3,124,940
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4.5%, 7/01/2049 (u)	13,130,000	14,539,112

		$63,214,717
Texas - 6.6%
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	$800,000	$965,736
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	655,000	787,081
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	3,400,000	4,028,422
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	864,362
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,863,558
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,109,947
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,809,623
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,746,986
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	555,000	561,188
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	1,040,000	1,050,941
Austin, TX (Travis, Williamson and Hays Counties) Airport System Rev., “B”, 5%, 11/15/2041	930,000	1,080,232
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	1,058,931
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,568,535
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	298,987
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	717,471
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	468,448

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	$585,000	$680,823
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,478,336
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	967,474
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041 (Prerefunded 8/15/2021)	695,000	757,237
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,086,116
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	360,000	364,766
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	4,940,000	5,258,729
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,670,000	1,780,504
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	4,430,000	4,609,415
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	4,812,332
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	9,175,000	9,868,722
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/2040 (Prerefunded 3/01/2020)	3,800,000	3,917,268
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	2,035,789
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,845,000	2,896,125
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	879,830
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,695,554
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,620,467
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	210,095
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	509,679
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	4,580,000	2,741,634
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	18,675,822

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	$745,000	$332,702
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	642,884
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	8,262,912
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	3,075,000	3,150,737
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	4,655,000	5,097,365
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	9,905,000	11,090,034
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	6,515,000	7,318,886
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	100,000	100,287
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,290,000	1,448,244
La Vernia, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,670,000	1,673,023
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,385,000	4,395,086
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2024	300,000	319,497
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	905,000	961,934
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2030	750,000	791,040
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2036	500,000	516,775
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2042	1,750,000	1,804,530
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031	4,240,000	4,539,726
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2038	460,000	532,427
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,905,000	2,180,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2058	$1,685,000	$1,899,534
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,167,100
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	2,000,000	2,154,260
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	295,000	312,473
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	420,000	449,585
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	884,724
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	1,013,510
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “B-1”, 3.25%, 11/15/2022	500,000	499,990
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,429,529
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,525,577
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,574,855
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.25%, 7/01/2037	445,000	469,439
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.5%, 7/01/2042	445,000	473,622
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 5%, 7/01/2047	445,000	485,023

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.75%, 7/01/2052	$665,000	$714,017
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	230,000	270,901
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	1,170,000	1,248,589
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	2,330,000	2,637,863
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	3,205,000	3,615,689
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	525,000	568,402
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	790,000	854,827
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	2,105,000	2,338,508
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,845,000	2,009,371
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030	310,000	341,384
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035	310,000	336,176
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047	770,000	821,097
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,295,000	1,431,040
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	1,530,000	1,701,329
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	2,250,000	2,498,715

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	$140,000	$145,331
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	355,000	366,364
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	1,060,000	1,087,549
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	540,000	561,308
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	595,000	614,701
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	715,000	734,949
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	1,435,000	1,481,925
North Texas Tollway Authority Rev., 6%, 1/01/2043 (Prerefunded 1/01/2021)	1,280,000	1,366,426
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	9,170,000	10,428,491
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034	1,075,000	1,246,473
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044	1,970,000	2,300,290
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049	1,680,000	1,985,777
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	4,948,120
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,955,000	3,119,298
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	175,000	177,294
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,530,690
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,357,276
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	4,210,000	4,193,286
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041 (a)(d)	2,750,000	1,925,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035 (a)(d)	$845,000	$591,500
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045 (a)(d)	3,750,000	2,625,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2040	2,000,000	2,243,020
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2046	7,180,000	8,006,562
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	1,740,000	1,740,887
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), 5.25%, 11/15/2047	2,565,000	2,623,995
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2030	2,000,000	2,069,580
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2035	2,350,000	2,395,496
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2045	2,515,000	2,525,588
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2030	3,855,000	3,989,116
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2036	5,105,000	5,192,704
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8%, 11/15/2028 (d)(q)	1,000,000	950,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044 (d)(q)	14,305,000	13,589,750
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	660,000	712,873
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	6,995,000	7,856,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Department of Housing & Community Affairs Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	$3,880,000	$4,320,690
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	25,885,000	30,023,494
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,618,251
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,285,148
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,350,254
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	6,624,741
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	640,000	316,909
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	470,000	219,824
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	230,110
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	217,038
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	1,040,000	410,280
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	533,419
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	413,150
Texas Water Development Board State Water Implementation Rev., “B”, 4%, 10/15/2043	23,625,000	26,158,781
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	3,165,000	3,388,607
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	3,560,000	3,816,996
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	410,000	424,157

		$363,748,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 0.5%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$9,190,000	$10,884,360
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036	715,000	760,410
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	1,285,000	1,345,446
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026	385,000	391,079
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 6%, 4/15/2045	2,395,000	2,425,536
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	745,000	752,033
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	400,000	483,392
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	355,000	424,165
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	773,630
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/2037	2,250,000	2,251,845
Utah Housing Corp., Tax-Exempt Mortgage Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	5,773,303	6,109,252

		$26,601,148
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$2,910,000	$3,104,301
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,911,576
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	2,445,000	2,701,016
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	560,000	587,597
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	620,000	655,303
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	570,000	602,325
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	615,000	649,317
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	789,949
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,779,463

		$15,780,847

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 1.1%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$4,750,000	$5,123,588
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	981,912	85,917
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023	335,000	346,286
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028	580,000	627,224
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	1,105,000	1,206,925
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	3,880,000	4,070,081
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	960,000	1,040,170
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,861,791
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2032	1,140,000	1,371,944
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	490,000	585,315
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030	2,810,000	3,114,857
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	2,590,000	2,831,595
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,620,465
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	3,880,000	4,184,309
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	14,695,000	15,581,990
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	4,975,000	5,511,056
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	10,549,432
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	715,000	748,290
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2020 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2020 (a)(d)	6,569,571	657

		$60,461,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - 1.3%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$2,675,000	$2,989,981
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,747,450
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	6,565,000	7,070,702
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	2,220,000	2,472,791
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,760,775
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5%, 1/01/2032 (n)	700,000	779,709
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	993,879
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,366,640
Seattle, WA, Municipal Light & Power Improvement Rev., “C”, 4%, 9/01/2037	7,000,000	7,748,580
Seattle, WA, Port Rev., 4%, 4/01/2044	2,175,000	2,372,620
Seattle, WA, Port Rev., 5%, 4/01/2044	8,165,000	9,756,277
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,775,000	2,047,321
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,805,000	2,068,476
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038	830,000	884,000
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048	1,420,000	1,496,126
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053	1,375,000	1,444,561
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028	225,000	236,914
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033	225,000	247,055
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038	325,000	352,843
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048	450,000	482,571
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	2,460,000	2,692,765
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	4,675,000	5,054,423

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	$2,970,000	$3,203,412
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036	1,000,000	1,062,330
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041	2,000,000	2,113,520
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046	2,385,000	2,513,003
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051	3,635,000	3,818,931

		$74,777,655
West Virginia - 0.7%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2028	$1,285,000	$1,443,775
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	515,000	577,433
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	1,005,000	1,121,490
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	1,760,000	1,906,344
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	1,040,760
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,393,311
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	419,153
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	6,455,000	7,511,877
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2027	2,100,000	2,403,996
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,141,900
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038 (a)(d)	3,450,000	2,513,808
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	15,000,000	15,931,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	$610,000	$646,734
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	617,900
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	285,000	299,732

		$38,969,713
Wisconsin - 3.1%
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	$520,000	$604,963
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	680,000	783,482
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	780,000	876,658
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	2,530,000	2,808,528
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	2,523,489
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	1,362,532
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,265,000	1,357,117
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/2028 (a)(d)	2,675,000	481,500
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2035 (Prerefunded 6/01/2020)	710,000	739,039
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2039 (Prerefunded 6/01/2020)	1,435,000	1,493,692
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,192,695
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	955,000	1,018,813
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	2,035,000	2,297,718
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), “A”, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	1,855,000	1,993,476
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), “A”, 6%, 5/01/2041 (Prerefunded 5/01/2021)	1,405,000	1,521,994
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,994,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	$5,110,000	$5,228,859
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	485,000	488,458
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,960,000	1,974,837
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2040	445,000	467,419
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2045	595,000	622,656
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2050	2,430,000	2,538,232
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., “D”, 4%, 3/01/2047 (u)	8,820,000	9,583,283
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	325,518
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	865,000	973,609
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	647,674
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	715,567
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	1,081,746
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,106,734
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	1,005,000	1,084,445
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	2,815,000	3,027,138
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029	545,000	563,094
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039	500,000	520,000
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049	1,100,000	1,135,739
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 3.75%, 10/01/2023	365,000	371,471
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033	670,000	722,012

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048	$3,265,000	$3,444,020
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	310,000	314,954
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	520,000	575,879
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	920,000	987,684
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	1,215,000	1,279,456
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	661,646
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	545,000	604,667
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	12,340,000	14,025,397
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037	8,145,000	9,721,546
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	4,260,000	5,084,225
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,503,352
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	3,030,000	3,529,708
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2049	5,740,000	6,542,796
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	3,135,738
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	1,995,000	2,207,867
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	3,915,000	4,289,431
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	3,830,000	4,181,594
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	8,800,000	9,583,816

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	$1,905,000	$2,024,748
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	1,730,000	1,851,584
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	1,685,000	1,819,969
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	3,465,000	3,774,771
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,664,710
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	730,000	774,596
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	4,157,015
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,610,000	18,778,071
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	3,056,206

		$171,804,548
Total Municipal Bonds (Identified Cost, $5,222,409,268)		$5,535,710,234

Trust Units - 0.6%
Puerto Rico - 0.6%
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (taxable), 8/01/2040	665,420	$79,850
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (tax-exempt), 8/01/2040	2,020,532	1,464,886
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/01/2041	1,449,783	195,721
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	4,426,722	3,209,373
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	1,555,873	210,043
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	6,766,739	4,905,886
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/01/2043	900,837	121,613
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	4,777,584	3,463,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Trust Units - continued
Puerto Rico - continued
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (taxable), 8/01/2044	2,813,425	$379,812
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	14,669,269	10,635,220
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	180,437	24,359
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	547,957	397,269
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	2,762,212	372,899
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	10,431,120	7,562,562
Total Trust Units (Identified Cost, $36,479,081)		$33,023,241

Bonds - 0.1%
Consumer Services - 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (Identified Cost, $5,871,038) (n)	$8,338,000	$5,963,306

Investment Companies (h) - 1.9%
Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 2.31% (v) (Identified Cost, $105,180,401)	105,180,699	$105,180,699

Other Assets, Less Liabilities - (2.2)%		(122,793,470)
Net Assets - 100.0%		$5,557,084,010

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $105,180,699 and $5,574,696,781, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,129,615 representing 0.6% of net assets.

(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $5,264,759,387)	$5,574,696,781
Investments in affiliated issuers, at value (identified cost, $105,180,401)	105,180,699
Cash	15,150
Receivables for
Investments sold	9,075,490
Fund shares sold	17,172,442
Interest	51,815,345
Other assets	17,840
Total assets	$5,757,973,747
Liabilities
Payables for
Distributions	$1,988,360
Investments purchased	100,587,533
Fund shares reacquired	9,318,257
Interest expense and fees	469,141
Payable to the holders of the floating rate certificates	86,441,517
Payable to affiliates
Investment adviser	154,254
Administrative services fee	3,158
Shareholder servicing costs	1,707,318
Distribution and service fees	13,666
Payable for independent Trustees’ compensation	4,560
Accrued expenses and other liabilities	201,973
Total liabilities	$200,889,737
Net assets	$5,557,084,010
Net assets consist of
Paid-in capital	$5,268,465,925
Total distributable earnings (loss)	288,618,085
Net assets	$5,557,084,010
Shares of beneficial interest outstanding	658,019,256

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,827,276,177	216,289,019	$8.45
Class B	16,220,186	1,918,011	8.46
Class C	237,658,684	28,101,835	8.46
Class I	2,460,490,116	291,410,817	8.44
Class R6	1,015,438,847	120,299,574	8.44

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.83 [100 / 95.75 x $8.45]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$122,808,532
Dividends from affiliated issuers	818,127
Other	704
Total investment income	$123,627,363
Expenses
Management fee	$13,417,280
Distribution and service fees	1,235,179
Shareholder servicing costs	1,818,521
Administrative services fee	295,425
Independent Trustees’ compensation	25,178
Custodian fee	172,881
Shareholder communications	102,736
Audit and tax fees	33,296
Legal fees	23,902
Interest expense and fees	922,225
Miscellaneous	174,474
Total expenses	$18,221,097
Fees paid indirectly	(2,149)
Reduction of expenses by investment adviser and distributor	(267,153)
Net expenses	$17,951,795
Net investment income (loss)	$105,675,568

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$18,197,921
Affiliated issuers	14,254
Net realized gain (loss)	$18,212,175
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$196,367,297
Affiliated issuers	284
Net unrealized gain (loss)	$196,367,581
Net realized and unrealized gain (loss)	$214,579,756
Change in net assets from operations	$320,255,324

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/19 (unaudited)	Year ended 1/31/19

From operations
Net investment income (loss)	$105,675,568	$203,100,129
Net realized gain (loss)	18,212,175	(10,726,308)
Net unrealized gain (loss)	196,367,581	(38,944,978)
Change in net assets from operations	$320,255,324	$153,428,843
Total distributions to shareholders	$(98,383,753)	$(193,104,583)
Change in net assets from fund share transactions	$462,528,088	$357,845,640
Total change in net assets	$684,399,659	$318,169,900

Net assets
At beginning of period	4,872,684,351	4,554,514,451
At end of period	$5,557,084,010	$4,872,684,351

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/19		Year ended
Class A			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$8.09		$8.16	$8.02	$8.25		$8.29	$7.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.35	$0.36	$0.37	(c)	$0.37	$0.39
Net realized and unrealized gain (loss)	0.35		(0.08)	0.14	(0.25)		(0.06)	0.65
Total from investment operations	$0.52		$0.27	$0.50	$0.12		$0.31	$1.04

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.36)	$(0.35)		$(0.35)	$(0.36)
Net asset value, end of period (x)	$8.45		$8.09	$8.16	$8.02		$8.25	$8.29
Total return (%) (r)(s)(t)(x)	6.46	(n)	3.31	6.29	1.38	(c)	3.86	14.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.67	0.68	0.71	(c)	0.70	0.71
Expenses after expense reductions (f)	0.67	(a)	0.66	0.65	0.66	(c)	0.66	0.68
Net investment income (loss)	4.15	(a)	4.35	4.44	4.41	(c)	4.54	4.85
Portfolio turnover	6	(n)	24	17	23		17	12
Net assets at end of period (000 omitted)	$1,827,276		$1,623,004	$1,589,868	$1,781,515		$1,974,564	$1,583,324

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.63	(a)	0.64	0.64	0.65	(c)	0.65	0.67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class B			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$8.10		$8.16	$8.03	$8.26		$8.30	$7.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.29	$0.30	$0.30	(c)	$0.31	$0.33
Net realized and unrealized gain (loss)	0.35		(0.07)	0.13	(0.25)		(0.06)	0.66
Total from investment operations	$0.49		$0.22	$0.43	$0.05		$0.25	$0.99

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.30)	$(0.28)		$(0.29)	$(0.30)
Net asset value, end of period (x)	$8.46		$8.10	$8.16	$8.03		$8.26	$8.30
Total return (%) (r)(s)(t)(x)	6.07	(n)	2.68	5.35	0.59	(c)	3.06	13.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.67	1.68	1.71	(c)	1.70	1.71
Expenses after expense reductions (f)	1.42	(a)	1.41	1.41	1.44	(c)	1.44	1.45
Net investment income (loss)	3.42	(a)	3.61	3.68	3.62	(c)	3.78	4.08
Portfolio turnover	6	(n)	24	17	23		17	12
Net assets at end of period (000 omitted)	$16,220		$17,392	$22,213	$26,528		$30,537	$33,622

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.38	(a)	1.40	1.40	1.43	(c)	1.43	1.44

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class C			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$8.10		$8.16	$8.03	$8.26		$8.30	$7.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.27	$0.28	$0.28	(c)	$0.29	$0.31
Net realized and unrealized gain (loss)	0.35		(0.08)	0.13	(0.24)		(0.06)	0.66
Total from investment operations	$0.48		$0.19	$0.41	$0.04		$0.23	$0.97

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.28)	$(0.27)		$(0.27)	$(0.28)
Net asset value, end of period (x)	$8.46		$8.10	$8.16	$8.03		$8.26	$8.30
Total return (%) (r)(s)(t)(x)	5.93	(n)	2.42	5.10	0.37	(c)	2.83	13.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.67	1.68	1.71	(c)	1.70	1.71
Expenses after expense reductions (f)	1.67	(a)	1.66	1.65	1.66	(c)	1.66	1.68
Net investment income (loss)	3.16	(a)	3.35	3.43	3.41	(c)	3.55	3.84
Portfolio turnover	6	(n)	24	17	23		17	12
Net assets at end of period (000 omitted)	$237,659		$230,387	$282,931	$285,224		$271,643	$254,973

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.63	(a)	1.64	1.64	1.65	(c)	1.65	1.66

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class I			1/31/19	1/31/18	1/31/17		1/31/16	1/31/15
	(unaudited)
Net asset value, beginning of period	$8.09		$8.15	$8.02	$8.25		$8.29	$7.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.35	$0.36	$0.37	(c)	$0.37	$0.38
Net realized and unrealized gain (loss)	0.34		(0.08)	0.13	(0.25)		(0.06)	0.67
Total from investment operations	$0.51		$0.27	$0.49	$0.12		$0.31	$1.05

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.36)	$(0.35)		$(0.35)	$(0.36)
Net asset value, end of period (x)	$8.44		$8.09	$8.15	$8.02		$8.25	$8.29
Total return (%) (r)(s)(t)(x)	6.33	(n)	3.44	6.15	1.38	(c)	3.86	14.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.67	0.68	0.71	(c)	0.71	0.71
Expenses after expense reductions (f)	0.67	(a)	0.66	0.65	0.66	(c)	0.66	0.68
Net investment income (loss)	4.14	(a)	4.34	4.42	4.42	(c)	4.55	4.78
Portfolio turnover	6	(n)	24	17	23		17	12
Net assets at end of period (000 omitted)	$2,460,490		$2,145,125	$2,261,507	$1,547,999		$1,319,815	$1,032,069

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.63	(a)	0.64	0.64	0.65	(c)	0.65	0.66

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/19		Year ended
Class R6			1/31/19	1/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$8.08		$8.15	$8.23

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.36	$0.22
Net realized and unrealized gain (loss)	0.35		(0.09)	(0.06	)(g)
Total from investment operations	$0.52		$0.27	$0.16

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.24)
Net asset value, end of period (x)	$8.44		$8.08	$8.15
Total return (%) (r)(s)(t)(x)	6.51	(n)	3.40	1.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.58	0.57	(a)
Expenses after expense reductions (f)	0.58	(a)	0.57	0.56	(a)
Net investment income (loss)	4.22	(a)	4.41	4.12	(a)
Portfolio turnover	6	(n)	24	17
Net assets at end of period (000 omitted)	$1,015,439		$856,776	$397,994

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.55	(a)	0.56	0.55	(a)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(i)	For Class R6, the period is from the class inception, June 2, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Notes to Financial Statements (unaudited) – continued

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $21,470,485. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information

Notes to Financial Statements (unaudited) – continued

from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,568,733,475	$—	$5,568,733,475
U.S. Corporate Bonds	—	5,963,306	—	5,963,306
Mutual Funds	105,180,699	—	—	105,180,699
Total	$105,180,699	$5,574,696,781	$—	$5,679,877,480

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the fund utilizing the fund’s municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust (“the

Notes to Financial Statements (unaudited) – continued

trust”), and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates”. The carrying value of the fund’s payable to the holders of the floating rate certificates as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At July 31, 2019, the fund’s payable to the holders of the floating rate certificates was $86,441,517 and the weighted average interest rate on the settled floating rate certificates issued by the trust was 1.46%. For the six months ended July 31, 2019, the average payable to the holders of the settled floating rate certificates was $86,769,149 at a weighted average interest rate of 1.70%. Interest expense and fees include interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2019, interest expense and fees related to self-deposited inverse floaters amounted to $907,521 and are included in “Interest expense and fees” in the Statement of Operations.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/19
Ordinary income (including any short-term capital gains)	$6,814,996
Tax-exempt income	186,289,587

Total distributions	$193,104,583

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/19

Cost of investments	$5,278,021,265
Gross appreciation	338,006,471

Gross depreciation	(22,591,773)
Net unrealized appreciation (depreciation)	$315,414,698

As of 1/31/19

Undistributed ordinary income	748,774
Undistributed tax-exempt income	23,084,452
Capital loss carryforwards	(58,791,341)
Other temporary differences	(16,312,230)
Net unrealized appreciation (depreciation)	118,016,859

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(33,029,465)
Long-Term	(25,761,876)
Total	$(58,791,341)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 7/31/19	Year ended 1/31/19
Class A	$33,077,065	$66,395,275
Class B	263,510	677,458
Class C	3,302,537	7,775,203
Class I	43,954,914	85,633,971
Class R6	17,785,727	32,622,676
Total	$98,383,753	$193,104,583

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2019, this management fee reduction amounted to $245,969, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2019 was equivalent to an annual effective rate of 0.51% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest expenses and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R6
0.65%	1.40%	1.65%	0.65%	0.56%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2021. For the six months ended July 31, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $64,457 for the six months ended July 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$84,262
Class C	0.75%	0.25%	1.00%	1.00%	1,150,917
Total Distribution and Service Fees					$1,235,179

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2019 based on each class’s average daily net assets. MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2021. For the six months ended July 31, 2019, this waiver amounted to $21,065, which is included in the reduction of total expenses in the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2019, this rebate amounted to $119 for Class C shares, which is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2019, were as follows:

Amount
Class A	$60,841
Class B	12,004
Class C	8,160

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

Notes to Financial Statements (unaudited) – continued

six months ended July 31, 2019, the fee was $58,426, which equated to 0.0023% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,760,095.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2019 was equivalent to an annual effective rate of 0.0115% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $89 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,560 at July 31, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended July 31, 2019, the fee paid by the fund under this agreement was $5,776 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

On December 14, 2018, MFS redeemed 6,477 shares of Class R6 for an aggregate amount of $52,011.

(4) Portfolio Securities

For the six months ended July 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $811,297,040 and $307,590,071, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/19		Year ended 1/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	28,102,075	$233,329,943	50,684,626	$411,486,006
Class B	62,377	518,856	144,923	1,179,012
Class C	2,987,702	24,875,490	4,826,236	39,221,787
Class I	57,489,238	475,825,895	103,128,132	836,319,781
Class R6	24,804,768	206,803,759	87,485,395	709,665,745
	113,446,160	$941,353,943	246,269,312	$1,997,872,331

Shares issued to shareholders in reinvestment of distributions
Class A	3,645,583	$30,370,073	7,436,249	$60,380,090
Class B	25,830	215,298	67,594	549,658
Class C	337,427	2,813,107	812,535	6,606,551
Class I	4,454,517	37,098,227	8,733,196	70,865,003
Class R6	1,949,619	16,230,418	3,736,812	30,311,492
	10,412,976	$86,727,123	20,786,386	$168,712,794

Shares reacquired
Class A	(16,076,362)	$(133,556,601)	(52,458,057)	$(425,697,347)
Class B	(317,864)	(2,644,208)	(786,039)	(6,383,597)
Class C	(3,671,683)	(30,424,688)	(11,849,783)	(96,240,131)
Class I	(35,845,501)	(295,864,680)	(124,029,436)	(1,004,740,888)
Class R6	(12,452,298)	(103,062,801)	(34,075,768)	(275,677,522)
	(68,363,708)	$(565,552,978)	(223,199,083)	$(1,808,739,485)

Net change
Class A	15,671,296	$130,143,415	5,662,818	$46,168,749
Class B	(229,657)	(1,910,054)	(573,522)	(4,654,927)
Class C	(346,554)	(2,736,091)	(6,211,012)	(50,411,793)
Class I	26,098,254	217,059,442	(12,168,108)	(97,556,104)
Class R6	14,302,089	119,971,376	57,146,439	464,299,715
	55,495,428	$462,528,088	43,856,615	$357,845,640

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2019, the fund’s commitment fee and interest expense were $14,590 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$114,920,825	$549,139,261	$558,893,925	$14,254	$284	$105,180,699

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$818,127	$—

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information

Board Review of Investment Advisory Agreement – continued

about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that

Board Review of Investment Advisory Agreement – continued

were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2019

*	Print name and title of each signing officer under his or her signature.